UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-06719

                        BB&T Funds

(Exact name of Registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor, Raleigh, NC	27601-0575
(Address of principal executive offices)	(Zip code)

Keith F. Karlawish, President, BB&T Funds, 434 Fayetteville Street Mall, 5th Floor, Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: March 31, 2007

Item 1.	Reports to Stockholders.

BB&T FUNDS

LETTER FROM THE PRESIDENT AND THE INVESTMENT ADVISOR

Dear Shareholders:

We are pleased to present this semiannual report for the six-month period ended March 31, 2007. Economic growth slowed, but stocks posted strong returns and the fixed-income markets produced healthy performance.

The economy slows

A downturn in the housing market and tepid business spending caused U.S. Gross Domestic Product ("GDP")1 growth to soften. Corporate earnings growth, while moderating, remained solid. Healthy employment and rising wages meanwhile supported consumer spending, helping the economy continue to grow.

The Federal Reserve Board (the "Fed") held its target short-term interest rate steady at 5.25% throughout the period. The policy-setting board between November and March maintained a bias toward raising interest rates, because its members believed that rising prices posed the greatest risk to the economy. The Fed assumed a neutral stance as of March, however, concluding that recession was as likely as higher inflation.

Stocks post strong gains

The stock market surged for the period as a whole, despite a late-February plunge. Investors were encouraged by strong corporate profits and a spate of mergers and acquisitions. Furthermore, the prospect for lower interest rates appeared to brighten as the economy cooled.

Major market indices fell by more than three percent on February 27, after data emerged showing weak economic growth and rising inflation. A sharp drop in China’s stock market also unnerved investors. Inflationary pressures subsequently appeared to moderate, however, and the combination of strong profits and low valuations drew investors back into stocks.

Telecommunications shares performed particularly well, as companies in that sector reaped the fruits of recent consolidation.

Energy stocks benefited from a renewed rise in oil and gas prices. Consumer-related stocks fared relatively poorly, as investors worried that the housing slump would weaken spending. Meanwhile foreign stocks continued to outperform the U.S. market, due to a combination of strong global economic growth and weakness in the U.S. dollar.

An inverted yield curve

Bonds produced modest returns. Interest-rate increases prior to this six-month period caused short-term bonds to offer relatively high yields, while strong demand held down yields on long-term bonds. That environment led to an inverted yield curve, in which short- and intermediate-term securities offered higher yields than did comparable long-term bonds. The increasing possibility of lower fed funds rates caused the yield curve to steepen between 2-year and 30-year Treasury bonds.

Corporate bonds outperformed government issues, as ample liquidity and corporations’ overall financial health encouraged investors to accept a smaller yield premium over Treasury bonds. That trend caused the spread between corporate and Treasury yields to narrow to historically low levels by the end of the period.

Our outlook

We believe that economic growth will continue at a below-trend pace during much of 2007, as relatively high energy prices, low housing affordability and a weak housing market challenge the consumer. A downturn in business capital expenditures also is likely to weigh on GDP growth. We think that the Fed has finished its tightening phase, and that long-term inflation remains well contained.

Stocks appear likely to provide superior returns to bonds during the coming months, given equities’ attractive valuations and our outlook for declining inflation, lower interest rates and healthy, albeit moderating, profit growth. Shares of financially strong companies appear particularly well positioned for that environment.

Government bonds appear fairly valued, while corporate bonds currently offer relatively low yields given the additional risk they represent. We believe that bonds with maturities of between two and five years stand to benefit the most from an eventual Fed ease.

Recent operational changes

The BB&T Funds Board of Trustees are pleased to announce the selection of PFPC Inc. and BB&T AM Distributors, Inc. as the providers of multiple services for the BB&T Funds. Effective April 23, 2007, PFPC began providing fund accounting, transfer agency, financial and regulatory administration, and compliance services, and BB&T AM Distributors, Inc. began providing distribution services for the BB&T Funds. We are confident it will enhance the depth of our operational resources allowing for greater economies of scale resulting in superior servicing capabilities and features to our shareholders.

Please call us at 1-800-228-1872 if you have any questions. Thank you for your trust in the BB&T Funds.

Sincerely,

Keith F. Karlawish, CFA

President

BB&T Funds

Jeffrey J. Schappe, CFA

Chief Investment Officer

BB&T Asset Management, Inc.

Past performance does not guarantee future results.

1 Gross Domestic Product (“GDP”) measures the monetary value of all the goods and services produced by an economy over a specified period. It includes consumption, government purchases, investments, and exports minus imports.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. BB&T Asset Management, Inc., a wholly owned subsidiary of BB&T Corporation, serves as investment adviser to the BB&T Funds and is paid a fee for its services. Shares of the BB&T Funds are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds are distributed by BB&T AM Distributors, Inc. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. BB&T Asset Management, Inc. does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

BB&T Funds

Summary of Portfolio Holdings, (unaudited)

The BB&T Funds invested, as a percentage of net assets, in the following industry sectors, countries, states, funds or security types, as of March 31, 2007.

Large Cap Fund	Percent of net assets
Consumer Discretionary	16.2%
Consumer Staples	6.0
Energy	10.7
Financials	18.1
Health Care	18.5
Industrials	4.1
Information Technology	14.6
Materials	5.4
Telecommunication Services	2.2
Utilities	1.8
Short-Term Investments*	21.1

118.7%

Mid Cap Value Fund	Percent of net assets
Advertising	3.3%
Computer Software	12.4
Consumer Discretionary	7.7
Energy	1.5
Financials	32.1
Health Care	11.9
Industrials	8.8
Information Technology	9.3
Telecommunication Services	6.2
Short-Term Investments*	48.6

141.8%

Mid Cap Growth Fund	Percent of net assets
Consumer Discretionary	18.3%
Consumer Staples	2.7
Energy	7.4
Financials	8.1
Health Care	12.5
Industrials	11.1
Information Technology	23.6
Materials	4.8
Telecommunication Services	6.6
Utilities	1.6
Short-Term Investments*	50.3

147.0%

Small Cap Fund	Percent of net assets
Consumer Discretionary	15.3%
Consumer Staples	2.3
Corporate Bonds	0.1
Energy	7.4
Exchange Traded Funds	3.3
Financials	15.9
Health Care	5.9
Industrials	19.8
Information Technology	18.7
Materials	2.4
Utilities	1.7
Short-Term Investments*	47.7

140.5%

International Equity Fund	Percent of net assets
Australia	3.4%
Austria	0.4
Belgium	2.0
Currency Contracts	(0.3)
Denmark	0.5
Exchange Traded Funds	1.7
Finland	1.4
France	7.0
Germany	7.4
Great Britain	23.8
Greece	0.4
Hong Kong	1.3
Ireland	2.8
Italy	3.1
Japan	19.7
Netherlands	8.9
Norway	1.4
Singapore	0.1
Spain	2.3
Sweden	1.7
Switzerland	9.1

98.1%

Special Opportunities Equity Fund	Percent of net assets
Consumer Discretionary	11.6%
Consumer Staples	2.1
Energy	19.7
Financials	8.4
Health Care	15.0
Industrials	12.5
Information Technology	14.4
Investment Company	0.2
Short-Term Investments*	50.3

134.2%

Equity Income Fund	Percent of net assets
Consumer Discretionary	5.5%
Consumer Staples	10.8
Energy	21.9
Financials	19.1
Health Care	10.4
Industrials	7.8
Information Technology	5.6
Materials	2.6
Telecom	3.2
Telecommunication Services	3.6
Utilities	2.4
Short-Term Investments*	29.2

122.1%

BB&T Funds

Summary of Portfolio Holdings, continued (unaudited)

Short U.S. Government Fund	Percent of net assets
Federal Farm Credit Bank	12.7%
Federal Home Loan Bank	10.5
Federal Home Loan Mortgage Corp.	18.8
Federal Home Loan Mortgage Corp. — Mortgage-Backed Securities	10.0
Federal National Mortgage Assoc. — U.S. Government Agencies	11.6
Federal National Mortgage Assoc. — Mortgage-Backed Securities	23.1
U.S. Treasury Notes	11.5
Short-Term Investments*	45.9

144.1%

Intermediate U.S. Government Fund	Percent of net assets
Federal Home Loan Bank — U.S. Government Agencies	4.7%
Federal Home Loan Mortgage Corp. — Mortgage-Backed Securities	21.1
Federal National Mortgage Assoc. — Mortgage-Backed Securities	40.8
Federal National Mortgage Assoc. — U.S. Government Agencies	8.4
Sovereign	3.2
U.S. Treasury Notes	11.8
U.S. Government Backed Securities	8.3
Short-Term Investments*	38.3

136.6%

Total Return Bond Fund	Percent of net assets
Corporate Bonds	33.4%
Federal Home Loan Bank	1.3
Federal Home Loan Mortgage Corp. — Mortgage-Backed Securities	18.9
Federal Home Loan Mortgage Corp. — U.S. Government Agencies	3.5
Federal National Mortgage Assoc. — Mortgage-Backed Securities	18.9
Federal National Mortgage Assoc. — U.S. Government Agencies	8.7
Government National Mortgage Assoc.	2.7
Municipal	3.7
U.S. Treasury Notes	16.9
Short-Term Investments*	22.8

130.8%

Kentucky Intermediate Tax-Free Fund	Percent of net assets
Investment Company	1.4%
Kentucky Municipal Bonds	97.4

98.8%

Maryland Intermediate Tax-Free Fund	Percent of net assets
Investment Company	5.0%
Maryland Municipal Bonds	94.2

99.2%

North Carolina Intermediate Tax-Free Fund	Percent of net assets
Investment Company	2.1%
North Carolina Municipal Bonds	97.8

99.9%

South Carolina Intermediate Tax-Free Fund	Percent of net assets
Investment Company	3.6%
South Carolina Municipal Bonds	94.7

98.3%

Virginia Intermediate Tax-Free Fund	Percent of net assets
District of Columbia Municipal Bonds	2.2%
Investment Company	1.6
Virginia Municipal Bonds	95.1

98.9%

West Virginia Intermediate Tax-Free Fund	Percent of net assets
Investment Company	4.9%
West Virginia Municipal Bonds	97.2

102.1%

Prime Money Market Fund	Percent of net assets
Certificates of Deposit	5.8%
Collateralized Loan Agreements	2.9
Commercial Paper	39.9
Corporate Bonds	12.0
Municipal Bonds	0.9
Repurchase Agreements	8.2
Variable Rate Notes	31.0

100.7%

U.S. Treasury Money Market Fund	Percent of net assets
Repurchase Agreements	69.1%
U.S. Treasury Bills	22.1
U.S. Treasury Notes	8.9

100.1%

National Tax-Free Money Market Fund	Percent of net assets
Alabama	2.3%
Arizona	7.5
California	2.0
Colorado	1.6
Commercial Paper	7.6
District of Columbia	2.6
Florida	6.6
Illinois	3.6
Indiana	2.0
Investment Company	0.1
Kentucky	6.1
Louisiana	4.9
Maine	5.1
Massachusetts	3.7
Missouri	3.1
New Jersey	5.5
Ohio	14.9
Other	6.8
Texas	3.6
Utah	5.1
Virginia	2.1
Wisconsin	3.0

99.8%

BB&T Funds

Summary of Portfolio Holdings, continued (unaudited)

Capital Manager Conservative Growth Fund	Percent of net assets
International Equity	6.1%
Large Cap	22.8
Mid Cap Growth	3.2
Mid Cap Value	4.8
Small Cap	3.5
Total Return Bond	56.8
U.S. Treasury Money Market	2.6

99.8%

Capital Manager Moderate Growth Fund	Percent of net assets
International Equity	9.8%
Large Cap	36.6
Mid Cap Growth	5.1
Mid Cap Value	7.7
Small Cap	5.6
Total Return Bond	31.5
U.S. Treasury Money Market	3.5

99.8%

Capital Manager Growth Fund	Percent of net assets
International Equity	12.1%
Large Cap	45.4
Mid Cap Growth	6.4
Mid Cap Value	9.5
Small Cap	6.9
Total Return	16.8
U.S. Treasury Money Market	2.6

99.7%

Capital Manager Equity Fund	Percent of net assets
International Equity	14.6%
Large Cap	54.2
Mid Cap Growth	7.6
Mid Cap Value	11.3
Small Cap	8.6
U.S. Treasury Money Market	3.2

99.5%

*	Short-Term Investments represents the Repurchase Agreement and the invested cash collateral received in connection with securities lending (see Note 2).

BB&T Funds

Expense Examples (unaudited)

As a shareholder of the BB&T Funds (the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 through March 31, 2007.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/06	Ending Account Value 3/31/07	Expenses Paid During Period* 10/1/06 - 3/31/07	Expense Ratio During Period 10/1/06 - 3/31/07
Large Cap Fund
Class A Shares	$1,000.00	$1,061.70	$5.96	1.16%
Class B Shares	1,000.00	1,057.70	9.85	1.92%
Class C Shares	1,000.00	1,057.70	9.80	1.91%
Institutional Shares	1,000.00	1,063.40	4.68	0.91%
Mid Cap Value Fund
Class A Shares	1,000.00	1,132.90	6.12	1.15%
Class B Shares	1,000.00	1,128.80	10.08	1.90%
Class C Shares	1,000.00	1,128.20	10.08	1.90%
Institutional Shares	1,000.00	1,134.40	4.79	0.90%
Mid Cap Growth Fund
Class A Shares	1,000.00	1,125.10	6.09	1.15%
Class B Shares	1,000.00	1,120.60	10.05	1.90%
Class C Shares	1,000.00	1,120.50	10.04	1.90%
Institutional Shares	1,000.00	1,125.80	4.77	0.90%
Small Cap Fund
Class A Shares	1,000.00	1,110.50	6.79	1.29%
Class B Shares	1,000.00	1,106.60	10.71	2.04%
Class C Shares	1,000.00	1,106.70	10.71	2.04%
Institutional Shares	1,000.00	1,112.90	5.48	1.04%
International Equity Fund
Class A Shares	1,000.00	1,123.10	7.36	1.39%
Class B Shares	1,000.00	1,119.60	11.31	2.14%
Class C Shares	1,000.00	1,119.30	11.25	2.13%
Institutional Shares	1,000.00	1,124.60	5.99	1.13%
Special Opportunities Equity Fund
Class A Shares	1,000.00	1,136.90	6.87	1.29%
Class B Shares	1,000.00	1,132.80	10.85	2.04%
Class C Shares	1,000.00	1,132.70	10.85	2.04%
Institutional Shares	1,000.00	1,138.80	5.55	1.04%
Equity Income Fund
Class A Shares	1,000.00	1,115.60	6.28	1.19%
Class B Shares	1,000.00	1,112.10	10.22	1.94%
Class C Shares	1,000.00	1,112.20	10.22	1.94%
Institutional Shares	1,000.00	1,117.50	4.96	0.94%
Short U.S. Government Fund
Class A Shares	1,000.00	1,022.60	4.59	0.91%
Institutional Shares	1,000.00	1,022.80	3.33	0.66%
Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,025.30	4.70	0.93%
Class B Shares	1,000.00	1,021.60	8.47	1.68%
Class C Shares	1,000.00	1,022.60	8.47	1.68%
Institutional Shares	1,000.00	1,027.60	3.44	0.68%
Total Return Bond Fund
Class A Shares	1,000.00	1,028.70	4.65	0.92%
Class B Shares	1,000.00	1,024.90	8.43	1.67%
Class C Shares	1,000.00	1,024.90	8.43	1.67%
Institutional Shares	1,000.00	1,030.00	3.39	0.67%

BB&T Funds

Expense Examples, continued (unaudited)

	Beginning Account Value 10/1/06	Ending Account Value 3/31/07	Expenses Paid During Period* 10/1/06 - 3/31/07	Expense Ratio During Period 10/1/06 - 3/31/07
Kentucky Intermediate Tax-Free Fund
Class A Shares	$1,000.00	$1,015.20	$4.62	0.92%
Institutional Shares	1,000.00	1,015.50	3.37	0.67%
Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,015.90	4.37	0.87%
Institutional Shares	1,000.00	1,018.20	3.12	0.62%
North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,015.40	4.52	0.90%
Institutional Shares	1,000.00	1,016.60	3.27	0.65%
South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,013.80	4.62	0.92%
Institutional Shares	1,000.00	1,014.20	3.41	0.68%
Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,015.00	4.52	0.90%
Institutional Shares	1,000.00	1,015.40	3.27	0.65%
West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,017.30	4.53	0.90%
Institutional Shares	1,000.00	1,018.50	3.27	0.65%
Prime Money Market Fund
Class A Shares	1,000.00	1,022.20	4.89	0.97%
Class B Shares	1,000.00	1,019.90	7.40	1.47%
Class C Shares	1,000.00	1,019.70	7.45	1.48%
Institutional Shares	1,000.00	1,024.80	2.37	0.47%
U.S. Treasury Money Market Fund
Class A Shares	1,000.00	1,021.40	4.84	0.96%
Class B Shares	1,000.00	1,019.20	7.35	1.46%
Class C Shares	1,000.00	1,018.90	7.35	1.46%
Institutional Shares	1,000.00	1,023.90	2.32	0.46%
National Tax-Free Money Market Fund
Class A Shares	1,000.00	1,015.30	3.27	0.65%
Class B Shares	1,000.00	1,011.30	6.87	1.37%
Class C Shares	1,000.00	1,010.90	7.27	1.45%
Institutional Shares	1,000.00	1,016.20	2.01	0.40%
Capital Manager Conservative Growth Fund
Class A Shares	1,000.00	1,051.10	1.69	0.33%
Class B Shares	1,000.00	1,047.20	5.51	1.08%
Class C Shares	1,000.00	1,047.10	5.51	1.08%
Institutional Shares	1,000.00	1,052.00	0.41	0.08%
Capital Manager Moderate Growth Fund
Class A Shares	1,000.00	1,064.20	1.80	0.35%
Class B Shares	1,000.00	1,060.50	5.65	1.10%
Class C Shares	1,000.00	1,061.20	5.65	1.10%
Institutional Shares	1,000.00	1,065.20	0.51	0.10%
Capital Manager Growth Fund
Class A Shares	1,000.00	1,072.10	1.91	0.37%
Class B Shares	1,000.00	1,068.50	5.78	1.12%
Class C Shares	1,000.00	1,068.60	5.78	1.12%
Institutional Shares	1,000.00	1,074.30	0.62	0.12%
Capital Manager Equity Fund
Class A Shares	1,000.00	1,081.60	1.97	0.38%
Class B Shares	1,000.00	1,077.40	5.85	1.13%
Class C Shares	1,000.00	1,079.80	5.24	1.01%
Institutional Shares	1,000.00	1,082.50	0.67	0.13%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

BB&T Funds

Expense Examples, continued (unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/06	Ending Account Value 3/31/07	Expenses Paid During Period* 10/1/06 - 3/31/07	Expense Ratio During Period 10/1/06 - 3/31/07
Large Cap Fund
Class A Shares	$1,000.00	$1,019.15	$5.84	1.16%
Class B Shares	1,000.00	1,015.36	9.65	1.92%
Class C Shares	1,000.00	1,015.41	9.60	1.91%
Institutional Shares	1,000.00	1,020.39	4.58	0.91%
Mid Cap Value Fund
Class A Shares	1,000.00	1,019.20	5.79	1.15%
Class B Shares	1,000.00	1,015.46	9.55	1.90%
Class C Shares	1,000.00	1,015.46	9.55	1.90%
Institutional Shares	1,000.00	1,020.44	4.53	0.90%
Mid Cap Growth Fund
Class A Shares	1,000.00	1,019.20	5.79	1.15%
Class B Shares	1,000.00	1,015.46	9.55	1.90%
Class C Shares	1,000.00	1,015.46	9.55	1.90%
Institutional Shares	1,000.00	1,020.44	4.53	0.90%
Small Cap Fund
Class A Shares	1,000.00	1,018.50	6.49	1.29%
Class B Shares	1,000.00	1,014.76	10.25	2.04%
Class C Shares	1,000.00	1,014.76	10.25	2.04%
Institutional Shares	1,000.00	1,019.75	5.24	1.04%
International Equity Fund
Class A Shares	1,000.00	1,018.00	6.99	1.39%
Class B Shares	1,000.00	1,014.26	10.75	2.14%
Class C Shares	1,000.00	1,014.31	10.70	2.13%
Institutional Shares	1,000.00	1,019.30	5.69	1.13%
Special Opportunities Equity Fund
Class A Shares	1,000.00	1,018.50	6.49	1.29%
Class B Shares	1,000.00	1,014.76	10.25	2.04%
Class C Shares	1,000.00	1,014.76	10.25	2.04%
Institutional Shares	1,000.00	1,019.75	5.24	1.04%
Equity Income Fund
Class A Shares	1,000.00	1,019.00	5.99	1.19%
Class B Shares	1,000.00	1,015.26	9.75	1.94%
Class C Shares	1,000.00	1,015.26	9.75	1.94%
Institutional Shares	1,000.00	1,020.24	4.73	0.94%
Short U.S. Government Fund
Class A Shares	1,000.00	1,020.39	4.58	0.91%
Institutional Shares	1,000.00	1,021.64	3.33	0.66%
Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,020.29	4.68	0.93%
Class B Shares	1,000.00	1,016.55	8.45	1.68%
Class C Shares	1,000.00	1,016.55	8.45	1.68%
Institutional Shares	1,000.00	1,021.54	3.43	0.68%
Total Return Bond Fund
Class A Shares	1,000.00	1,020.34	4.63	0.92%
Class B Shares	1,000.00	1,016.60	8.40	1.67%
Class C Shares	1,000.00	1,016.60	8.40	1.67%
Institutional Shares	1,000.00	1,021.59	3.38	0.67%
Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.34	4.63	0.92%
Institutional Shares	1,000.00	1,021.59	3.38	0.67%
Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.59	4.38	0.87%
Institutional Shares	1,000.00	1,021.84	3.13	0.62%

BB&T Funds

Expense Examples, continued (unaudited)

	Beginning Account Value 10/1/06	Ending Account Value 3/31/07	Expenses Paid During Period* 10/1/06 - 3/31/07	Expense Ratio During Period 10/1/06 - 3/31/07
North Carolina Intermediate Tax-Free Fund
Class A Shares	$1,000.00	$1,020.44	$4.53	0.90%
Institutional Shares	1,000.00	1,021.69	3.28	0.65%
South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.34	4.63	0.92%
Institutional Shares	1,000.00	1,021.54	3.43	0.68%
Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.44	4.53	0.90%
Institutional Shares	1,000.00	1,021.69	3.28	0.65%
West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.44	4.53	0.90%
Institutional Shares	1,000.00	1,021.69	3.28	0.65%
Prime Money Market Fund
Class A Shares	1,000.00	1,020.09	4.89	0.97%
Class B Shares	1,000.00	1,017.60	7.39	1.47%
Class C Shares	1,000.00	1,017.55	7.44	1.48%
Institutional Shares	1,000.00	1,022.59	2.37	0.47%
U.S. Treasury Money Market Fund
Class A Shares	1,000.00	1,020.14	4.84	0.96%
Class B Shares	1,000.00	1,017.65	7.34	1.46%
Class C Shares	1,000.00	1,017.65	7.34	1.46%
Institutional Shares	1,000.00	1,022.64	2.32	0.46%
National Tax-Free Money Market Fund
Class A Shares	1,000.00	1,021.69	3.28	0.65%
Class B Shares	1,000.00	1,018.10	6.89	1.37%
Class C Shares	1,000.00	1,017.70	7.29	1.45%
Institutional Shares	1,000.00	1,022.94	7.04	0.40%
Capital Manager Conservative Growth Fund
Class A Shares	1,000.00	1,023.29	1.66	0.33%
Class B Shares	1,000.00	1,019.55	5.44	1.08%
Class C Shares	1,000.00	1,019.55	5.44	1.08%
Institutional Shares	1,000.00	1,024.53	0.40	0.08%
Capital Manager Moderate Growth Fund
Class A Shares	1,000.00	1,023.19	1.77	0.35%
Class B Shares	1,000.00	1,019.45	5.54	1.10%
Class C Shares	1,000.00	1,019.45	5.54	1.10%
Institutional Shares	1,000.00	1,024.43	0.50	0.10%
Capital Manager Growth Fund
Class A Shares	1,000.00	1,023.09	1.87	0.37%
Class B Shares	1,000.00	1,019.35	5.64	1.12%
Class C Shares	1,000.00	1,019.35	5.64	1.12%
Institutional Shares	1,000.00	1,024.33	0.61	0.12%
Capital Manager Equity Fund
Class A Shares	1,000.00	1,023.04	1.92	0.38%
Class B Shares	1,000.00	1,019.30	5.69	1.13%
Class C Shares	1,000.00	1,019.90	5.09	1.01%
Institutional Shares	1,000.00	1,024.28	0.66	0.13%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Large Cap Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Shares	Fair Value
Common Stocks (97.6%)
Consumer Discretionary (16.2%)
eBay, Inc. (a) (b)	577,753	$19,152,512
Home Depot, Inc. (The) (b)	574,834	21,119,401
Target Corp. (b)	361,978	21,450,816
Tiffany & Co.	746,328	33,942,998
Walt Disney Co. (The) (b)	642,218	22,111,566

		117,777,293

Consumer Staples (6.0%)
Altria Group, Inc.	136,958	12,026,282
Procter & Gamble Co.	352,268	22,249,247
Sara Lee Corp.	561,211	9,495,690

		43,771,219

Energy (10.7%)
Anadarko Petroleum Corp.	216,384	9,300,184
ChevronTexaco Corp.	325,488	24,073,092
ConocoPhillips	262,239	17,924,036
Duke Energy Corp. (b)	239,251	4,854,403
Exxon Mobil Corp.	286,566	21,621,405

		77,773,120

Financials (18.1%)
American International Group, Inc.	165,619	11,132,909
Bank of New York Co., Inc. (The)	247,035	10,017,269
CitiGroup, Inc.	400,900	20,582,206
JPMorgan Chase & Co.	501,733	24,273,842
Merrill Lynch & Co., Inc. (b)	187,679	15,327,744
Northern Trust Corp.	254,698	15,317,538
Travelers Companies, Inc. (The)	294,958	15,269,976
Washington Mutual, Inc. (b)	314,176	12,686,427
Wells Fargo & Co.	215,046	7,404,034

		132,011,945

Health Care (18.5%)
Amgen, Inc. (a) (b)	357,721	19,989,449
Eli Lilly & Co. (b)	358,085	19,232,745
Johnson & Johnson	551,125	33,210,792
Medtronic, Inc.	449,675	22,061,056
Merck & Co., Inc.	501,733	22,161,547
Pfizer, Inc.	715,806	18,081,260

		134,736,849

	Shares or Principal Amount	Fair Value
Common Stocks, continued
Industrials (4.1%)
General Electric Co.	624,032	$22,065,772
Pitney Bowes, Inc. (b)	165,542	7,513,951

		29,579,723

Information Technology (14.6%)
Cisco Systems, Inc. (a)	995,525	25,415,753
Dell, Inc. (a)	834,154	19,360,714
Intel Corp.	1,288,280	24,644,796
Microsoft Corp.	240,102	6,691,643
QUALCOMM, Inc.	451,621	19,266,152
Time Warner, Inc. (b)	557,319	10,990,331

		106,369,389

Materials (5.4%)
Air Products & Chemicals, Inc.	117,392	8,674,095
Alcoa, Inc.	248,981	8,440,456
USG Corp. (a) (b)	470,437	21,959,999

		39,074,550

Telecommunication Services (2.2%)
Verizon Communications, Inc.	421,821	15,995,452

Utilities (1.8%)
NiSource, Inc.	531,655	12,993,648

Total Common Stocks (Cost $590,499,463)		710,083,188

Repurchase Agreement (1.6%)
U.S. Bank, N.A., 5.05%, dated 3/30/07, maturing 4/2/07, with a maturity value of $11,356,010 (Collateralized fully by U.S. Government Agencies)	$11,351,233	11,351,233

Total Repurchase Agreement (Cost $11,351,233)		11,351,233

Securities Held as Collateral for Securities on Loan (19.5%)
Pool of Various Securities for BB&T Funds — Note 2 — Security Loans	141,859,878	141,859,878

Total Securities Held as Collateral for Securities on Loan (Cost $141,859,878)		141,859,878

Total Investments (Cost $743,710,574) — 118.7%		863,294,299
Net other assets (liabilities) — (18.7)%		(136,114,728)

Net Assets — 100.0%		$727,179,571

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Mid Cap Value Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Shares	Fair Value
Common Stocks (93.2%)
Advertising (3.3%)
Interpublic Group of Cos., Inc. (a) (b)	623,100	$7,670,361

Computer Software (12.4%)
BMC Software, Inc. (a) (b)	99,800	3,072,842
CA, Inc. (b)	429,750	11,134,822
Computer Sciences Corp. (a)	114,750	5,981,918
CSG Systems International, Inc. (a) (b)	124,400	3,112,488
Progress Software Corp. (a)	179,900	5,612,880

		28,914,950

Consumer Discretionary (7.7%)
Gannett Co., Inc.	82,850	4,663,627
International Speedway Corp.	93,200	4,818,440
Kohl’s Corp. (a) (b)	91,650	7,021,306
Universal Technical Institute, Inc. (a) (b)	69,950	1,614,446

		18,117,819

Energy (1.5%)
Forest Oil Corp. (a) (b)	104,450	3,485,497

Financials (32.1%)
Annaly Mortgage Management, Inc., REIT	420,000	6,501,600
Aon Corp. (b)	165,700	6,289,972
Commerce Bancorp, Inc.	110,700	3,695,166
Endurance Specialty Holdings, Ltd.	168,795	6,032,733
Fidelity National Information Services, Inc.	85,555	3,889,330
Fidelity National Financial, Inc., Class A	166,847	4,005,996
Hudson City Bancorp, Inc. (b)	306,650	4,194,972
Leucadia National Corp. (b)	214,500	6,310,590
MBIA, Inc.	65,350	4,279,772
Mercury General Corp. (b)	174,500	9,255,479
MoneyGram International, Inc. (b)	73,250	2,033,420
Popular Inc. (b)	197,450	3,269,772
StanCorp Financial Group, Inc.	171,750	8,444,948
Waddell and Reed Financial, Inc.	301,150	7,022,818

		75,226,568

Health Care (11.9%)
CONMED Corp. (a) (b)	65,500	1,914,565
King Pharmaceuticals, Inc. (a) (b)	210,850	4,147,420
Medco Health Solutions, Inc. (a)	98,600	7,151,457
Par Pharmaceutical Cos Inc. (a) (b)	108,700	2,730,544
STERIS Corp. (b)	122,050	3,241,648
Watson Pharmaceuticals, Inc. (a) (b)	132,450	3,500,654
Zimmer Holdings, Inc. (a) (b)	60,300	5,150,223

		27,836,511

	Shares or Principal Amount	Fair Value
Common Stocks, continued
Industrials (8.8%)
Crane Co. (b)	87,600	$3,540,792
Leggett & Platt, Inc.	147,025	3,333,057
R.H. Donnelley Corp. (b)	117,000	8,294,129
Valspar Corp.	197,850	5,506,166

		20,674,144

Information Technology (9.3%)
Affiliated Computer Services, Inc., Class A (a) (b)	36,050	2,122,624
EarthLink, Inc. (a) (b)	533,000	3,917,550
First Data Corp.	387,550	10,425,095
Synopsys, Inc. (a)	200,250	5,252,558

		21,717,827

Telecommunication Services (6.2%)
Clear Channel Communications, Inc.	198,350	6,950,184
Discovery Holding Co., Class A (a) (b)	399,450	7,641,479

		14,591,663

Total Common Stocks (Cost $184,578,834)		218,235,340

Repurchase Agreement (6.7%)
U.S. Bank, N.A., 5.05%, dated 3/30/07, maturing 4/2/07, with a maturity value of $15,769,265 (Collateralized fully by U.S. Government Agencies)	$15,762,632	15,762,632

Total Repurchase Agreement (Cost $15,762,632)		15,762,632

Securities Held as Collateral for Securities on Loan (41.9%)
Pool of Various Securities for BB&T Funds — Note 2 — Security Loans	98,263,431	98,263,431

Total Securities Held as Collateral for Securities on Loan (Cost $98,263,431)		98,263,431

Total Investments (Cost $298,604,897) — 141.8%		332,261,403
Net other assets (liabilities) — (41.8)%		(97,964,035)

Net Assets — 100.0%		$234,297,368

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Mid Cap Growth Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Shares	Fair Value
Common Stocks (96.7%)
Consumer Discretionary (18.3%)
Chipotle Mexican Grill, Inc., Class A (a) (b)	35,000	$2,173,500
Coach, Inc. (a) (b)	42,500	2,127,125
Crocs, Inc. (a) (b)	50,000	2,362,500
EchoStar Communications Corp., Class A* (a)	50,000	2,171,500
Focus Media Holding, Ltd., ADR (a) (b)	26,000	2,039,960
GameStop Corp., Class A (a)	111,000	3,615,270
Guess?, Inc.	84,000	3,401,160
Harman International Industries, Inc. (b)	13,500	1,297,080
Hilton Hotels Corp. (b)	79,000	2,840,840
J. Crew Group, Inc. (a) (b)	56,000	2,249,520
Phillips-Van Heusen Corp. (b)	43,500	2,557,800

		26,836,255

Consumer Staples (2.7%)
Fomento Economico Mexicano SP, ADR	18,500	2,042,215
Hansen Natural Corp. (a)	51,000	1,931,880

		3,974,095

Energy (7.4%)
Acergy SA, ADR (a) (b)	128,000	2,725,120
Cameron International Corp. (a) (b)	48,000	3,013,920
Core Laboratories N.V. (a) (b)	30,000	2,514,900
Transocean, Inc. (a)	31,000	2,532,700

		10,786,640

Financials (8.1%)
Affiliated Managers Group, Inc. (a) (b)	21,000	2,275,350
AllianceBernstein Holding L.P.	32,000	2,832,000
Amvescap PLC, ADR (b)	65,500	1,447,550
Chicago Mercantile Exchange Holdings, Inc. (b)	4,200	2,236,332
IntercontinentalExchange, Inc. (a) (b)	13,500	1,649,835
NYSE Euronext (a) (b)	15,300	1,434,375

		11,875,442

Health Care (12.5%)
Allscripts Healthcare Solution, Inc. (a) (b)	54,000	1,447,740
Celgene Corp. (a) (b)	53,400	2,801,364
Cerner Corp. (a) (b)	45,000	2,450,250
Hologic, Inc. (a) (b)	57,000	3,285,480
Psychiatric Solutions, Inc. (a) (b)	71,000	2,862,010
ResMed, Inc. (a) (b)	36,400	1,833,468
Respironics, Inc. (a)	40,000	1,679,600
Thermo Fisher Scientific, Inc. (a)	42,000	1,963,500

		18,323,412

Industrials (11.1%)
BE Aerospace, Inc. (a) (b)	125,000	3,962,500
Chicago Bridge & Iron Co. N. V.	83,000	2,552,250
Corrections Corporation of America (a)	46,000	2,429,260
Force Protection, Inc. (a) (b)	87,000	1,632,120
Manitowoc Company, Inc.	40,500	2,572,965
Precision Castparts Corp. (b)	30,000	3,121,500

		16,270,595

	Shares or Principal Amount	Fair Value
Common Stocks, continued
Information Technology (23.6%)
Activision, Inc. (a) (b)	120,000	$2,272,800
Akamai Technologies, Inc. (a) (b)	48,000	2,396,160
Amphenol Corp., Class A	32,000	2,066,240
Broadcom Corp., Class A (a)	60,500	1,940,235
Cognizant Technology Solutions Corp., Class A (a) (b)	26,500	2,339,155
Digital River, Inc. (a) (b)	36,500	2,016,625
Google, Inc. (a)	4,850	2,222,076
MEMC Electronic Materials, Inc. (a) (b)	47,500	2,877,550
MICROS Systems, Inc. (a) (b)	49,000	2,645,510
Network Appliance, Inc. (a)	63,500	2,319,020
Polycom, Inc. (a) (b)	76,000	2,533,080
SunPower Corp., Class A (a) (b)	53,000	2,411,500
THQ Inc. (a)	62,000	2,119,780
Varian Semiconductor Equipment Associates, Inc, (a) (b)	50,000	2,669,000
Verifone Holdings, Inc. (a) (b)	53,000	1,946,690

		34,775,421

Materials (4.8%)
Airgas, Inc.	42,700	1,799,805
Companhia Vale do Rio Doce, ADR (b)	58,500	2,163,915
Titanium Metals Corp. (a) (b)	85,000	3,049,800

		7,013,520

Telecommunication Services (6.6%)
American Tower Corp., Class A (a)	57,000	2,220,150
NeuStar, Inc., Class A (a) (b)	51,500	1,464,660
NII Holdings, Inc. (a) (b)	39,000	2,893,020
Time Warner Telecom, Inc. (a) (b)	150,000	3,115,500

		9,693,330

Utilities (1.6%)
Allegheny Energy, Inc. (a)	49,000	2,407,860

Total Common Stocks (Cost $111,862,046)		141,956,570

Repurchase Agreement (2.7%)
U.S. Bank, N.A., 5.05%, dated 3/30/07, maturing 4/2/07, with a maturity value of $4,006,976 (Collateralized fully by U.S. Government Agencies)	$4,005,290	4,005,290

Total Repurchase Agreement (Cost $4,005,290)		4,005,290

Securities Held as Collateral for Securities on Loan (47.6%)
Pool of Various Securities for BB&T Funds — Note 2 — Security Loans	69,756,347	69,756,347

Total Securities Held as Collateral for Securities on Loan (Cost $69,756,347)		69,756,347

Total Investments (Cost $185,623,683) — 147.0%		215,718,207
Net other assets (liabilities) — (47.0)%		(69,019,644)

Net Assets — 100.0%		$146,698,563

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Small Cap Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Shares	Fair Value
Common Stocks (89.4%)
Consumer Discretionary (15.3%)
BorgWarner, Inc.	4,520	$340,898
CEC Entertainment, Inc. (a)	32,487	1,349,510
Charlotte Russe Holding, Inc. (a)	48,000	1,385,760
Deb Shops, Inc.	32,047	867,833
Emmis Communication Corp., Class A (b)	152,800	1,289,632
Hartmarx Corp. (a) (b)	223,041	1,650,503
Jos. A. Bank Clothiers, Inc. (a) (b)	22,604	799,051
M.D.C. Holdings, Inc. (b)	16,010	769,601
P.F. Chang’s China Bistro, Inc. (a) (b)	57,800	2,420,665
Polaris Industries, Inc. (b)	29,916	1,435,370
Stanley Furniture Co., Inc. (b)	34,773	723,278
Steak n Shake Co. (The) (a)	102,600	1,720,602
Strattec Security Corp. (a)	8,147	362,379
Zale Corp. (a) (b)	11,796	311,178

		15,426,260

Consumer Staples (2.3%)
Inter Parfums, Inc.	46,600	978,600
Sanderson Farms, Inc. (b)	36,600	1,356,396

		2,334,996

Energy (7.4%)
Berry Petroleum Co., Class A	48,636	1,491,180
Cabot Oil & Gas Corp.	5,166	347,775
Forest Oil Corp. (a) (b)	27,406	914,538
Oceaneering International, Inc. (a)	10,624	447,483
Oil States International, Inc. (a) (b)	28,719	921,593
Pioneer Drilling Co. (a)	218,135	2,768,132
Teekay Shipping Corp.	10,832	586,120

		7,476,821

Financials (15.9%)
Assured Guaranty, Ltd.	31,400	857,848
Colonial BancGroup, Inc.	43,160	1,068,210
Dime Community Bancshares	68,032	900,063
First State Bancorp	33,124	746,946
Hilb, Rogal & Hobbs Co. (b)	40,692	1,995,943
Hub International, Ltd.	17,276	720,064
InnKeepers USA Trust, REIT (b)	101,292	1,649,034
Investment Technology Group, Inc. (a)	16,610	651,112
Midland Co. (The)	12,242	519,306
NewAlliance Bancshares, Inc. (b)	84,406	1,368,221
Peoples Bancorp, Inc.	17,334	457,791
Phoenix Cos., Inc. (The)	53,680	745,078
Protective Life Corp.	16,482	725,867
Stewart Information Services Corp.	32,724	1,367,536
Triad Guaranty, Inc. (a)	19,520	808,323
Wintrust Financial Corp. (b)	32,775	1,462,093

		16,043,435

Health Care (5.9%)
American Medical Systems Holdings, Inc. (a) (b)	82,200	1,740,174
Healthspring Inc (a) (b)	50,000	1,177,500
Owens & Minor, Inc. (b)	9,643	354,187
Pediatrix Medical Group, Inc. (a)	6,568	374,770
Sonosight, Inc. (a)(b)	82,200	2,322,972

		5,969,603

	Shares or Principal Amount	Fair Value
Common Stocks, continued
Industrials (19.8%)
Curtiss-Wright Corp. (b)	32,380	$1,247,925
Esterline Technologies Corp. (a) (b)	49,900	2,049,393
Gardner Denver, Inc. (a)	25,480	887,978
Genlyte Group, Inc. (a) (b)	5,840	412,012
Granite Construction, Inc.	7,160	395,662
Kaydon Corp. (b)	28,955	1,232,325
LaBarge, Inc. (a)	126,819	1,648,647
Moog, Inc., Class A (a)	44,580	1,856,757
Mueller Industries, Inc. (b)	51,546	1,551,535
Navigant Consulting Co. (a) (b)	124,324	2,456,642
Oshkosh Truck Corp. (b)	30,340	1,608,020
Regal-Beloit Corp. (b)	52,244	2,423,077
TBS International, Ltd., Class A (a) (b)	38,856	464,329
Universal Forest Products, Inc. (b)	21,284	1,054,622
Woodward Governor Co. (b)	15,140	623,314

		19,912,238

Information Technology (18.7%)
Avocent Corp (a) (b)	89,400	2,411,118
Comtech Telecommunications Corp. (a) (b)	37,473	1,451,329
Exar Corp. (a)	126,959	1,680,937
Imation Corp. (b)	35,855	1,447,825
Intersil Corp., Class A (b)	9,530	252,450
Ixia (a) (b)	309,563	2,878,936
KEMET Corp. (a) (b)	46,988	359,458
Kronos, Inc. (a)	60,500	3,236,751
Perot Systems Corp., Class A (a)	85,800	1,533,246
Richardson Electronics, Ltd. (b)	149,053	1,392,155
Rudolph Technologies, Inc. (a)	62,853	1,096,156
Sandisk Corp. (a) (b)	6,644	291,007
Varian Semiconductor Equipment Associates, Inc. (a) (b)	9,300	496,434
ViaSat, Inc. (a)	9,000	296,730

		18,824,532

Materials (2.4%)
Gibraltar Industries, Inc.	65,363	1,478,511
Glatfelter (b)	43,645	650,747
IAMGOLD Corp. (b)	42,000	323,820

		2,453,078

Utilities (1.7%)
AGL Resources, Inc.	13,810	589,964
Empire District Electric Co. (The) (b)	20,860	517,328
Laclede Group, Inc. (The) (b)	10,068	312,913
UIL Holdings Corp. (b)	7,876	273,297

		1,693,502

Total Common Stocks (Cost $73,302,894)		90,134,465

Corporate Bonds (0.1%)
Industrials (0.1%)
Mueller Industries, Inc., 6.00%, 11/1/14	$125,000	117,500

Total Corporate Bonds (Cost $125,000)		117,500

Exchange Traded Funds (3.3%)
iShares Russell 2000 Growth Index Fund	7,400	596,144
iShares Russell 2000 Index Fund (a) (b)	20,700	1,644,615
iShares S&P SmallCap 600 Index Fund (b)	8,100	549,747
iShares S&P SmallCap Growth Index Fund (b)	4,100	546,407

Total Exchange Traded Funds (Cost $2,791,557)		3,336,913

Continued

Small Cap Fund

Schedule of Portfolio Investments, continued	March 31, 2007

(Unaudited)

	Principal Amount	Fair Value
Repurchase Agreement (7.0%)
U.S. Bank, N.A., 5.05%, dated 3/30/07, maturing 4/2/07, with a maturity value of $7,039,339 (Collateralized fully by U.S. Government Agencies)	$7,036,378	$7,036,378

Total Repurchase Agreement (Cost $7,036,378)		7,036,378

	Principal Amount	Fair Value
Securities Held as Collateral for Securities on Loan (40.7%)
Pool of Various Securities for BB&T Funds — Note 2 — Security Loans	$41,050,960	$41,050,960

Total Securities Held as Collateral for Securities on Loan (Cost $41,050,960)		41,050,960

Total Investments (Cost $124,306,789) — 140.5%		141,676,216
Net other assets (liabilities) — (40.5)%		(40,869,713)

Net Assets — 100.0%		$100,806,503

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

International Equity Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Shares	Fair Value
Common Stocks (96.7%)
Australia (3.4%)
Banking & Finance (0.9%)
National Australia Bank, Ltd.	43,456	$1,420,119

Property & Causulty Insurance (1.3%)
QBE Insurance Group, Ltd.	87,553	2,233,708

Transportation (1.2%)
Qantas Airways, Ltd.	435,078	1,847,652

		5,501,479

Austria (0.4%)
Telecommunications (0.4%)
Telekom Austria AG	25,648	640,969

Belgium (2.0%)
Banking & Insurance Services (1.2%)
KBC Groep SA	15,620	1,942,616

Chemicals (0.8%)
Henkel KgaA	3,433	507,749
Solvay SA	4,715	724,502

		1,232,251

		3,174,867

Denmark (0.5%)
Pharmaceuticals (0.5%)
Novo Nordisk A/S, B Shares	8,850	807,734

Finland (1.4%)
Paper & Related Products (0.8%)
Stora Enso Oyj, R Shares	74,277	1,289,755

Telecommunications (0.6%)
Nokia OYJ	44,370	1,021,138

		2,310,893

France (7.0%)
Insurance (1.8%)
Axa	67,235	2,850,440

Oil & Gas (2.4%)
Total SA	54,189	3,796,349

Pharmaceuticals (0.7%)
Sanofi-Aventis SA	13,566	1,179,621

Telecommunications (2.1%)
France Telecom SA	125,274	3,308,089

		11,134,499

Germany (7.4%)
Automobiles & Trucks (0.5%)
Bayerische Motoren Werke AG	13,830	817,050

Banking & Finance (1.6%)
Deutsche Postbank AG	21,481	1,864,994
IKB Deutsche Industriebank AG	18,147	723,291

		2,588,285

Computer Software (0.4%)
SAP AG	13,731	612,757

Diversified Products (0.5%)
Siemens AG	7,985	853,353

Electric Utilities (0.7%)
E.On AG	7,829	1,058,479

	Shares	Fair Value
Common Stocks, continued
Germany, continued
Insurance (0.3%)
Muenchener Rueckversicherungs-Gesellschaft AG	3,181	$536,420

Insurance-Multi-Line (2.2%)
Allianz AG	16,751	3,445,648

Manufacturing (0.5%)
Man AG	7,267	844,470

Retail (0.7%)
Metro AG	15,871	1,124,815

		11,881,277

Great Britain (23.8%)
Advertising & Marketing (0.5%)
WPP Group PLC	55,068	834,314

Banking & Finance (4.7%)
Alpha Bank A.E.	3,980	125,991
Barclays PLC	246,313	3,494,317
Royal Bank of Scotland Group PLC	101,781	3,973,271

		7,593,579

Beverages — Wine & Spirits (2.3%)
Cadbury Schweppes PLC	71,621	918,814
Diageo PLC	137,565	2,786,596

		3,705,410

Building & Construction (0.3%)
Balfour Beatty PLC	51,854	486,676

Distribution & Wholesale (1.0%)
Wolseley PLC	66,756	1,564,378

Diversified Operations & Commercial (0.2%)
Rentokil Initial PLC	108,429	347,755

Electric — Distribution (0.7%)
Scottish & Southern Energy PLC	35,855	1,087,157

Financial Services (0.5%)
Experian Group, LTD. (c)	69,362	799,076

Insurance (1.5%)
Prudential Corp. PLC	170,500	2,407,055

Media (0.5%)
British Sky Broadcasting Group PLC	73,818	819,183

Metals & Mining (0.4%)
Rio Tinto PLC	11,864	677,436

Oil & Gas (3.1%)
BP PLC	465,605	5,057,040

Pharmaceuticals (0.9%)
AstraZeneca PLC	9,347	502,818
GlaxoSmithKline PLC	31,787	873,746

		1,376,564

Recreation (0.6%)
Carnival PLC	20,680	996,504

Retail — Building (0.8%)
Kingfisher PLC	243,599	1,333,676

Retail — Consumer Electronics (0.5%)
Kesa Electricals PLC	114,470	763,539

Retail — Food (1.3%)
Tesco PLC	231,189	2,020,851

Continued

International Equity Fund

Schedule of Portfolio Investments, continued	March 31, 2007

(Unaudited)

	Shares	Fair Value
Common Stocks, continued
Great Britain, continued
Retail — Major Department Stores (0.2%)
Home Retail Group	35,106	$306,693

Telecommunication Services (2.6%)
Vodafone Group PLC	1,580,489	4,213,767

Tobacco (1.2%)
Gallaher Group PLC	85,523	1,906,569

		38,297,222

Greece (0.4%)
Banking & Finance (0.4%)
National Bank of Greece SA	11,834	627,526

Hong Kong (1.3%)
Manufacturing — Consumer Goods (0.3%)
Yue Yuen Industrial Holdings, Ltd.	129,500	439,253

Real Estate (0.5%)
Sun Hung Kai Properties, Ltd.	63,000	728,967

Retail — Diversified (0.5%)
Esprit Asia Holdings, Ltd.	82,500	967,799

		2,136,019

Ireland (2.8%)
Banking & Finance (2.0%)
Bank of Ireland	104,214	2,248,062
Depfa Bank PLC	48,338	865,173

		3,113,235

Building & Construction (0.8%)
CRH PLC	30,651	1,310,099

		4,423,334

Italy (3.1%)
Banking & Finance (3.1%)
Intesa Sanpaolo	449,004	3,409,496
UniCredito Italiano SPA	165,006	1,570,342

		4,979,838

Japan (19.7%)
Automobiles & Trucks (4.0%)
Honda Motor Co., Ltd.	51,600	1,800,000
Mitsubishi Corp.	63,900	1,483,335
Nissan Motors Co., Inc.	92,600	992,648
Toyota Motor Corp.	34,000	2,178,746

		6,454,729

Banking & Finance (2.6%)
Aiful Corp.	14,800	458,496
Bank of Yokohama, Ltd. (The)	113,000	843,040
Sumitomo Mitsui Financial Group, Inc.	197	1,789,084
Sumitomo Trust & Banking Co., Ltd.	92,000	959,667
Takefuji Corp.	12,430	499,015

		4,549,302

Brewery (0.7%)
Asahi Breweries, Ltd.	64,900	1,041,088

Diversified Chemicals (1.4%)
Nitto Denko Corp.	23,100	1,084,222
Shin-Etsu Chemical Co., Ltd.	18,400	1,122,865

		2,207,087

Diversified Financials (0.5%)
Nomura Holdings, Inc.	37,200	775,132

	Shares	Fair Value
Common Stocks, continued
Japan, continued
Electric Products (0.3%)
Funai Electric Co., Ltd.	5,300	$506,069

Electronic Components (1.5%)
Murata Manufacturing Co., Ltd.	6,900	503,650
Rohm Co., Ltd.	12,900	1,170,438
Yamada Denki Co., Ltd.	7,520	700,811

		2,374,899

Industrial (1.5%)
East Japan Railway Co.	128	997,318
Kubota Corp.	90,000	789,085
SMC Corp.	4,500	603,845

		2,390,248

Pharmaceuticals (0.3%)
Tanabe Seiyaku Co., Ltd.	34,000	462,587

Insurance (0.8%)
Mitsui Sumitomo Insurance Co., Ltd.	103,000	1,292,964

Manufacturing (1.0%)
Hoya Corp.	24,400	809,744
NOK Corp.	23,300	396,507
NTN Corp.	60,000	519,436

		1,725,687

Office Equipment (1.0%)
Canon, Inc.	31,000	1,665,507

Oil & Gas (0.4%)
Tokyo Gas Co., Ltd.	111,000	618,970

Optical Supplies (0.5%)
Property & Causulty Insurance (0.4%)
Sompo Japan Insurance, Inc.	45,000	561,068

Real Estate (0.4%)
Mitsui Fudosan Co., Ltd.	23,000	675,437

Retail (0.5%)
AEON Co., Ltd.	37,500	747,963

Retail — Automobile (0.5%)
Bridgestone Corp	42,600	851,494

Telecommunications (1.1%)
KDDI Corp.	80	638,941
NTT DoCoMo, Inc.	615	1,137,922

		1,776,863

Tobacco (0.5%)
Japan Tobacco, Inc.	176	864,913

		31,542,007

Netherlands (8.9%)
Air Freight & Logistics (1.0%)
TNT NV	34,149	1,565,890

Banking & Finance (3.4%)
ABN AMRO Holding NV	90,902	3,912,087
ING Groep NV	37,115	1,569,035

		5,481,122

Electronic Equipment (1.2%)
ASML Holding NV (a)	53,542	1,322,334
STMicroelectronics NV	33,329	641,499

		1,963,833

Continued

International Equity Fund

Schedule of Portfolio Investments, continued	March 31, 2007

(Unaudited)

	Shares	Fair Value
Common Stocks, continued
Netherlands, continued
Electronics (0.6%)
Koninklijke (Royal) Philips Electronics NV	25,174	$961,338

Multi-Line Insurance (1.1%)
Aegon NV	88,427	1,762,233

Publishing (0.7%)
Reed Elsevier NV	61,569	1,088,829

Telecommunications (0.9%)
Koninklijke (Royal) KPN NV	89,913	1,400,331

		14,223,576

Norway (1.4%)
Oil & Gas (0.9%)
Statoil ASA	53,650	1,461,408

Telecommunications (0.5%)
Telenor ASA	42,900	762,579

		2,223,987

Singapore (0.1%)
Telecommunications (0.1%)
Singapore Telecommunications Ltd.	88,000	190,333

Spain (2.3%)
Banking & Finance (2.3%)
Banco Santander Central Hispano SA	205,198	3,661,754

Sweden (1.7%)
Machinery & Equipment (0.9%)
Sandvik AB	75,100	1,334,059

Telecommunications (0.8%)
Telefonaktiebolaget LM Ericsson, B Shares	358,000	1,318,043

		2,652,102

	Shares	Fair Value
Common Stocks, continued
Switzerland (9.1%)
Banking & Finance (2.5%)
Credit Suisse Group	56,758	$4,074,167

Biotechnology (0.5%)
Straumann Holding AG	2,649	759,941

Building Materials (1.0%)
Holcim, Ltd.	15,377	1,540,485

Chemicals (0.4%)
Clariant AG (a)	37,982	651,897

Food Products (1.0%)
Nestle SA	4,298	1,674,373

Pharmaceuticals (3.7%)
Novartis AG	47,657	2,734,354
Roche Holding AG	17,774	3,145,711

		5,880,065

		14,580,928

Total Common Stocks (Cost $103,521,791)		154,990,344

Exchange Traded Funds (1.7%)
iShares MSCI EAFE Index	35,100	2,679,885

Total Exchange Traded Funds (Cost $2,599,647)		2,679,885

Total Investments (Cost $106,121,438) — 98.4%		157,670,229
Net other assets (liabilities) — 1.6%		2,491,884

Net Assets — 100.0%		$160,162,113

Currency	Delivery Date	Contract Amount in Local Currency		Contract Value in U.S. Dollar	Fair Value	Unrealized Appreciation (Depreciation)
Short
Swiss Franc vs. U.S. Dollar	4/2/07	CHF	590,000	$484,719	$485,677	$(958)
Swedish Krona vs. U.S. Dollar	4/2/07	kr	540,000	77,110	77,359	(249)
British Sterling Pound vs. U.S. Dollar	5/9/07		£6,855,000	13,009,453	13,486,210	(476,757)
British Sterling Pound vs. U.S. Dollar	5/29/07		1,220,000	2,385,832	2,399,888	(14,056)
British Sterling Pound vs. U.S. Dollar	5/29/07		480,000	931,246	944,218	(12,972)

Total Short Contracts				$16,888,360	$17,393,352	$(504,992)

Long
Euro vs. U.S. Dollar	4/2/07		€168,000	$224,112	$224,398	$286
British Sterling Pound vs. U.S. Dollar	4/2/07		£100,000	196,330	196,761	431
British Sterling Pound vs. U.S. Dollar	5/29/07		2,840,000	5,584,425	5,586,625	2,200

Total Long Contracts				$6,004,867	$6,007,784	$2,917

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Special Opportunities Equity Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Shares	Fair Value
Common Stocks (83.7%)
Consumer Discretionary (11.6%)
Comcast Corp., Class A (a) (b)	301,000	$7,810,950
Laureate Education, Inc. (a) (b)	97,000	5,720,090
News Corp., Class A	341,200	7,888,544
YUM! Brands, Inc.	113,000	6,526,880

		27,946,464

Consumer Staples (2.1%)
Costco Wholesale Corp. (b)	97,000	5,222,480

Energy (19.7%)
Apache Corp.	119,000	8,413,300
CONSOL Energy, Inc.	243,800	9,539,894
Magellan Midstream Holdings (b)	103,700	2,735,606
Noble Corp.	110,500	8,694,140
Smithfield Foods, Inc. (a) (b)	299,000	8,955,050
Weatherford International, Ltd. (a) (b)	199,100	8,979,410

		47,317,400

Financials (8.4%)
Markel Corp. (a)	10,800	5,236,164
SLM Corp. (b)	210,000	8,589,000
Wells Fargo & Co.	182,500	6,283,475

		20,108,639

Health Care (15.0%)
C.R. Bard, Inc. (b)	61,500	4,889,865
Coventry Health Care, Inc. (a)	81,500	4,568,075
McKesson Corp.	156,000	9,132,240
MedCath Corp. (a) (b)	96,337	2,630,000
Teva Pharmaceutical Industries, Ltd., ADR (b)	245,000	9,170,350
UnitedHealth Group, Inc.	108,500	5,747,245

		36,137,775

Industrials (12.5%)
J.B. Hunt Transport Services, Inc. (b)	215,000	5,641,600
L-3 Communications Holdings, Inc.	85,000	7,434,950
Nalco Holdings Co.	348,000	8,317,200
Southwest Airlines Co. (b)	583,000	8,570,100

		29,963,850

	Shares or Principal Amount	Fair Value
Common Stocks, continued
Information Technology (14.4%)
Activision, Inc. (a) (b)	229,900	$4,354,306
Checkfree Corp. (a) (b)	245,000	9,087,050
Corning, Inc. (a)	14,000	318,360
Fair Issac Corp. (b)	148,000	5,724,640
Symantec Corp. (a) (b)	387,000	6,695,100
Yahoo!, Inc. (a) (b)	272,000	8,510,880

		34,690,336

Total Common Stocks (Cost $157,352,738)		201,386,944

Investment Company (0.2%)
Morgan Stanley Quality Municipal Income Trust (b)	26,700	382,878

Total Investment Company (Cost $350,617)		382,878

Repurchase Agreement (15.9%)
U.S. Bank, N.A., 5.05%, dated 3/30/07, maturing 4/2/07, with a maturity value of $38,174,035 (Collateralized fully by U.S. Government Agencies)	$38,157,977	38,157,977

Total Repurchase Agreement (Cost $38,157,977)		38,157,977

Securities Held as Collateral for Securities on Loan (34.4%)
Pool of Various Securities for BB&T Funds — Note 2 — Security Loans	82,685,487	82,685,487

Total Securities Held as Collateral for Securities on Loan (Cost $82,685,487)		82,685,487

Total Investments (Cost $278,546,819) —134.2%		322,613,286
Net other assets (liabilities) — (34.2)%		(82,222,112)

Net Assets — 100.0%		$240,391,174

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Equity Income Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Shares	Fair Value
Common Stocks (92.9%)
Consumer Discretionary (5.5%)
KB Home Corp.	70,000	$2,986,900
Regal Entertainment Group, Class A (b)	235,000	4,669,450

		7,656,350

Consumer Staples (10.8%)
Altria Group, Inc.	25,518	2,240,736
Diageo PLC, ADR	24,200	1,958,990
General Mills, Inc.	50,500	2,940,110
Kimberly-Clark Corp.	50,300	3,445,047
PepsiCo, Inc.	70,000	4,449,200

		15,034,083

Energy (21.9%)
BP PLC, ADR	92,500	5,989,375
ChevronTexaco Corp.	62,800	4,644,688
ConocoPhillips	75,000	5,126,250
Kinder Morgan Management, LLC (a) (b)	100,099	5,129,073
Natural Resource Partners L.P.	75,066	5,044,435
Natural Resources Partners L.P., SUB UNIT	3,933	263,944
Petroleo Brasileiro SA, ADR (b)	42,000	4,179,420

		30,377,185

Financials (19.1%)
CitiGroup, Inc.	66,000	3,388,440
Endurance Specialty Holdings, Ltd.	131,500	4,699,809
Equity Inns, Inc., REIT	237,800	3,895,164
Federated Investors, Inc., Class B (b)	83,000	3,047,760
First Industrial Realty Trust, REIT	94,000	4,258,200
U.S. Bancorp	84,000	2,937,480
Washington Real Estate Investment Trust, REIT	67,000	2,507,140
Weingarten Realty Investors, REIT (b)	38,870	1,848,657

		26,582,650

Health Care (10.4%)
Abbott Laboratories	83,000	4,631,400
GlaxoSmithKline PLC, ADR	92,000	5,083,920
LCA-Vision, Inc. (b)	1,000	41,190
Pfizer, Inc.	187,000	4,723,620

		14,480,130

	Shares or Principal Amount	Fair Value
Common Stocks, continued
Industrials (7.8%)
General Electric Co.	153,500	$5,427,760
United Parcel Service, Inc., Class B (b)	77,000	5,397,700

		10,825,460

Information Technology (5.6%)
Microchip Technology, Inc. (b)	112,000	3,979,360
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (b)	359,700	3,866,775

		7,846,135

Materials (2.6%)
E.I. DuPont de Nemours & Co. (b)	72,900	3,603,447

Telecom (3.2%)
Nokia Corp., ADR (b)	196,000	4,492,320

Telecommunication Services (3.6%)
Verizon Communications, Inc.	129,000	4,891,680

Utilities (2.4%)
Dominion Resources, Inc., Virginia (b)	38,000	3,373,260

Total Common Stocks (Cost $108,692,101)		129,162,700

Repurchase Agreement (6.5%)
U.S. Bank, N.A., 5.05%, dated 3/30/07, maturing 4/2/07, with a maturity value of $8,962,890 (Collateralized fully by U.S. Government Agencies)	$8,959,120	8,959,120

Total Repurchase Agreement (Cost $8,959,120)		8,959,120

Securities Held as Collateral for Securities on Loan (22.7%)
Pool of Various Securities for BB&T Funds — Note 2 — Security Loans	31,528,556	31,528,556

Total Securities Held as Collateral for Securities on Loan (Cost $31,528,556)		31,528,556

Total Investments (Cost $149,179,777) — 122.1%		169,650,376
Net other assets (liabilities) — (22.1)%		(30,751,304)

Net Assets — 100.0%		$138,899,072

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Short U.S. Government Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Principal Amount	Fair Value
U.S. Government Agencies (53.6%)
Federal Farm Credit Bank (12.7%)
4.125%, 4/15/09	$5,000,000	$4,927,930
5.375%, 7/18/11	1,000,000	1,019,939

		5,947,869

Federal Home Loan Bank (10.5%)
3.625%, 11/14/08 (b)	4,000,000	3,921,356
4.625%, 2/18/11, Series 616	1,000,000	992,582

		4,913,938

Federal Home Loan Mortgage Corp. (18.8%)
3.25%, 2/25/08 (b)	4,000,000	3,936,324
3.50%, 4/1/08 (b)	5,000,000	4,923,735

		8,860,059

Federal National Mortgage Assoc. (11.6%)
4.625%, 1/15/08	3,000,000	2,987,955
3.875%, 2/15/10 (b)	2,500,000	2,440,280

		5,428,235

Total U.S. Government Agencies (Cost $25,303,796)		25,150,101

Mortgage-Backed Securities (33.1%)
Federal Home Loan Mortgage Corp. (10.0%)
5.00%, 12/1/08, Pool # M80714	469,513	466,704
4.50%, 1/1/10, Pool # M80792	1,577,340	1,557,447
3.50%, 10/15/10, Series 2786, Class PA	213,556	213,109
4.50%, 1/15/11, Pool # 2782	1,051,504	1,046,466
6.50%, 5/1/13, Pool # E00548	219,037	224,342
3.50%, 8/15/16, Series 2866, Class WE	552,358	549,516
6.00%, 9/1/16, Pool # E01049	646,474	658,179

		4,715,763

Federal National Mortgage Assoc. (23.1%)
4.50%, 1/1/10, Pool # 254626	1,255,538	1,234,645
6.50%, 8/1/13, Pool # 251901	495,199	507,488

	Principal Amount	Fair Value
Mortgage-Backed Securities, continued
Federal National Mortgage Assoc., continued
6.00%, 3/1/16, Pool # 253702	$381,604	$388,526
6.00%, 4/1/16, Pool # 535846	393,310	400,444
6.50%, 4/1/16, Pool # 253706	659,723	676,239
6.00%, 8/1/16, Pool # 545125	286,567	291,722
5.00%, 11/1/17, Pool # 254510	1,652,137	1,634,388
5.00%, 12/1/17, Pool # 254545	1,783,097	1,763,940
4.50%, 3/1/18, Pool # 555292	2,591,122	2,515,381
6.00%, 4/25/18, Series 2002-27, Class VB	1,429,348	1,426,152

		10,838,925

Total Mortgage-Backed Securities (Cost $15,782,120)		15,554,688

U.S. Treasury Notes (11.5%)
3.125%, 4/15/09 (b)	3,000,000	2,914,335
4.25%, 10/15/10 (b)	2,500,000	2,477,833

Total U.S. Treasury Notes (Cost $5,402,738)		5,392,168

Repurchase Agreement (1.0%)
U.S. Bank N.A., 5.05%, dated 3/30/07, maturing 4/2/07, with a maturity value of $456,971 (Collateralized fully by U.S. Government Agencies)	456,779	456,779

Total Repurchase Agreement (Cost $456,779)		456,779

Securities Held as Collateral for Securities on Loan (44.9%)
Pool of Various Securities for BB&T Funds — Note 2 — Security Loans	21,071,875	21,071,875

Total Securities Held as Collateral for Securities on Loan (Cost $21,071,875)		21,071,875

Total Investments (Cost $68,017,308) — 144.1%		67,625,611
Net other assets (liabilities) — (44.1)%		(20,700,082)

Net Assets — 100.0%		$46,925,529

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Intermediate U.S. Government Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Principal Amount	Fair Value
Mortgage-Backed Securities (61.9%)
Federal Home Loan Mortgage Corp. (21.1%)
5.13%, 10/15/15, Series R003, Class AG	$20,219,731	$20,103,667
4.50%, 2/1/18, Pool # E94445	7,040,605	6,834,960
5.00%, 7/15/23, Series 2638, Class DH	2,302,000	2,225,214
5.50%, 2/1/29, Pool # A18613	6,521,452	6,485,324

		35,649,165

Federal National Mortgage Assoc. (40.8%)
5.00%, 1/1/18, Pool # 650205	5,934,690	5,868,352
4.50%, 3/1/18, Pool # 555292	5,182,243	5,030,765
5.50%, 1/1/33, Pool # 678321	1,955,656	1,939,880
5.00%, 7/1/33, Pool # 724965	3,566,924	3,455,570
5.00%, 8/1/33, Pool # 738751	1,444,825	1,399,889
5.00%, 8/1/33, Pool # 724365	992,553	962,070
5.00%, 10/1/33, Pool # 753298	997,730	966,808
6.50%, 11/1/34, Pool # 783476	3,232,682	3,298,882
4.50%, 2/1/35, Pool # 815426	23,148,577	21,783,252
5.50%, 5/1/35, Pool # 825530 (b)	14,634,482	14,480,673
5.50%, 9/1/35, Pool # 835787	10,080,726	9,974,778

		69,160,919

Total Mortgage-Backed Securities (Cost $105,604,982)		104,810,084

U.S. Government Agencies (16.3%)
Federal Home Loan Bank (4.7%)
4.875%, 11/18/11 (b)	8,000,000	8,008,832

Federal Home Loan Mortgage Corp. (8.4%)
5.50%, 8/20/19, Callable 8/20/07 @ 100 (b)	14,202,000	14,141,315

Sovereign (3.2%)
Tennessee Valley Authority, 6.79%, 5/23/12 (b)	5,000,000	5,426,735

Total U.S. Government Agencies (Cost $27,656,541)		27,576,882

	Principal Amount	Fair Value
U.S. Treasury Notes (11.8%)
4.50%, 9/30/11 (b)	$20,000,000	$19,967,180

Total U.S. Treasury Notes (Cost $19,934,258)		19,967,180

U.S. Government Backed Securities (8.3%)
Banking & Financial Services (8.3%)
Private Export Funding, 4.974%, 8/15/13	4,350,000	4,375,413
Private Export Funding, 4.55%, 5/15/15	10,000,000	9,738,760

Total U.S. Government Backed Securities (Cost $14,623,766)		14,114,173

Repurchase Agreement (1.2%)
U.S. Bank N.A., 5.05%, dated 3/30/07, maturing 4/2/07, with a maturity value of $2,010,308 (Collateralized fully by U.S. Government Agencies)	2,009,462	2,009,462

Total Repurchase Agreement (Cost $2,009,462)		2,009,462

Securities Held as Collateral for Securities on Loan (37.1%)
Pool of Various Securities for BB&T Funds — Note 2 — Security Loans	62,903,454	62,903,454

Total Securities Held as Collateral for Securities on Loan (Cost $62,903,454)		62,903,454

Total Investments (Cost $232,732,463) — 136.6%		231,381,235
Net other assets (liabilities) — (36.6)%		(62,036,536)

Net Assets — 100.0%		$169,344,699

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds (33.4%)
Aerospace & Defense (0.8%)
Goodrich (BF) Co., 6.29%, 7/1/16	$3,350,000	$3,514,642

Airlines (0.6%)
Southwest Airlines Co., 5.25%, 10/1/14	2,864,000	2,770,851

Banking & Financial Services (24.3%)
American Express Credit Account Master Trust, 5.43%, 10/15/10, Series 2003-2, Class A	7,600,000	7,610,103
American Express Credit Account Master Trust, 5.32%, 3/15/11	3,996,000	3,990,219
Bank of America Commercial Mortgage, Inc., 4.81%, 12/10/42, Series 2004-6, Class A5	1,793,000	1,739,543
Bank of America Corp., 5.39%, 2/10/14, Series 2006-5 Class A3	2,337,000	2,350,897
Bank of America Corp., 5.625%, 10/14/16	2,115,000	2,143,204
Boeing Capital Corp., 7.375%, 9/27/10	1,027,000	1,103,014
Capital One Financial, 5.50%, 6/1/15	2,115,000	2,085,895
Chase Credit Card Master Trust, 5.43%, 10/15/10, Series 2003-3, Class A	6,084,000	6,093,388
Chase Funding Mortgage Loan Asset-Backed, 5.42%, 5/25/33, Series 2003-4, Class 1A5	5,095,000	5,083,761
Chase Insurance Trust, 5.34%, 10/17/11, Series 2005-A3, Class A	2,000,000	2,001,440
CitiBank Credit Card Issuance Trust, 5.46%, 1/15/10, Series 2003-A1, Class A1	5,617,000	5,622,641
CitiGroup/Deutsche Bank Commercial Mortgage Trust, 5.61%, 10/15/48, Series 2006-CD3, Class A3	7,138,000	7,261,195
Citigroup\ Deutsche Bank Commercial Mortgage Trust, 5.29%, 12/11/49, Series 2007-CD4, Class A3	4,180,000	4,171,509
Countrywide Asset-Backed Certificates, 5.70%, 8/25/34, Series 2004-3, Class 3A3	5,623,055	5,641,827
Countrywide Asset-Backed Certificates, 5.53%, 10/25/35, Series 2005-4, Class 3AV2	2,214,299	2,215,389
Credit-Based Asset Servicing and Securitization, 4.83%, 8/25/35, Series 2005-CB5, Class AF2	4,000,000	3,955,004
CS First Boston Mortgage Securities Corp., 5.10%, 8/15/38, Series 2005-C5, Class AAB	4,300,000	4,267,573
Discover Card Master Trust I, 5.34%, 5/15/10, Series 2004-2 Class A1	1,057,000	1,057,260
ERP Operating LP, 5.125%, 3/15/16	2,355,000	2,296,733
Gatx Financial Corp., 5.125%, 4/15/10	3,459,000	3,444,628
Goldman Sachs Group, Inc., 5.125%, 1/15/15	4,289,000	4,176,285
JPMorgan Chase Commercial Mortgage Securities, 5.58%, 5/12/45, Series 2006-CB16 Class A3B	3,280,000	3,325,068
Lehman Brothers Holdings, Inc., 4.80%, 3/13/14, Series MTNG	1,827,000	1,756,703
MBNA Credit Card Master Note Trust, 5.44%, 8/16/10, Series 2003-A3, Class A3	2,150,000	2,152,858

	Principal Amount	Fair Value
Corporate Bonds, continued
Banking & Financial Services, continued
Merrill Lynch & Co., 5.45%, 7/15/14	$1,915,000	$1,917,179
Merrill Lynch/Countrywide Commercial Mortgage, 5.39%, 7/12/46	2,600,000	2,614,729
Residential Asset Mortgage Products, Inc., 4.02%, 3/25/33, Series 2003-RS4, Class AI6	3,590,165	3,454,028
Residential Asset Mortgage Products, Inc., 5.58%, 11/25/35, Series 2005-RZ4, Class A2	2,931,000	2,931,603
Wachovia Bank Commercial Mortgage Trust, 5.17%, 12/15/43, Series 2007-C30, Class A2	4,180,000	4,163,410
Wells Fargo Co., 5.30%, 8/26/11	4,650,000	4,686,251

		105,313,337

Correctional Institutions (0.4%)
Corrections Corp. of America, 6.25%, 3/15/13, Callable 3/15/2009 @ 103.125	1,768,000	1,768,000

Crude Petroleum & Natural Gas (0.9%)
Anadarko Petroleum Corp., 6.45%, 9/15/36	4,175,000	4,131,359

Energy (0.7%)
Teco Energy, Inc., 7.50%, 6/15/10	2,730,000	2,893,800

Health Care (1.0%)
Cardinal Health, Inc., 4.00%, 6/15/15	2,167,000	1,928,266
Ventas Realty LP/Capital Corp., 6.75%, 4/1/17	2,240,000	2,318,400

		4,246,666

Information Technology (2.7%)
Cisco Systems, Inc., 5.50%, 2/22/16	3,499,000	3,523,206
Electric Data Systems, 6.50%, 8/1/13, Series B	1,712,000	1,749,063
Hewlett-Packard Co., 5.40%, 3/1/17	540,000	536,694
Oracle Corp., 5.00%, 1/15/11	3,946,000	3,931,483
Oracle Corp., 5.25%, 1/15/16	2,128,000	2,098,427

		11,838,873

Telecommunications (0.6%)
Cingular Wireless Services, 8.125%, 5/1/12	2,195,000	2,470,857

Utilities (1.4%)
FirstEnergy Corp., 6.45%, 11/15/11	2,316,000	2,427,541
General Electric Capital Corp., 5.00%, 1/18/16 (b)	1,927,000	1,883,669
Ohio Power Co. — IBC, 6.00%, 6/1/16	1,909,000	1,979,570

		6,290,780

Total Corporate Bonds (Cost $145,243,515)		145,239,165

Mortgage-Backed Securities (40.5%)
Federal Home Loan Mortgage Corp. (18.9%)
6.00%, 10/1/19, Pool # G11679	1,941,418	1,973,636
5.00%, 5/1/20, Pool # B19275	2,891,919	2,853,229
5.50%, 11/1/20, Pool # J02711	1,435,419	1,438,358
5.50%, 3/1/21, Pool # J01432	524,053	525,342
5.00%, 9/1/21	4,294,000	4,149,078
5.00%, 9/1/21, Pool # 2909	4,558,431	4,497,446

Continued

Total Return Bond Fund

Schedule of Portfolio Investments, continued	March 31, 2007

(Unaudited)

	Principal Amount	Fair Value
Mortgage-Backed Securities, continued
Federal Home Loan Mortgage Corp. , continued
5.50%, 9/1/21	$4,200,000	$4,207,875
6.00%, 9/1/21	1,800,000	1,814,062
5.50%, 10/1/21, Pool # G12425	3,608,185	3,615,811
5.50%, 11/1/21, Pool # G12454	4,181,566	4,190,126
5.00%, 12/1/21, Pool # 2671	1,382,725	1,363,681
5.00%, 7/1/25, Pool # C90908	2,620,541	2,555,654
4.50%, 6/1/35, Pool # G01842	2,119,970	1,993,689
5.50%, 6/1/35, Pool # A35148	4,935,600	4,888,862
5.50%, 7/1/35, Pool # A36540	3,139,972	3,110,238
6.00%, 7/1/35, Pool # A36304	1,228,161	1,238,038
5.50%, 8/1/35, Pool # A36652	1,139,015	1,128,229
5.00%, 9/1/35, Pool # A37961	1,725,358	1,669,155
5.50%, 9/1/35, Pool # G08080	943,669	934,732
5.12%, 12/1/35, Pool # 847603	4,328,236	4,281,458
5.50%, 12/1/35, Pool # A40359	1,451,085	1,437,344
5.00%, 3/1/36, Pool # G08115	1,800,000	1,741,365
5.50%, 4/1/36, Pool # A44445	3,899,542	3,858,776
6.50%, 5/1/36, Pool # A48509	1,795,512	1,831,083
5.00%, 7/1/36, Pool # G02291	643,791	622,196
5.92%, 7/1/36, Pool # 1G2448	2,738,655	2,753,587
5.85%, 8/1/36, Pool # 1G1094	3,288,191	3,301,785
5.87%, 8/1/36, Pool # 1B7116	3,359,210	3,380,026
5.76%, 10/1/36, Pool # 1H1350	3,974,950	4,000,318
5.85%, 1/1/37, Pool # 1G1438	2,998,834	3,028,796
6.00%, 4/1/37, Pool # A58853	4,200,000	4,233,776

		82,617,751

Federal National Mortgage Assoc. (18.9%)
6.00%, 10/1/13, Pool # 252061	127,816	129,937
5.50%, 4/1/18, Pool # 685496	208,944	209,437
4.50%, 6/1/19, Pool # 780349	2,909,373	2,816,230
5.00%, 8/1/20, Pool # 832058	346,358	341,547
5.00%, 8/1/20, Pool # 838787	524,284	517,001
5.50%, 11/1/20, Pool # 843972	1,223,824	1,226,712
5.50%, 12/1/20, Pool # 831138	1,594,877	1,598,641
5.50%, 5/1/21, Pool # 895628	2,831,732	2,838,415
5.50%, 6/1/21, Pool # 831526	698,650	700,425
5.00%, 8/1/25, Pool # 255892	1,586,022	1,546,203
5.50%, 2/1/27, Pool # 25600	4,249,096	4,227,364
6.50%, 1/1/35, Pool # 809198	983,439	1,003,221
5.50%, 3/1/35, Pool # 787561	5,700,299	5,640,389
5.50%, 4/1/35, Pool # 822982	4,596,324	4,555,996
6.00%, 4/1/35, Pool # 735503 (b)	438,890	442,146
7.00%, 6/1/35, Pool # 255820	866,914	894,204
7.00%, 6/1/35, Pool # 830686	1,125,417	1,160,844
5.00%, 9/1/35, Pool # 757857	1,306,490	1,262,137
5.50%, 10/1/35, Pool # 817568	2,498,921	2,475,334
5.00%, 11/1/35, Pool # 844280	4,112,032	3,972,437
5.50%, 2/1/36, Pool # 831295	1,195,110	1,183,830
5.50%, 2/1/36, Pool #256101	2,047,182	2,027,859
6.50%, 3/1/36, Pool # 866062	2,130,063	2,172,909
5.62%, 5/1/36, Pool # 871259	3,027,153	3,036,843
5.44%, 6/1/36, Pool # 905183	3,091,345	3,102,666
6.50%, 7/1/36, Pool # 887293	1,827,804	1,864,570
5.93%, 8/1/36, Pool # 900502	3,434,204	3,453,855
5.00%, 10/1/36, Pool # 894142	4,738,836	4,578,306
5.00%, 10/25/36	4,652,000	4,493,544
5.00%, 10/25/36	4,220,000	4,160,658
6.00%, 10/25/36	9,849,000	9,919,796
5.50%, 12/1/36, Pool # 922224	649,170	642,400
6.00%, 4/1/37, Pool # 256674	4,220,000	4,251,298

		82,447,154

	Principal Amount	Fair Value
Mortgage-Backed Securities, continued
Government National Mortgage Assoc. (2.7%)
5.00%, 4/15/36	$12,062,862	$11,734,897

Total Mortgage-Backed Securities (Cost $177,221,758)		176,799,802

U.S. Treasury Notes (16.9%)
4.625%, 12/31/11 (b)	8,745,000	8,774,033
2.00%, 1/15/14 (b)	5,777,000	6,266,783
4.00%, 2/15/14	23,800,000	22,959,575
4.25%, 8/15/14 (b)	8,000,000	7,820,312
2.00%, 1/15/16 (b)	4,499,000	4,517,463
5.125%, 5/15/16 (b)	6,612,000	6,836,444
4.875%, 8/15/16 (b)	7,270,000	7,385,295
7.50%, 11/15/16	7,220,000	8,774,271

Total U.S. Treasury Notes (Cost $73,159,342)		73,334,176

U.S. Government Agencies (13.5%)
Federal Home Loan Bank (1.3%)
5.25%, 9/13/13 (b)	4,185,000	4,264,146
5.375%, 5/18/16 (b)	1,395,000	1,433,346

		5,697,492

Federal Home Loan Mortgage Corp. (3.5%)
4.50%, 6/15/10, Callable 6/15/07 @ 100, Series MTN (b)	1,918,000	1,889,370
5.125%, 7/15/12 (b)	2,884,000	2,922,819
4.875%, 11/15/13 (b)	3,700,000	3,691,472
5.50%, 7/15/16, Series 3061 Class VU	3,338,781	3,379,277
5.00%, 8/15/31, Series 3025 Class AB	3,463,711	3,430,102

		15,313,040

Federal National Mortgage Assoc. (8.7%)
6.00%, 5/15/11 (b)	14,240,000	14,847,990
6.125%, 3/15/12 (b)	3,845,000	4,056,848
5.50%, 11/25/16, Series 2005-120 Class VA	4,726,810	4,757,431
4.875%, 12/15/16 (b)	4,209,000	4,162,726
4.00%, 1/25/18, Series 2003-35 Class NA	3,107,757	2,990,920
5.00%, 5/25/22, Series 2003-79 Class NX	3,816,364	3,784,187
5.50%, 10/25/24, Series 2006-18, Class CA	3,004,794	3,017,172

		37,617,274

Total U.S. Government Agencies (Cost $57,949,102)		58,627,806

Municipal Bonds (3.7%)
California (1.2%)
Fresno County, CA, Pension Obligation, Series A, 4.20%, 8/15/13, FGIC	5,255,000	5,020,995

Florida (1.2%)
Gainesville, FL, Post Employment Benefits Obligation, 4.68%, 10/1/13	1,185,000	1,159,155
Gainesville, FL, Post Employment Benefits Obligation, 4.71%, 10/1/14	2,480,000	2,416,090
Palm Beach County, FL, 5.735%, 6/1/12	665,000	684,957
Palm Beach County, FL, 5.78%, 6/1/13	945,000	978,113

		5,238,315

Continued

Total Return Bond Fund

Schedule of Portfolio Investments, continued	March 31, 2007

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds, continued
Illinois (0.5%)
Chicago, IL, Series B, 5.25%, 1/1/12, XLCA	$2,100,000	$2,115,624

Texas (0.5%)
Brownsville, TX, Utility System, 4.92%, 9/1/14, Series B, AMBAC	2,375,000	2,345,455

Wisconsin (0.3%)
Wisconsin State General Revenue, Series A, 4.80%, 5/1/13	1,325,000	1,307,086

Total Municipal Bonds (Cost $15,778,157)		16,027,475

	Principal Amount	Fair Value
Repurchase Agreement (0.1%)
U.S. Bank N.A., 5.05%, dated 3/30/07, maturing 4/2/07, with a maturity value of $283,119 (Collateralized fully by U.S. Government Agencies)	$283,000	$283,000

Total Repurchase Agreement (Cost $283,000)		283,000

Securities Held as Collateral for Securities on Loan (22.7%)
Pool of Various Securities for BB&T Funds — Note 2 — Security Loans	98,772,560	98,772,560

Total Securities Held as Collateral for Securities on Loan (Cost $98,772,560)		98,772,560

Total Investments (Cost $568,407,434) — 130.8%		569,083,984
Net other assets (liabilities) — (30.8)%		(134,028,621)

Net Assets — 100.0%		$435,055,363

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (97.4%)
Kentucky (97.4%)
Allen County, KY, School District Finance Corp., Revenue, 5.25%, 4/1/10, Prerefunded 4/1/07 @ 102	$455,000	$464,118
Bell County, KY, Public Properties Corp., Revenue, 5.40%, 9/1/13, Prerefunded 3/1/11 @ 102	160,000	172,483
Economic Development Financial Authority, 4.25%, 9/1/09	500,000	506,760
Jefferson County, KY, School District, 4.00%, 9/1/15, FSA	240,000	243,180
Jefferson County, KY, Capital Projects Corp., Revenue, 5.20%, 6/1/08, Callable 6/1/07 @ 102, MBIA	295,000	301,599
Kenton County, KY, Public Properties Corp., Revenue, 4.125%, 3/1/16	225,000	229,406
Kentucky Area Development District Finance Trust Revenue, Series E, 5.40%, 6/1/14, Callable 6/1/10 @ 102, Wachovia Bank N.A.	205,000	217,333
Kentucky Area Development District Financing, Certificates of Participation, Series L, 5.15%, 5/1/36, Callable 5/1/16 @100	505,000	531,063
Kentucky Area Development District Financing, Certificates of Participation, Series M, 4.30%, 8/1/09, Callable 8/1/07 @ 100	250,000	250,025
Kentucky Asset/Liability Commission General Receipts Revenue, 5.00%, 10/1/15	480,000	522,062
Kentucky Economic Development Finance Authority Revenue, Series A, 5.75%, 12/1/15, Prerefunded 6/1/10 @ 101, OID	500,000	534,810
Kentucky Housing Corp., Revenue, Series D, 5.20%, 7/1/07, FHA	35,000	35,078
Kentucky State Property & Buildings Commission Refunding Revenue, Project No. 76, 5.50%, 8/1/21, AMBAC	620,000	717,005
Kentucky State Property & Buildings Commission Revenue, 5.00%, 10/1/22, Prerefunded 10/1/13 @ 100, FSA	465,000	499,098
Kentucky State Property & Buildings Commission Revenue, Project No. 67, 5.50%, 9/1/12, Prerefunded 9/1/10 @ 100	500,000	529,465
Kentucky State Property & Buildings Commission Revenue, Project No. 69, Series A, 5.50%, 8/1/11, FSA	540,000	579,701
Kentucky State Property & Buildings Commission Revenue, Project No. 73, 5.25%, 11/1/11	400,000	425,572
Kentucky State Property & Buildings Commission Revenue, Project No. 74, 5.375%, 2/1/14, Prerefunded 2/1/12 @ 100, FSA	500,000	536,980
Kentucky State Property & Buildings Commission Revenue, Project No. 81, 5.00%, 11/1/16, Callable 11/1/13 @ 100, AMBAC	500,000	534,355
Kentucky State Turnpike Authority Refunding Revenue, Revitalization Project, Series A, 5.50%, 7/1/11, AMBAC	200,000	214,440

	Shares or Principal Amount	Fair Value
Municipal Bonds, continued
Kentucky, continued
Kentucky State Turnpike Authority Refunding Revenue, Revitalization Project, Series A, 5.50%, 7/1/12, AMBAC	$500,000	$543,075
Kentucky State Turnpike Authority Refunding Revenue, Revitalization Project, Series A, 5.50%, 7/1/15, AMBAC	270,000	302,238
Larue County, KY, School District, School Building Revenue, 4.25%, 7/1/15, MBIA	195,000	201,156
Leslie County, KY, Detention Facilities Improvement Project, G.O., 4.75%, 12/1/35, Callable 12/1/15 @ 100, OID	600,000	600,384
Lexington-Fayette Urban County, KY, Government Public Facilities Corp, 4.00%, 10/1/16	345,000	348,402
Louisville & Jefferson County, KY, Metropolitan Government, 4.00%, 11/1/13	225,000	228,645
Louisville & Jefferson Counties, KY, Metropolitan Sewer District Revenue, Series A, 5.00%, 5/15/10, MBIA	45,000	46,831
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue, Series A, 5.00%, 5/15/36, Callable 11/15/11 @ 101, MBIA, OID	900,000	945,540
Louisville & Jefferson County, KY, Watetrworks & Water Systems Revenue, 4.00%, 11/15/12	35,000	35,563
Louisville & Jefferson County, KY, Waterworks & Water Systems Revenue, 5.00%, 11/15/16	495,000	540,525
Louisville, KY, Parking Authority Revenue, 7.50%, 7/1/09, Callable 7/1/07 @ 100, ETM	350,000	379,019
Murray, KY, Hospital Facilities, 4.30%, 8/1/13	400,000	402,408
Somerset, KY, Independent School District Finance Corp., Revenue, 4.00%, 10/1/08	45,000	45,202
University of Kentucky, University & College Improvements Revenue, Series Q, 5.00%, 5/1/10, ETM	250,000	259,388
Urban County, KY, G.O., Series D, 4.00%, 5/1/12, MBIA	195,000	197,865
Warren County, KY, Hospital Facilities Revenue, 5.00%, 8/1/14	400,000	417,128

Total Municipal Bonds (Cost $13,315,312)		13,537,902

Investment Company (1.4%)
Federated Tax-Free Obligations Fund, Institutional Service Class	187,046	187,046

Total Investment Company (Cost $187,046)		187,046

Total Investments (Cost $13,502,358) — 98.8%		13,724,948
Net other assets (liabilities) — 1.2%		172,421

Net Assets — 100.0%		$13,897,369

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds (94.2%)
Maryland (94.2%)
Anne Arundel County, MD, 5.00%, 3/1/14	$400,000	$431,732
Anne Arundel County, MD, 5.00%, 3/1/16	250,000	273,438
Anne Arundel County, MD, Water Utility Improvements, G.O., 5.375%, 3/1/13, Prerefunded 3/1/12 @ 100	400,000	430,988
Anne Arundel County, MD, Water Utility Improvements, G.O., 5.375%, 3/1/15, Callable 3/1/12 @ 100	350,000	377,115
Baltimore County, MD, Water Utility Improvements, Metropolitan District, 70th Issue, G.O., 5.00%, 9/1/16	265,000	291,230
Baltimore, MD, Water Project, Unrefunded Revenue, Series A, 5.00%, 7/1/24, FGIC	305,000	337,095
Carroll County, MD, 5.00%, 11/1/15	410,000	448,889
Frederick County, MD, Public Facilities Refunding, G.O., 5.00%, 8/1/14	645,000	697,895
Frederick County, MD, Public Facilities, G.O., 5.00%, 12/1/15	500,000	545,945
Maryland State Health & Higher Educational Facilities, 4.50%, 7/1/14	100,000	102,041
Maryland State Health & Higher Educational Facilities, 4.25%, 7/1/17	100,000	99,011
Maryland State Health & Higher Education Facilities Series A, 5.00%, 7/1/20	325,000	339,840
Maryland State Department of Transportation Revenue, 4.25%, 2/15/17, Callable 2/15/16 @ 100	150,000	154,560
Maryland State Department of Transportation Revenue, Second Issue, 5.00%, 6/1/15	100,000	108,809
Maryland State Department of Transportation, 5.00%, 5/1/12	250,000	265,650
Maryland State Health & Higher Educational Facilities Authority Revenue, Doctors Community Hospital, Series A, 4.00%, 7/1/13	100,000	99,289
Maryland State Health & Higher Educational Facilities Authority Refunding Revenue, Medstar Health, Inc., 5.00%, 8/15/12	245,000	256,853
Maryland State Health & Higher Educational Facilities Authority Revenue, 5.125%, 7/1/33, Callable 7/1/08 @ 101, FSA	120,000	122,887
Maryland State Health & Higher Educational Facilities Authority Revenue, Helix Health Issue, 5.125%, 7/1/12, AMBAC	320,000	342,515
Maryland State Health & Higher Educational Facilities Authority Revenue, Helix Health Issue, 5.00%, 7/1/27, AMBAC	230,000	253,338

	Shares or Principal Amount	Fair Value
Municipal Bonds , continued
Maryland, continued
Maryland State Health & Higher Educational Facilities Authority Revenue, Howard County General Hospital, 5.50%, 7/1/13, Callable 7/1/07 @ 100	$45,000	$46,072
Maryland State, MD, State & Local Facilities, First Series, G.O., 5.00%, 3/1/10, Callable 3/1/08 @ 101	350,000	357,896
Maryland State, MD, State & Local Facilities, Second Series, G.O., 5.00%, 8/1/11	380,000	401,633
Montgomery County, MD, Construction & Public Improvements, Series A, G.O., 5.00%, 7/1/17	500,000	550,975
Montgomery County, MD, Construction & Public Improvements, Series A, G.O., 5.00%, 2/1/21, Callable 2/1/12 @ 101	240,000	256,579
Montgomery County, MD, Construction & Public Improvements, Series A, G.O., 5.00%, 2/1/22, Callable 2/1/12 @ 101	500,000	534,540
Prince Georges County, MD, 5.00%, 12/1/15, Callable 12/1/14 @ 100	400,000	433,092
Prince Georges County, MD, Construction & Public Improvements Refunding G.O., Series B, 5.00%, 10/1/12	315,000	336,190
Prince Georges County, MD, Construction & Public Improvements, G.O., 5.00%, 9/15/13	250,000	268,813
Washington County, MD, Public Improvements, G.O., 4.80%, 1/1/08, FGIC	100,000	100,086
Washington Suburban Sanitation District Refunding, G.O., 5.00%, 6/1/09	400,000	412,072
Washington Suburban Sanitation District Refunding, G.O., 5.00%, 6/1/10	250,000	260,765
Washington Suburban Sanitation District Refunding, G.O., 5.00%, 6/1/12	275,000	293,134

Total Municipal Bonds (Cost $10,127,215)		10,230,967

Investment Companies (5.0%)
Federated Maryland Municipal Cash Trust	516,719	516,719
Federated Tax-Free Obligations Fund, Institutional Service Class	24,892	24,892

Total Investment Companies (Cost $541,611)		541,611

Total Investments (Cost $10,668,826) — 99.2%		10,772,578
Net other assets (liabilities) — 0.8%		92,188

Net Assets — 100.0%		$10,864,766

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds (97.8%)
North Carolina (97.8%)
Alamance County, NC, School Improvements, G.O., 5.00%, 2/1/19, Callable 2/1/16 @ 100	$1,000,000	$1,081,420
Appalachian State University of North Carolina, Refunding Revenue, 5.00%, 7/15/18, Callable 7/15/15 @ 100, MBIA	1,095,000	1,177,158
Appalachian State University of North Carolina Refunding Revenue, 5.25%, 7/15/20, Callable 7/15/15 @ 100, MBIA	1,000,000	1,091,100
Asheville, NC, Water Systems Revenue, Refunding Bonds, 5.00%, 8/1/21, Callable 8/1/15 @ 100, FSA	1,430,000	1,525,138
Bladen County, NC, G.O., 5.60%, 5/1/13, Callable 5/1/10 @ 101.5, FSA	1,150,000	1,230,972
Broad River, NC, Water Authority Water System Revenue., 5.00%, 6/1/19	1,050,000	1,117,683
Brunswick County, NC, Enterprise Systems Revenue, Series A, 5.25%, 4/1/17, Callable 4/1/14 @ 100, FSA	1,000,000	1,083,940
Cabarrus County, NC, 5.00%, 2/1/18, Callable 2/1/17 @ 100	1,080,000	1,164,229
Cabarrus County, NC, Certificates of Participation, 5.25%, 2/1/12, AMBAC	1,285,000	1,369,463
Catawba County, NC, 5.25%, 6/1/19, MBIA	1,225,000	1,329,505
Charlotte, NC, Mecklenberg County Hospital Authority Revenue, Health Care System, Series A, 5.00%, 1/15/13, Callable 1/15/08 @ 101	1,600,000	1,632,304
Charlotte, NC, Public Improvements, G.O., 5.50%, 6/1/09	1,460,000	1,518,561
Charlotte, NC, Series 2005, 5.00%, 6/1/13	1,070,000	1,149,105
Chatham County, NC, Certificates of Participation, 5.00%, 6/1/24	1,440,000	1,537,013
Cumberland County, NC, School Improvements, G.O., 5.50%, 3/1/09	1,055,000	1,091,619
Durham, NC, Refunding Bonds, G.O., 5.00%, 2/1/13	1,660,000	1,776,764
Durham, NC, Water & Sewer Utility Systems Revenue, 5.00%, 6/1/12, Callable 6/1/11 @ 101	1,000,000	1,059,130
Franklin County, NC, School Improvements, G.O., 4.50%, 8/1/16, FSA	65,000	68,744
Gastonia, NC, Combined Utilities System Revenue, 5.00%, 5/1/16, Callable 5/1/15 @ 100, AMBAC	1,060,000	1,144,206
Gastonia, NC, Combined Utilities Systems Revenue, 5.00%, 5/1/10, MBIA	1,000,000	1,041,110
Greensboro, NC, Enterprise System Revenue, 5.25%, 6/1/20	2,060,000	2,314,760
Greensboro, NC, G.O., 5.25%, 3/1/09	2,000,000	2,062,120
Greenville, NC, Combined Enterprise Systems Revenue, 5.50%, 9/1/10, FSA	1,455,000	1,544,119
Guilford County, NC, Public Improvements, G.O., Series B, 5.00%, 10/1/09	2,000,000	2,070,320
Guilford County, NC, Public Improvement, G.O., Series C, 5.00%, 4/1/18	1,000,000	1,102,360
Guilford County, NC, Public Improvements, G.O., Series B, 5.25%, 10/1/15, Callable 10/1/10 @ 102, OID	2,030,000	2,174,435

	Principal Amount	Fair Value
Municipal Bonds, continued
North Carolina, continued
High Point, NC, Combined Enterprise System Revenue, 4.20%, 11/1/18, Callable 11/1/16 @ 100, FSA	$450,000	$457,812
High Point, NC, Public Improvements, G.O., Series B, 5.40%, 6/1/08	1,250,000	1,275,188
Johnston County, NC, Finance Corp. Revenue, 5.50%, 8/1/10, Callable 8/1/09 @ 101, FSA	1,070,000	1,124,698
Johnston County, NC, G.O., 5.50%, 3/1/12, Callable 3/1/10 @ 101, FGIC	1,000,000	1,060,330
Johnston County, NC, Refunding, G.O., 5.00%, 2/1/16, Callable 2/1/15 @ 100, FGIC	170,000	183,682
Lenoir County, NC, G.O., Public Improvement, 5.00%, 2/1/21, Callable 2/1/17 @ 100, FSA	1,315,000	1,421,002
Lincoln County, NC, Certificates of Participation, 5.00%, 6/1/13, FSA	320,000	340,925
Lincoln County, NC, Certificates of Participation, 5.00%, 6/1/16, FSA	435,000	470,244
Lincolnton, NC, Combined Enterprise Systems Refunding Revenue, 5.00%, 5/1/16, Callable 5/1/15 @ 100, XLCA	40,000	43,034
Mecklenburg County, NC, Public Improvements, G.O., Series D, 5.00%, 4/1/11, Prerefunded 4/1/10 @ 100.50	1,000,000	1,043,710
Municipal Power Agency No. 1, Catawba Electric Revenue, 5.50%, 1/1/13, AMBAC-TCRS, ETM	685,000	737,341
New Hanover County, NC, Hospital Revenue, Regional Medical Center Project, 5.25%, 10/1/12, Callable 10/1/09 @ 101, MBIA	1,000,000	1,042,920
New Hanover County, NC, Public Improvements, G.O., 5.30%, 11/1/08	1,500,000	1,538,925
North Carolina Capital Facilities, 4.00%, 10/1/12	540,000	534,740
North Carolina Capital Facilities, 4.13%, 10/1/13	565,000	560,864
North Carolina Capital Facilities, 4.13%, 10/1/14	585,000	578,676
North Carolina Capital Facilities, 4.25%, 10/1/15	610,000	607,420
North Carolina Eastern Municipal Power Agency, Refunding Revenue, Series A, 4.50%, 1/1/24, Callable 1/1/22 @ 100	2,860,000	2,990,329
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, 5.00%, 1/1/17, ETM, OID	715,000	775,553
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, 6.40%, 1/1/21, OID	4,000,000	4,855,959
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, 6.00%, 1/1/26, Prerefunded 1/1/22 @ 100, OID	1,310,000	1,591,532
North Carolina Medical Care Commission Health Care Facilities Revenue, Carolina Medicorp Project, 5.25%, 5/1/09, Callable 5/1/08 @ 100, OID	1,325,000	1,326,471

Continued

North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments, continued	March 31, 2007

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds, continued
North Carolina, continued
North Carolina Medical Care Commission Health Care Facilities Revenue, Stanley Memorial Hospital Project, 5.45%, 10/1/08, Callable 10/1/07 @ 101, AMBAC	$750,000	$765,908
North Carolina Medical Care Commission Health Systems Revenue, 4.00%, 10/1/12	375,000	378,600
North Carolina Medical Care Commission Hospital Revenue, Gaston Memorial Hospital Project, 5.40%, 2/15/11, Callable 2/15/08 @ 100	530,000	540,669
North Carolina Medical Care Commission Hospital Revenue, Gaston Memorial Hospital Project, 5.50%, 2/15/15, Callable 2/15/08 @ 100, OID	2,130,000	2,183,996
North Carolina Medical Care Commission Hospital Revenue, Halifax Regional Medical Center, 4.60%, 8/15/07, OID	1,795,000	1,796,023
North Carolina Medical Care Commission Hospital Revenue, Pitt County Memorial Hospital, Series A, 5.25%, 12/1/10, Prerefunded 12/1/08 @ 101	1,155,000	1,195,668
North Carolina Medical Care Commission Revenue, Health Care and Housing, ARC Projects, Series A, 4.65%, 10/1/14	1,265,000	1,278,017
North Carolina Medical Care Community Health Care, 4.50%, 1/1/16	400,000	404,888
North Carolina Medical Care Community Health Care, 4.50%, 1/1/17	495,000	500,034
North Carolina Medical Care Community Hospital Revenue, Series A, 5.25%, 12/1/13, Callable 12/1/08 @ 101	755,000	781,584
North Carolina Medical Care Community Retirement Facilities, 4.25%, 7/1/15	200,000	198,752
North Carolina Medical Care Community Retirement, 4.25%, 7/1/14	200,000	199,618
North Carolina Medicare Common Revenue, 4.75%, 9/1/24, Callable 9/1/14 @ 100	950,000	975,061
North Carolina State University, Water Utility Improvements, G.O., Series A, 5.00%, 3/1/17, Callable 3/1/16 @ 100	1,275,000	1,389,495
North Carolina State, G.O., Series A, 4.75%, 4/1/10, Callable 4/1/08 @ 101	1,125,000	1,148,591
North Carolina State, Public Improvement, G.O., Series A, 5.25%, 3/1/12, Callable 3/1/09 @ 101.5	2,400,000	2,506,800
North Carolina, Municipal Power Agency Revenue, 5.00%, 1/1/20, OID	475,000	520,420
Onslow County, NC, Certificates of Participation, 4.50%, 6/1/16, XLCA	45,000	47,070
Onslow County, NC, Certificates of Participation, 4.50%, 6/1/24, Callable 6/1/16 @ 100, MBIA, OID	1,435,000	1,459,754
Orange Water & Sewage Authority, Water & Sewage System Revenue, 4.00%, 7/1/16	40,000	40,555
Orange Water & Sewer Authority, Water & Sewer System Revenue, Series A, 5.25%, 7/1/16, Callable 7/1/14 @ 100	1,225,000	1,334,981
Orange Water & Sewer Authority, Water & Sewer System Revenue, Series A, 5.25%, 7/1/18, Callable 7/1/14 @ 100	1,690,000	1,831,707

	Shares or Principal Amount	Fair Value
Municipal Bonds, continued
North Carolina, continued
Piedmont-Triad, NC, Airport Authority Revenue, Series A, 6.38%, 7/1/16, Prerefunded 7/1/09 @ 101, FSA	$1,385,000	$1,479,831
Pitt County, NC, Revenue, Memorial Hospital Project, 5.50%, 12/1/15, Callable 12/1/07 @ 101, ETM	2,440,000	2,626,415
Pitt County, NC, School Facility, G.O., Series B, 5.00%, 4/1/13	1,000,000	1,064,420
Raleigh, NC, Combined Enterprise System Refunding Revenue, Series B, 4.00%, 3/1/20, OID	310,000	305,074
Raleigh, NC, Combined Enterprise System, Water Utility Improvements, 5.00%, 3/1/12	2,435,000	2,583,997
Raleigh, NC, Combined Enterprise System Revenue, 5.00%, 3/1/12	250,000	265,298
Raleigh, NC, Combined Enterprise System Revenue, Series A, 5.00%, 3/1/20	2,665,000	2,865,247
Randolph County, NC, Certificates of Participation, 5.30%, 6/1/13, Callable 6/1/09 @ 101, FSA	1,750,000	1,827,280
Rutherford County, NC, Certificates of Participation, 5.00%, 9/1/18, Callable 9/1/12 @ 101	1,595,000	1,701,211
Sampson County, NC, Certificate of Participation, 5.00%, 6/1/19, Callable 6/1/17 @ 100	1,000,000	1,078,140
Union County, NC, 5.00%, 6/1/20, Callable 6/1/16 @ 100	2,405,000	2,576,524
University of North Carolina Refunding Revenue, Series A, 4.75%, 12/1/34, Callable 12/1/15 @ 100	1,000,000	1,030,030
University of North Carolina, System Pool Revenue, Series A, 5.00%, 10/1/18, Callable 10/1/16 @ 100	1,000,000	1,082,770
Wake County, NC, G.O., 5.30%, 2/1/11, Prerefunded 2/1/10 @ 100.50	1,000,000	1,049,090
Wake County, NC, Hospital Authority Revenue, 5.13%, 10/1/13, MBIA, ETM	2,205,000	2,383,803
Wake County, NC, Schools, G.O., 5.00%, 5/1/21, Callable 5/1/15 @ 100	1,900,000	2,037,275
Wilmington, NC, Certificates of Participation, Series A, 5.00%, 6/1/22, Callable 6/1/16 @ 100	245,000	260,349
Winston-Salem Water & Sewer Systems Revenue, 5.00%, 6/1/20, Callable 6/1/15 @ 100	1,270,000	1,362,583

Total Municipal Bonds (Cost $106,945,097)		109,076,161

Investment Company (2.1%)
PNC North Carolina BlackRock Fund, Institutional Class	2,360,536	2,360,536

Total Investment Company (Cost $2,360,536)		2,360,536

Total Investments (Cost $109,305,633) — 99.9%		111,436,697
Net other assets (liabilities) — 0.1%		55,696

Net Assets — 100.0%		$111,492,393

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds (94.7%)
South Carolina (94.7%)
Anderson County, SC, School District No 2, G.O., Series B, 6.00%, 3/1/12, Callable 3/1/10 @101, SCSDE	$500,000	$536,740
Anderson County, SC, School District No. 2, G.O., Series B, 5.125%, 3/1/25, Callable 3/1/11 @101, MBIA, SCSDE	465,000	487,999
Anderson County, SC. School District No. 4, G.O., 4.50%, 3/1/23, Callable 3/1/16 @100, FSA, SCSDE	330,000	334,838
Beaufort County, SC, G.O., Series B, 5.00%, 3/1/21, Callable 3/1/16 @ 100, MBIA	300,000	321,846
Beaufort County, SC, School District Refunding, G.O., Series A, 5.00%, 3/1/13, SCSDE	125,000	133,564
Beaufort County, SC, School District Refunding, G.O., Series A, 5.00%, 3/1/19, Callable 3/1/15 @ 100, SCSDE	465,000	496,606
Berkeley County, SC, Water & Sewer Revenue, Series A, 5.00%, 6/1/24, Callable 6/1/15 @ 100, FSA	350,000	370,913
Berkley County, SC, Water & Sewer Revenue, Series A, 5.00%, 6/1/21, Callable 6/1/15 @ 100, FSA	345,000	367,760
Charleston County, SC, G.O., 4.625%, 11/1/27, Callable 11/1/15 @100, State Aid Withholding	245,000	250,481
Charleston County, SC, School District Refunding, G.O., Series B, 5.00%, 2/1/19, Callable 2/1/12 @ 100, SCSDE	250,000	263,015
Charleston, SC, Waterworks & Sewer Refunding Revenue, 5.125%, 1/1/12	425,000	451,911
Charleston, SC, Waterworks & Sewer Refunding Revenue, 5.25%, 1/1/14, Callable 1/1/11 @ 101	600,000	636,413
Educational Facilities Authority, 4.00%, 4/1/13	270,000	270,500
Educational Facilities Authority, 4.25%, 4/1/16	275,000	277,769
Educational Facilities Authority, 4.25%, 4/1/17	290,000	292,236
Florence County, SC, Hospital Revenue, Regional Medical Center Project, Series A, 5.25%, 11/1/11, Callable 11/1/08 @ 102, MBIA	500,000	521,250
Florence, SC, New Public Housing Authority Revenue, 5.75%, 8/1/10, U.S. Government Guaranteed	100,000	105,701
Greenville, SC, Waterworks Revenue, 5.25%, 2/1/19, Callable 2/1/13 @ 100	380,000	411,057
Horry County, SC, School District, G.O., Series A, 5.00%, 3/1/11, SCSDE	500,000	525,175
Horry County, SC, School District, G.O., Series A, 4.00%, 3/1/14, FSA, SCSDE	35,000	35,571
Horry County, SC, School District, G.O., Series A, 5.375%, 3/1/15, Callable 3/1/12 @ 100, SCSDE	250,000	268,088
Kershaw County, SC, School District, G.O., 6.125%, 2/1/16, Prerefunded 2/1/10 @ 100, SCSDE	500,000	533,025

	Principal Amount	Fair Value
Municipal Bonds, continued
South Carolina, continued
Lancaster County, SC, Assessment Revenue, Series B, 5.75%, 12/1/37, Callable 12/1/16 @ 100	$500,000	$521,430
Laurens County, SC, School District No. 55 Installment Purchase Revenue, 5.25%, 12/1/24, Callable 12/1/15 @ 100	225,000	238,149
Laurens County, SC, School District No. 56, G.O., 4.125%, 3/1/15, MBIA, SCSDE	100,000	102,154
Lexington County, SC, Public Improvements, G.O., 5.00%, 2/1/14, Callable 2/1/12 @ 100, FGIC, State Aid Withholding	500,000	527,385
Newberry County, SC, County School Project Revenue, 5.25%, 12/1/21, Callable 12/1/15 @ 100	100,000	109,450
Orangeburg County, SC, G.O., Series A, 4.00%, 4/1/13, FGIC	250,000	253,735
Orangeburg County, SC, Orangeburg County Project, 5.00%, 4/1/10, MBIA	500,000	518,890
Richland County, SC, G.O., School District, 4.75%, 3/1/11, FSA, SCSDE	275,000	285,978
Richland County, SC, School District No. 1 Refunding, G.O., 5.00%, 3/1/19, Callable 3/1/15 @ 100, FSA, SCSDE	400,000	427,188
Richland County, SC, School District No. 1, G.O., Series A, 5.25%, 3/1/20, Callable 3/1/12 @ 100, SCSDE	300,000	319,203
Rock Hill, SC, Utility Systems Refunding Revenue, Series A, 5.375%, 1/1/19, Callable 1/1/13 @ 100, FSA	585,000	630,923
South Carolina Jobs Economic Development Authority Hospital Facilities Revenue, 5.50%, 2/1/11, Callable 2/1/09 @101, FSA	500,000	520,480
South Carolina Jobs Economic Development Authority Hospital Facilities Revenue, 6.00%, 8/1/12	200,000	218,134
South Carolina Medical University, 4.00%, 4/1/17, AMBAC	445,000	447,737
South Carolina State Economic Development, G.O., Series A, 5.00%, 8/1/16, Callable 8/1/15 @ 100	350,000	380,219
South Carolina State, Public Service Authority Revenue, Series A, 5.00%, 1/1/17, Callable 1/1/14 @ 100, FSA	450,000	481,041
South Carolina State, Public Services Authority Revenue, Series A, 5.00%, 1/1/20, Callable 1/1/14 @ 100, AMBAC	600,000	636,623
South Carolina State, State Institutions, Series D, 4.00%, 10/1/18, Callable 10/1/16 @ 100, St Aid Withholding	785,000	783,060
South Carolina Transportation Infrastructure Bank Refunding Revenue, 5.25%, 10/1/15, AMBAC	500,000	551,685
Spartanburg County, SC, School District No. 5, G.O., 5.25%, 5/1/10, SCSDE	525,000	550,541
Spartanburg County, SC, Water Works Refunding Revenue, 5.25%, 6/1/11, FSA	500,000	530,655

Continued

South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments, continued	March 31, 2007

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds, continued
South Carolina, continued
University of South Carolina Medical Facilities Refunding Revenue, 6.00%, 8/15/12	$500,000	$555,820

Total Municipal Bonds (Cost $17,111,714)		17,482,938

Investment Company (3.6%)
Federated Tax-Free Obligations Fund, Institutional Service Class	662,828	662,828

Total Investment Company (Cost $662,828)		662,828

Total Investments (Cost $17,774,542) — 98.3%		18,145,766
Net other assets (liabilities) — 1.7%		321,920

Net Assets — 100.0%		$18,467,686

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds (97.3%)
District of Columbia (2.2%)
Washington, D.C., Metropolitan Transportation Authority Refunding Revenue, 6.00%, 7/1/09, FGIC	$1,615,000	$1,698,043

Virginia (95.1%)
Alexandria, VA, Construction & Public Improvements, G.O., 5.00%, 6/15/08, State Aid Withholding	1,000,000	1,016,950
Alexandria, VA, Construction & Public Improvements, G.O., 5.00%, 1/1/13	1,000,000	1,070,500
Alexandria, VA, G.O., Series A, 5.00%, 6/15/16	1,000,000	1,097,420
Arlington County, VA, Public Improvement, G.O., 5.125%, 6/1/11, Prerefunded 6/1/09 @100, State Aid Withholding	1,000,000	1,032,350
Arlington County, VA, Refunding, G.O., 5.00%, 5/15/15, Callable 5/15/14 @ 100	1,095,000	1,183,607
Chesapeake, VA, Refunding Public Improvement, 5.00%, 5/1/11	1,000,000	1,051,170
Chesapeake, VA, Refunding, G.O., 5.00%, 6/1/13	1,000,000	1,071,070
Chesterfield County, VA, Pollution Control Authority Revenue, 5.50%, 10/1/09, Callable 11/8/08 @100	2,500,000	2,527,625
Fairfax County, VA, Economic Development Authority Refunding Revenue, Series A, 4.10%, 10/1/13	275,000	273,914
Fairfax County, VA, Economic Development Authority Refunding Revenue, Series A, 4.15%, 10/1/14	490,000	487,967
Fairfax County, VA, Economic Development Authority Refunding Revenue, Series A, 4.20%, 10/1/15	225,000	223,016
Fairfax County, VA, Economic Development Authority Revenue, First Series, 5.25%, 9/1/10, Prerefunded 9/1/09 @102, OID	1,000,000	1,056,700
Fairfax County, VA, Public Improvements, G.O., Series A, 4.00%, 4/1/16, Callable 4/1/15 @ 100, St Aid Withholding	2,250,000	2,287,800
Fauquier County, VA, School Boards, 4.125%, 7/1/26, Callable 7/1/16 @100, MBIA	680,000	661,014
Henrico County, VA, Water & Sewer Refunding Revenue, 5.25%, 5/1/11, Callable 5/1/09 @102	1,000,000	1,049,960
James City County, VA, Economic Development Authority, Public Facilities Projects, 5.00%, 6/15/20, Callable 6/15/17 @ 100, FSA	1,980,000	2,132,440
Leesburg, VA, G.O., 5.00%, 9/15/18, Callable 9/15/17 @ 100, MBIA, St Aid Withholding	1,910,000	2,091,221
Lessburg, VA, Public Utilities, G.O., 4.75%, 7/1/23, Callable 7/1/16 @100	1,275,000	1,333,204
Loudon County, VA, Public Improvement, G.O., Series B, 5.00%, 12/1/15	3,075,000	3,369,000
Loudoun County, VA, Public Improvements, G.O., Series B, 5.00%, 12/1/14	1,000,000	1,088,300
Loudoun County, VA, Water & Sewer Revenue, 5.75%, 1/1/11, FSA	1,000,000	1,074,050

	Principal Amount	Fair Value
Municipal Bonds, continued
Virginia, continued
Newport News, VA, G.O., Series A, 5.50%, 5/1/13, Prerefunded 5/1/10 @102, OID	$1,845,000	$1,977,840
Norfolk, VA, Water Revenue, 5.125%, 11/1/11, Callable 11/1/08 @ 101, FSA	1,030,000	1,063,063
Pittsylvania County, VA, G.O., Series B, 5.625%, 3/1/15, Callable 3/1/11 @102, MBIA	1,315,000	1,428,800
Portsmouth, VA, Public Utility Refunding, G.O., Series B, 5.00%, 4/1/21, Callable 4/1/15 @100, MBIA	1,465,000	1,570,451
Portsmouth, VA, Public Utility Refunding, G.O., Series B, 5.00%, 4/1/22, Callable 4/1/15 @100, MBIA	1,125,000	1,204,954
Prince William County, VA, Service Authority Water & Sewer System Revenue, 5.00%, 7/1/14, Callable 7/1/13 @ 102	1,000,000	1,080,000
Richmond, VA, G.O., 5.25%, 1/15/09, FSA	1,500,000	1,543,275
Roanoke, VA, Public Improvement, G.O., 5.00%, 2/1/18, Callable 2/1/15 @101, State Aid Withholding	1,000,000	1,083,110
Southampton County, VA, Industrial Development Authority Revenue, 4.00%, 4/1/15	215,000	215,731
Spotsylvania County, VA, Public Improvements, G.O., 5.00%, 1/15/17, Callable 1/15/16 @100	1,645,000	1,788,576
Spotsylvania County, VA, Refunding, G.O., 5.50%, 7/15/12, FSA	2,925,000	3,186,026
Stafford County, VA, Economic Development Authority Hospital Facilities Revenue, 4.00%, 6/15/15	50,000	48,973
Stafford County, VA, Industrial Development Authority, 4.00%, 8/1/16, AMBAC	580,000	584,837
Stafford County, VA, Industrial Development Authority, 4.00%, 8/1/15, AMBAC	555,000	561,577
University of Virginia, General Revenue, 5.00%, 6/1/22, Callable 6/1/13 @100	390,000	412,207
Upper Occoquan Sewer Authority, Regional Sewer Refunding Revenue, 5.00%, 7/1/25, Callable 7/1/15 @100, FSA	1,000,000	1,063,130
Virginia Beach, VA, Industrial Development Authority Revenue, Sentara Health Systems, 5.25%, 11/1/09, Callable 11/1/08 @101, MBIA	1,000,000	1,033,220
Virginia Beach, VA, Public Improvement, G.O., 5.25%, 3/1/11, Prerefunded 3/1/10 @101, State Aid Withholding, OID	2,985,000	3,144,846
Virginia College Building Authority, Educational Facilities Revenue, 5.50%, 4/1/10	1,000,000	1,052,750
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 9/1/19, Callable 9/1/11 @100	1,015,000	1,063,669
Virginia College Building Authority, Educational Facilities Revenue, Series A, 5.00%, 9/1/22, Callable 9/1/15 @100	1,000,000	1,065,470
Virginia Commonwealth Transportation Board Revenue, Series B, 5.75%, 5/15/09	1,035,000	1,080,085

Continued

Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments, continued	March 31, 2007

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds, continued
Virginia, continued
Virginia Commonwealth Transportation Board Revenue, Series B, 5.50%, 5/15/15, Prerefunded 5/15/09 @101, OID	$1,185,000	$1,242,093
Virginia State Authority, Water Revenue, 5.25%, 10/1/15	1,040,000	1,152,278
Virginia State Public Building Authority Revenue, Series A, 5.00%, 8/1/15	2,000,000	2,174,180
Virginia State Public Building Authority, Public Facilities Revenue, Series A, 5.00%, 8/1/14	2,000,000	2,161,340
Virginia State Public School Authority Refunding Revenue, Series A, 5.25%, 8/1/17, State Aid Withholding	205,000	229,422
Virginia State Public School Authority Refunding Revenue, Series D, 5.25%, 2/1/12, State Aid Withholding	1,145,000	1,224,440
Virginia State Public School Authority, G.O., Series B, 5.25%, 8/1/10, Prerefunded 8/1/09 @101, State Aid Withholding, OID	1,000,000	1,046,260
Virginia State Public School Authority, G.O., Series B, 3.00%, 8/1/20, Callable 8/1/11 @101, OID	3,570,000	3,112,505

	Shares or Principal Amount	Fair Value
Municipal Bonds, continued
Virginia, continued
Virginia State Public School Authority, School Financing Revenue, Series A, 5.25%, 8/1/10, Callable 8/1/09 @101, OID	$2,040,000	$2,143,510
Virginia State Residential Authority Infrastructure, Series C, 5.00%, 11/1/16	1,400,000	1,527,176
Virginia State, Series B, 5.00%, 6/1/17	1,715,000	1,848,581
Winchester, VA, Public Improvements, G.O., 5.00%, 11/1/22, Callable 11/1/15 @100, FGIC	2,160,000	2,317,637

		74,611,290

Total Municipal Bonds (Cost $74,654,864)		76,309,333

Investment Company (1.6%)
PNC Virginia BlackRock Fund, Institutional Class	1,254,313	1,254,313

Total Investment Company (Cost $1,254,313)		1,254,313

Total Investments (Cost $75,909,177) — 98.9%		77,563,646
Net other assets (liabilities) — 1.1%		882,072

Net Assets — 100.0%		$78,445,718

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds (97.2%)
West Virginia (97.2%)
Berkeley County, WV, Public Sewer, 4.60%, 10/1/15, Callable 10/1/13 @ 100	$690,000	$688,799
Berkeley County, WV, Public Sewer, 4.70%, 10/1/16, Callable 10/1/13 @ 100	720,000	719,071
Berkeley County, WV, Public Sewer, 4.65%, 10/1/25, Callable 4/1/12 @ 100	470,000	472,289
Berkeley County, WV, Public Sewer, 4.80%, 10/1/25, Callable 4/1/12 @ 100	50,000	50,354
Brooke, Pleasants, Tyler, Wetzel Counties, Single Family Mortgage, Revenue, 7.40%, 8/15/10	500,000	557,655
Cabell County, WV, Board of Education, G.O., 5.00%, 5/1/16, MBIA	2,000,000	2,172,159
Cabell, Putnam & Wayne Counties, WV, Single Family Residential Mortgage Revenue, 7.375%, 4/1/11, FGIC	640,000	719,923
Charleston, WV, Urban Renewal Authority Revenue, 5.25%, 12/15/18, Callable 12/15/09 @ 103, FSA	1,080,000	1,150,006
Clarksburg, WV, Water Refunding Revenue, 5.25%, 9/1/19, Callable 9/1/12 @ 101, FGIC	1,190,000	1,282,856
Fairmont State College, WV, Student Activity Revenue, Series B, 5.00%, 6/1/32, Callable 6/1/13 @ 100, FGIC	1,000,000	1,051,910
Farimont, WV, Waterworks Refunding Revenue, 5.375%, 7/1/13, Callable 7/1/07 @ 102, MBIA	680,000	696,204
Greenbrier, WV, Public Service, 4.00%, 10/1/13, Callable 10/1/12 @ 100	250,000	249,433
Greenbrier, WV, Public Service, 4.00%, 10/1/14, Callable 10/1/12 @ 100	155,000	154,523
Harrison County, WV, Building Commission Revenue, 5.15%, 4/1/18, Prerefunded 4/1/08 @ 102, AMBAC	1,000,000	1,033,930
Huntington, WV, Sewer Revenue, Series A, 4.60%, 11/1/12, Callable 11/1/11 @ 100	320,000	320,013
Huntington, WV, Sewer Revenue, Series A, 4.60%, 11/1/13, Callable 11/1/11 @ 100	335,000	334,233
Huntington, WV, Sewer Revenue, Series A, 4.70%, 11/1/14, Callable 11/1/11 @ 100	350,000	350,301
Huntington,WV, Sewer Revenue, Series A, 4.70%, 11/1/15, Callable 11/1/11 @ 100	365,000	364,296
Logan County, WV, Logan County Health Revenue, 8.00%, 12/1/16	690,000	892,080
Monongalia County, WV, Building Commission Hospital Revenue, Monongalia General Hopsital Project, Series A, 5.00%, 7/1/30, Callable 7/1/15 @ 100	1,585,000	1,619,284
Monongalia County, WV, Pollution Control Refunding Revenue, Series B, 5.95%, 4/1/13, Callable 4/1/07 @ 100, MBIA	2,000,000	2,015,380
Morgantown, WV, Tax Increment Revenue, 4.80%, 6/1/26	1,000,000	975,700
Morgantown, WV, Tax Increment Revenue, Series A, 4.50%, 6/1/16	250,000	246,113
Ohio County, WV, Board of Education Refunding, G.O., 5.00%, 6/1/13, Callable 6/1/08 @ 102, MBIA	800,000	827,080

	Principal Amount	Fair Value
Municipal Bonds, continued
West Virginia, continued
Ohio County, WV, Commission Special District Excise Tax Revenue, Fort Henry Economic Development, Series B, 5.625%, 3/1/36	$930,000	$972,399
Ohio County, WV, Commission Tax Increment Revenue, Fort Henry Centre Financing District, Series A, 5.625%, 6/1/34, Callable 12/1/15 @ 100	1,000,000	1,051,790
Parkersburg, WV, Waterworks & Sewage System Refunding Revenue, Series C, 5.00%, 9/1/14, FGIC	1,190,000	1,284,486
Parkersburg, WV, Waterworks & Sewage System Refunding Revenue, Series C, 5.00%, 9/1/15, FGIC	1,330,000	1,441,747
Parkersburg, WV, Waterworks & Sewage Systems Refunding Revenue, Series A, 4.50%, 8/1/22, Callable 8/1/15 @ 100, FGIC	835,000	844,803
Pleasants County, WV, Pollution Control Refunding Revenue, Series C, 6.15%, 5/1/15, Callable 5/1/07 @ 100, AMBAC	1,100,000	1,133,066
Pleasants County, WV, Pollution Control Refunding Revenue, Series C, 6.15%, 5/1/15, Callable 5/1/07 @ 100, AMBAC, MBIA	1,000,000	1,030,060
West Virginia State School Building Authority Revenue, 5.00%, 7/1/13	1,000,000	1,070,190
West Virginia State School Building Authority Revenue, 4.00%, 7/1/15	1,360,000	1,376,157
West Virginia Economic Development Authority, 4.70%, 2/1/17	1,000,000	989,010
West Virginia Economic Development Authority Lease Revenue, State Energy Savings Project, 4.75%, 6/1/21, Callable 6/1/15 @ 100	1,035,000	1,061,724
West Virginia Economic Development Authority Revenue, Department of Environmental Protection, 4.75%, 11/1/11	535,000	558,941
West Virginia Economic Development Authority Revenue, Series A, 5.50%, 6/1/12, MBIA	2,000,000	2,168,839
West Virginia Economic Development Authority Revenue, Series A, 5.50%, 6/1/15, Callable 6/1/12 @ 101, MBIA	1,000,000	1,089,740
West Virginia Economic Development Authority Revenue, Series A, 5.00%, 10/1/15, Callable 10/1/11 @ 101	1,250,000	1,317,850
West Virginia Economic Development Authority Revenue, Series A, 5.50%, 6/1/18, Callable 6/1/12 @ 101, MBIA	1,000,000	1,086,790
West Virginia Higher Educational Facilities Revenue, Series B, 5.00%, 4/1/14, FGIC	250,000	268,613
West Virginia Higher Educational Facilities Revenue, Series B, 5.00%, 4/1/23, Callable 4/1/14 @ 100, FGIC	4,990,000	5,301,525
West Virginia Highway Commission, Series A, 5.00%, 9/1/14, FSA	1,450,000	1,562,216
West Virginia Infrastructure, 5.00%, 11/1/17, Callable 11/1/16 @ 100	720,000	783,598
West Virginia State Building Commission Refunding Revenue, Series A, 5.25%, 7/1/10, AMBAC	1,950,000	2,043,542
West Virginia State Capital Appreciation, Infrastructure, G.O., Series A, 11/1/24, FGIC, OID, 4.90%**	475,000	221,326

Continued

West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments, continued	March 31, 2007

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds, continued
West Virginia, continued
West Virginia State Hospital Finance Authority Refunding Revenue, 5.00%, 8/1/09, Callable 8/1/07 @ 100, FSA	$800,000	$802,912
West Virginia State Hospital Finance Authority Revenue, 6.10%, 1/1/18, Callable 1/1/08 @ 100, MBIA	1,300,000	1,304,797
West Virginia State Hospital Finance Authority Revenue, 5.50%, 3/1/22, Callable 3/1/14 @ 100	970,000	1,018,267
West Virginia State Hospital Finance Authority Revenue, Series A, 6.50%, 9/1/16	620,000	732,766
West Virginia State Housing Development Fund Revenue, Marion Unity Apartments Project, Series A, 5.40%, 1/1/16, Callable 7/1/11 @ 100	400,000	400,116
West Virginia State Housing Development Fund Revenue, Marion Unity Apartments Project, Series A, 5.75%, 1/1/29, Callable 7/1/11 @ 100, OID	515,000	514,315
West Virginia State Parkways Economic Development & Tourism Authority Refunding Revenue, 5.00%, 5/15/10, FGIC	1,025,000	1,066,400
West Virginia State Parkways Economic Development & Tourism Authority Refunding Revenue, 5.25%, 5/15/12, FGIC	1,000,000	1,072,200
West Virginia State Parkways Economic Development & Tourism Authority Refunding Revenue, 5.25%, 5/15/17, FGIC	700,000	779,198
West Virginia State School Building Authority Revenue, 5.25%, 1/1/14, MBIA	500,000	544,035
West Virginia State School Building Authority Revenue, 5.25%, 7/1/14, MBIA	520,000	568,755

	Shares or Principal Amount	Fair Value
Municipal Bonds, continued
West Virginia, continued
West Virginia State Water Development Authority Revenue, Series A, 5.50%, 11/1/18, Prerefunded 11/1/09 @ 102, AMBAC	$1,000,000	$1,063,950
West Virginia State, Highway Improvements, G.O., 5.50%, 6/1/10, FSA	1,340,000	1,414,718
West Virginia State, State Road Improvements, G.O., 5.00%, 6/1/16, Callable 6/1/15 @ 100, FGIC	2,000,000	2,162,999
West Virginia University, School Improvements Revenue, Series A, 5.50%, 4/1/11, MBIA	1,485,000	1,585,876
West Virginia University, School Improvements Revenue, Series C, 5.00%, 10/1/25, Callable 10/1/14 @ 100, FGIC	1,000,000	1,054,980
West Virginia Water Development Authority Revenue Series A, 5.00%, 10/1/28, Callable 10/1/13 @ 101	2,040,000	2,149,465
West Virginia, Water Development Authority, 4.00%, 10/1/16	410,000	413,391
Wheeling, WV, Waterworks & Sewer Systems Revenue, Series A, 4.75%, 6/1/36, Callable 6/1/16 @ 100, FSA	1,370,000	1,403,702

Total Municipal Bonds (Cost $66,229,787)		67,654,846

Investment Companies (4.9%)
Federated Municipal Obligations Money Market	92,225	92,225
Federated Tax-Free Obligations Fund, Institutional Service Class	3,340,562	3,340,562

Total Investment Companies (Cost $3,432,787)		3,432,787

Total Investments (Cost $69,662,574) — 102.1%		71,087,633
Net other assets (liabilities) — (2.1)%		(1,442,720)

Net Assets — 100.0%		$69,644,913

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Prime Money Market Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Principal Amount	Amortized Cost
Certificates of Deposit (5.8%)
Banking (4.9%)
Bank of Tokyo-Mitsu, 5.30%, 4/3/07	$15,000,000	$15,000,000
Barclays Bank, 5.32%, 4/9/07	12,000,000	12,000,000
Barclays Bank, 5.30%, 1/16/08	8,000,000	8,000,000
Barclays Bank, 5.37%, 1/25/08	5,000,000	5,000,000
Barclays Bank, 5.38%, 2/15/08	5,000,000	5,000,000
Calyon Bank, Paris, 5.355%, 4/30/07	5,000,000	5,000,019
Credit Suisse, Zurich, 5.42%, 12/4/07	8,000,000	8,000,000
Depfa Bank PLC, 5.26%, 4/9/07	5,000,000	5,000,000
Huntington Bank, 5.36%, 5/11/07	3,000,000	3,000,000
Mizuho Corporate Bank, 5.32%, 4/10/07	10,000,000	10,000,168
Toronto Dominion Bank, 5.295%, 4/13/07	2,000,000	2,000,000
Toronto Dominion Bank, 5.60%, 6/18/07	4,000,000	4,000,000
Toronto Dominion Bank, 5.505%, 8/3/07	2,500,000	2,500,553

		84,500,740

Security Brokers & Dealers (0.9%)
Credit Suisse, Zurich, 5.30%, 1/14/08	10,000,000	10,000,000
Credit Suisse, Zurich, 5.365%, 1/18/08	5,000,000	5,000,000

		15,000,000

Total Certificates of Deposit (Cost $99,500,740)		99,500,740

Commercial Paper ** (39.9%)
Energy (0.0%)
Conocophillips, 5.56%, 6/25/07 (c)	500,000	493,743

Financial Services (36.4%)
Alpine Securitization Corp., 5.51%, 4/17/07 (c)	20,000,000	19,953,067
Amsterdam Funding, 5.51%, 4/20/07 (c)	4,000,000	3,988,853
Bank of America, 5.49%, 4/12/07	5,000,000	4,991,994
Citigroup Funding, 5.52%, 4/26/07	25,000,000	24,908,333
Citigroup Funding, 5.49%, 7/16/07	7,500,000	7,385,167
Citigroup, Inc, 5.50%, 4/24/07	14,000,000	13,953,042
Citigroup, Inc., 5.53%, 5/1/07	15,000,000	14,934,125
Countrywide Financial, 5.28%, 4/13/07	8,000,000	7,985,920
Countrywide Financial, 5.26%, 6/4/07	1,000,000	990,649
Daimler Chrysler North America Holding, 5.63%, 4/3/07	7,600,000	7,597,733
Daimler Chrysler North America Holding, 5.62%, 4/17/07	3,800,000	3,790,948
Daimler Chrysler North America Holding, 5.61%, 4/26/07	700,000	697,399
Daimler Chrysler North America Holding, 5.59%, 5/30/07	3,900,000	3,865,932
Daimler Chrysler Revolving Auto Conduit LLC, 5.50%, 4/10/07	5,000,000	4,993,438
Danske Corp., Inc., 5.05%, 4/10/07	4,000,000	3,995,016
Fcar Auto Loan Trust, 5.25%, 5/23/07	15,000,000	14,886,250
Fcar Auto Loan Trust, 5.49%, 6/19/07	15,000,000	14,827,517
Fcar Auto Loan Trust, 5.49%, 6/20/07	6,555,000	6,478,671
Fcar Auto Loan Trust, 5.49%, 6/21/07	6,000,000	5,929,395
Fcar Auto Loan Trust, 5.49%, 7/9/07	10,000,000	9,857,000
Fcar Auto Loan Trust, 5.50%, 7/23/07	7,000,000	6,885,525
Fcar Auto Loan Trust, Series: I, 5.24%, 4/3/07	6,000,000	5,998,277

	Principal Amount	Amortized Cost
Commercial Paper **, continued
Financial Services, continued
Fountain Square Commercial Funding Corp., 5.50%, 4/24/07 (c)	$3,000,000	$2,989,938
Georgetown Funding Co., LLC, 5.52%, 4/20/07 (c)	10,000,000	9,972,081
Heinz (H.J.) Finance, 5.57%, 4/2/07 (c)	1,200,000	1,199,822
Heinz (H.J.) Finance, 5.32%, 4/11/07 (c)	6,700,000	6,690,099
Heinz (H.J.) Finance, 5.32%, 4/13/07 (c)	8,600,000	8,584,749
Klio Funding, Ltd., 5.50%, 4/12/07 (c)	22,646,000	22,609,672
Klio II Funding, Ltd., 5.51%, 4/17/07 (c)	15,246,000	15,210,358
Nissan Motor Acceptance Corp., 5.58%, 4/12/07 (c)	15,800,000	15,774,316
Nissan Motor Acceptance Corp., 5.57%, 5/16/07 (c)	600,000	596,010
Paradigm Funding LLC, 5.51%, 4/12/07 (c)	25,000,000	24,959,666
Paradigm Funding LLC, 5.28%, 8/13/07 (c)	15,000,000	14,709,108
Perry Global Funding LLC, 5.50%, 4/10/07 (c)	16,000,000	15,979,020
Perry Global Funding LLC, 5.25%, 4/24/07 (c)	20,000,000	19,932,917
Perry Global Funding LLC, 5.26%, 4/2/07 (c)	5,000,000	4,999,280
Perry Global Funding LLC, 5.46%, 6/19/07 (c)	20,000,000	19,770,461
Picaros Funding LLC, 5.50%, 4/10/07 (c)	7,000,000	6,990,813
Picaros Funding LLC, 5.49%, 5/15/07 (c)	25,000,000	24,839,583
Picaros Funding LLC, 5.49%, 7/13/07 (c)	5,000,000	4,925,611
Picaros Funding LLC, 5.44%, 10/5/07 (c)	6,500,000	6,326,960
Scaldis Capital LLC, 5.49%, 4/10/07 (c)	12,000,000	11,984,280
Scaldis Capital LLC, 5.50%, 4/25/07 (c)	17,000,000	16,940,500
Scaldis Capital LLC, 5.49%, 6/20/07 (c)	10,897,000	10,770,110
Scaldis Capital LLC, 5.24%, 5/15/07 (c)	10,000,000	9,935,956
Sheffield Receivables LLC, 5.50%, 4/26/07 (c)	20,000,000	19,927,083
Sheffield Receivables LLC, 5.26%, 5/1/07 (c)	25,000,000	24,890,417
Sigma Finance, 5.48%, 7/11/07 (c)	12,000,000	11,825,270
Three Rivers Funding Corp., 5.51%, 4/23/07 (c)	25,000,000	24,919,333
Versailles, CDS, LLC, 5.52%, 4/12/07 (c)	10,000,000	9,983,836
Versailles, CDS, LLC, 5.51%, 4/19/07 (c)	35,000,000	34,907,599
Versailles, CDS, LLC, 5.49%, 6/19/07 (c)	5,000,000	4,942,506
Yorktown Capital LLC, 5.25%, 4/18/07 (c)	25,000,000	24,938,021

		621,919,626

Financial, Speciality (1.1%)
K2 (USA) LLC, 5.48%, 7/11/07 (c)	18,700,000	18,427,712

Materials (0.4%)
Alcoa, Inc., 5.79%, 4/2/07	6,000,000	5,999,075

Retail (2.0%)
Fortune Brands, Inc., 5.56%, 4/23/07 (c)	300,000	299,025
Fortune Brands, Inc., 5.57%, 4/25/07 (c)	6,700,000	6,676,282
Fortune Brands, Inc., 5.55%, 5/16/07 (c)	9,000,000	8,940,375
Gannett Co., Inc., 5.32%, 4/25/07 (c)	10,700,000	10,662,117

Continued

Prime Money Market Fund

Schedule of Portfolio Investments, continued	March 31, 2007

(Unaudited)

	Principal Amount	Amortized Cost
Commercial Paper **, continued
Retail, continued
Gannett Co., Inc., 5.55%, 5/10/07 (c)	$4,000,000	$3,976,990
Gannett Co., Inc., 5.56%, 5/11/07 (c)	1,800,000	1,789,380
Safeway, Inc, 5.60%, 4/16/07 (c)	506,000	504,870
Safeway, Inc, 5.60%, 4/18/07 (c)	1,100,000	1,097,216

		33,946,255

Total Commercial Paper (Cost $680,786,411)		680,786,411

Corporate Bonds (12.0%)
Asset Backed Securities (0.8%)
Cal Securitization Trust, 5.40%, 12/17/07 (c) (e)	6,964,833	6,964,833
CNH Equipment Trust, Series 2006-B, Class A-1, 5.39%, 10/5/07	4,986,680	4,986,680
Ford Credit Auto Owner Trust, Series 2006-B, Class A-1, 5.40%, 9/15/07 (c)	248,427	248,427
GS Auto Loans Trust, Series 2006-1, Class A-1, 5.51%, 8/15/07	711,329	711,329

		12,911,269

Financial Services (9.4%)
Barclays Bank, 5.35%, 4/23/08	5,000,000	5,000,000
Countrywide Home Loans, Inc., 5.33%, 4/10/07	14,000,000	14,000,000
Countrywide Home Loans, Inc., 5.32%, 4/13/07	10,000,000	10,000,000
Holmes Master Issuer PLC, 5.30%, 3/15/08 (c)	11,300,000	11,300,000
Merrill Lynch & Co., Inc., Series 1, 5.30%, 8/24/07 (c)	8,000,000	8,000,000
Merrill Lynch & Co., Inc., 5.30%, 4/18/08	6,500,000	6,500,000
Morgan Stanley, 5.51%, 8/7/07	33,000,000	33,000,000
Morgan Stanley, 5.50%, 8/17/07	25,000,000	25,000,000
Sigma Finance, Inc., 5.25%, 4/30/07 (c)	3,000,000	3,000,000
Sigma Finance, Inc., 5.315%, 10/12/07 (c)	5,000,000	4,999,867
Sigma Finance, Inc., 5.375%, 2/4/08 (c)	7,000,000	7,000,000
Societe Generale, Paris, 5.42%, 1/16/08	8,000,000	8,000,000
Societe General, Paris, 5.40%, 2/18/08	5,000,000	5,000,000
Societe Generale, Paris, 5.36%, 4/2/08	7,000,000	7,000,000
Toronto Dominion Bank, 5.42%, 12/12/07	8,000,000	8,000,000
UBS AG, 5.45%, 12/28/07	4,000,000	4,000,000

		159,799,867

Financial, Speciality (1.9%)
Cargill, Inc., 5.31%, 4/27/07	33,000,000	33,000,000

Total Corporate Bonds (Cost $205,711,136)		205,711,136

Municipal Bonds (0.9%)
Economic Development (0.7%)
Florida Hurricane Catastrophe Finance Corp., Series B, 5.33%, 8/15/07, Callable 7/15/07 @ 100	12,000,000	12,000,000

	Principal Amount	Amortized Cost
Municipal Bonds, continued
Industrial Revenue (0.2%)
Kansas City, MO, Industrial Development Authority Revenue, West Edge Project, 5.35%, 12/1/28	$4,000,000	$4,000,000

Total Municipal Bonds (Cost $16,000,000)		16,000,000

Variable Rate Notes * (31.0%)
Asset Backed Securities (2.0%)
Goldman Sachs Group, Inc., 2007-1, Class A-1, 5.37%, 1/16/08 (e)	35,000,000	35,000,000

Banking (1.8%)
Compass Securitization, 5.275%, 7/10/07 (c)	30,000,000	29,997,895

Banking & Financial Services (18.6%)
Anchor Holdings, 5.41%, 4/5/07, (LCD U.S. Bank, N.A.)	1,760,000	1,760,000
Bank of America, 5.49%, 11/8/07	36,000,000	36,000,000
Bank of Ireland, 5.30%, 8/14/07 (c)	25,000,000	25,000,000
Bartlett, IL, Redevelopment Project, 5.39%, 4/4/07, (LCD LaSalle Bank)	5,000,000	5,000,000
BNP Paribas SA, 5.33%, 5/18/07 (c)	14,000,000	14,000,000
Christian Life Assembly of the Assemblies of God, 5.47%, 4/5/07, (LCD Fulton Bank)	3,170,000	3,170,000
Damascus Co., Series 1998, 5.38%, 4/5/07	3,045,000	3,045,000
Depfa Bank PLC, Series EXL, 5.39%, 6/15/07 (c)	15,000,000	15,000,000
Franklin County, Ohio, Edison Welding, Series 1995, 5.38%, 4/5/07, (LCD Huntington Bank)	4,775,000	4,775,000
Guilford Capital LLC, Series 2002-A, 5.42%, 4/5/07, (LCD Regions Bank)	1,505,000	1,505,000
H.C. Equities, 5.32%, 4/5/07, (LCD Wachovia Bank, N.A.)	4,810,000	4,810,000
HBOS Treasury Services PLC, 5.39%, 8/1/07	23,300,000	23,300,000
HBOS Treasury Services PLC, 5.43%, 9/20/07 (c)	8,500,000	8,500,137
HBOS Treasury Services PLC, 5.42%, 10/24/07 (c)	10,000,000	10,000,000
HBOS Treasury Services PLC, Series MTN, 5.31%, 4/10/07 (c)	2,000,000	2,000,000
Holmes Master Issuer PLC, 2006-1, Class A-1, 5.30%, 4/16/07	8,000,000	8,000,000
Indian Hills Country Club, 5.37%, 4/5/07, (LCD AmSouth Bank NA, Birmingham)	3,785,000	3,785,000
Kent Capital LLC, Series 1999, 5.45%, 4/5/07, (LCD Huntington Bank)	5,015,000	5,015,000
Marshall Ilsley Bank, 5.29%, 2/15/08	35,000,000	35,000,000
Maryland Economic Development Corp., 5.42%, 4/10/07, (LCD Manufacturers & Traders Trust Co.)	7,000,000	7,000,000
Monet Trust, Series 2001, Class A-2A, 5.42%, 6/28/07, (LCD Dresden Bank AG) (c) (e)	30,000,000	30,000,000

Continued

Prime Money Market Fund

Schedule of Portfolio Investments, continued	March 31, 2007

(Unaudited)

	Principal Amount	Amortized Cost
Variable Rate Notes *, continued
Banking & Financial Services, continued
New Keibler Thompson Co., 5.42%, 12/1/08, (LCD Manufacturers & Traders Trust Co.)	$3,910,000	$3,910,000
Quality Synthetic Rubber Co., 5.35%, 4/5/07, (LCD U.S. Bank NA)	179,000	179,000
SLM Corporation, 5.32%, 1/14/08 (c)	10,000,000	10,000,000
Spira Millenium LLC, 5.37%, 4/5/07, (LCD Bank of America)	3,595,000	3,595,000
Stone Creek LLC, 5.32%, 4/5/07, (LCD Columbus Bank and Trust Co.)	14,485,000	14,485,000
Svenska Handelsbanken, 5.29%, 4/4/08 (c)	10,000,000	10,000,000
TOG Properties, Inc., 5.40%, 4/5/07, (LCD AmSouth Bank)	6,969,000	6,969,000
Vestavia Hills Baptist, 5.39%, 4/5/07, (LCD Amsouth Bank NA)	2,900,000	2,900,000
Wells Fargo & Co., 5.38%, 8/3/07	2,000,000	2,000,000
Westpac Banking Corp., 5.31%, 7/16/07 (c)	12,000,000	12,000,000
World Wildlife Fund, Inc., 5.35%, 4/5/07 (LCD AMBAC Financial Group, Inc.)	4,725,000	4,725,000

		317,428,137

Brokers & Dealers (3.6%)
Goldman Sachs Group, Inc., 5.37%, 8/15/07 (c)	5,000,000	5,000,104
Merrill Lynch & Co., Inc., Series 1, 5.325%, 5/29/07	12,000,000	12,000,000
Merrill Lynch & Co., Inc., 5.57%, 7/11/07 (c)	12,000,000	12,000,000
Merrill Lynch & Co., Inc., 5.40%, 8/3/07	10,000,000	10,000,000
Morgan Stanley, 5.40%, 8/3/07	5,000,000	5,000,000
Morgan Stanley, 5.41%, 4/27/07	7,000,000	7,000,000
Morgan Stanley, Series EXLS, 5.36%, 4/3/07	10,000,000	10,000,000

		61,000,104

Financial Services (3.0%)
General Electric Capital Corp., 5.445%, 7/9/07 (c)	7,000,000	7,000,000
General Electric Capital Corp., 5.445%, 10/17/07 (c)	7,000,000	7,000,000
Pyxis Master Trust, 5.37%, 3/6/08 (c) (e)	5,000,000	5,000,000
Sigma Finance, Inc., 5.32%, 12/13/07 (c)	10,000,000	9,999,649
Sigma Finance, Inc., 5.32%, 1/15/08 (c)	7,000,000	6,999,444
SLM Corp., 5.32%, 8/10/07 (c)	15,000,000	15,000,000

		50,999,093

	Principal Amount	Amortized Cost
Variable Rate Notes *, continued
Financial, Speciality (0.8%)
K2 (USA) LLC, 5.32%, 4/25/07 (c)	$4,000,000	$3,999,894
K2 (USA) LLC, 5.30%, 7/10/07 (c)	3,000,000	3,000,030
K2 (USA) LLC, 5.32%, 10/9/07 (c)	2,000,000	1,999,896
SLM Corp., 5.56%, 7/25/07	5,000,000	5,003,575

		14,003,395

Insurance (1.2%)
Genworth Life Insurance Co., 5.465%, 5/9/07 (e)	5,000,000	5,000,000
Metropolitan Life Insurance Co., 5.45%, 8/17/07 (e)	5,000,000	5,000,000
Metropolitan Life Insurance Co., 5.48%, 2/22/08 (e)	5,000,000	5,000,000
New York Life Insurance Co., 5.44%, 8/24/07 (e)	5,000,000	5,000,000

		20,000,000

Total Variable Rate Notes * (Cost $528,428,624)		528,428,624

Repurchase Agreement (8.2%)
Merrill Lynch, 5.40%, dated 3/30/07, maturing 4/2/07, with a maturity value of $140,251,085 (Collateralized fully by various U.S. Government Agencies)	140,188,000	140,188,000

Total Repurchase Agreement (Cost $140,188,000)		140,188,000

Collateralized Loan Agreements (2.9%)
Bear Stearns, 5.5575%, dated 3/30/07, maturing 4/2/07, with a maturity value of $30,013,894 (Collateralized fully by various U.S. Government Agencies)	30,000,000	30,000,000
Merrill Lynch, 5.5675%, dated 3/30/07, maturing 4/2/07, with a maturity value of $20,009,279 (Collateralized fully by various U.S. Government Agencies)	20,000,000	20,000,000

Total Collateralized Loan Agreements (Cost $50,000,000)		50,000,000

Total Investments (Cost $1,720,614,911) — 100.7%		1,720,614,911
Net other assets (liabilities) — (0.7)%		(11,423,128)

Net Assets — 100.0%		$1,709,191,783

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

U.S. Treasury Money Market Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Principal Amount	Amortized Cost
U.S. Treasury Notes (8.9%)
3.625%, 4/30/07	$30,000,000	$29,968,091
3.625%, 6/30/07	30,000,000	29,894,531

Total U.S. Treasury Notes (Cost $59,862,622)		59,862,622

U.S. Treasury Bills ** (22.1%)
4.94%, 4/12/07	30,000,000	29,955,458
5.025%, 5/17/07	30,000,000	29,811,304
5.035%, 5/31/07	30,000,000	29,751,000
4.965%, 6/14/07	30,000,000	29,697,989
4.95%, 7/19/07	30,000,000	29,551,283

Total U.S. Treasury Bills ** (Cost $148,767,034)		148,767,034

Repurchase Agreements (69.1%)
Bank of America Corp., 5.03%, dated 3/30/07, maturing 4/2/07, with a maturity value of $125,052,396 (Collateralized fully by U.S. Treasury Bills)	125,000,000	125,000,000
Bear Stearns Companies, Inc., 4.93%, dated 3/30/07, maturing 4/2/07, with a maturity value of $50,020,542 (Collateralized fully by U.S. Treasury Notes)	50,000,000	50,000,000

	Principal Amount	Amortized Cost
Repurchase Agreements, continued
First Boston, 5.08%, dated 3/30/07, maturing 4/2/07, with a maturity value of $115,492,601 (Collateralized fully by U.S. Treasury Notes)	$115,443,730	$115,443,730
Lehman Brothers, 5.08%, dated 3/30/07, maturing 4/2/07, with a maturity value of $125,052,917 (Collateralized fully by U.S. Treasury Notes)	125,000,000	125,000,000
Merrill Lynch & Company, Inc., 5.10%, dated 3/30/07, maturing 4/2/07, with a maturity value of $50,021,250 (Collateralized fully by U.S. Treasury Notes)	50,000,000	50,000,000

Total Repurchase Agreements (Cost $465,443,730)		465,443,730

Total Investments (Cost $674,073,386) — 100.1%		674,073,386
Net other assets (liabilities) — (0.1)%		(982,296)

Net Assets — 100.0%		$673,091,090

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

National Tax-Free Money Market Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Principal Amount	Amortized Cost
Municipal Bonds (92.1%)
Alabama (2.3%)
Jefferson County, AL, Sewer Refunding Revenue, SubSeries B-7, 3.67%, 4/5/07, XLCA*	$2,300,000	$2,300,000

Arizona (7.5%)
Arizona Health Facilities Authority Revenue, 3.71%, 4/5/07, Citibank, N.A.*	3,250,000	3,250,000
Phoenix Industrial Development Authority Revenue, 3.67%, 4/4/07, FHLMC*	1,000,000	1,000,000
Sierra Vista, AZ, Industrial Development Revenue, 3.69%, 4/5/07, FNMA*	1,000,000	1,000,000
Tucson, AZ, Industrial Development Authority Revenue, Lincoln Garden Project, 3.67%, 4/3/07, FHLMC*	2,000,000	2,000,000

		7,250,000

California (2.0%)
Golden State Tobacco Securitization Corp., Series A, (Puttable Floating Optional Tax-Exempt Receipts) 3.70%, 4/5/07, Merrill Lynch (c)	2,000,000	2,000,000

Colorado (1.6%)
Thorton, CO, Industrial Development Refunding Revenue, 3.75%, 4/5/07, U.S. Bank, N.A.	1,600,000	1,600,000

District of Columbia (2.6%)
District of Columbia, 3.67%, 4/4/07, FGIC*	1,250,000	1,250,000
District of Columbia, G.O., 3.66%, 4/4/07, MBIA*	1,300,000	1,300,000

		2,550,000

Florida (6.6%)
Jacksonville, FL, Economic Development, Commission Health Care Facilities Revenue, Series A, 3.70%, 4/5/07, Fortis Banque Belgium, JP Morgan Chase Bank*	1,225,000	1,225,000
Miami, FL, Health Facilities Authority Refunding Revenue, Mercy Hospital Project, 3.67%, 4/4/07, Nationsbank, N.A.*	3,020,000	3,020,000
Tallahassee, FL, Capital Bonds Revenue, Series 607, 3.72%, 4/5/07, FSA* (c)	2,285,000	2,285,000

		6,530,000

Illinois (3.6%)
Illinois Development Finance Authority Revenue, St. Ignatius College Preparatory, 3.66%, 4/4/07, Northern Trust Co.*	2,000,000	2,000,000
Western Springs, IL, Special Assesment - Timber Trails Project, 3.66%, 4/4/07, Lasalle Bank*	1,500,000	1,500,000

		3,500,000

Indiana (2.0%)
Indiana Health Facilities Financing Authority Revenue, Riverview Hospital Project, 3.67%, 4/5/07, National City Bank of Indiana*	2,000,000	2,000,000

Kentucky (6.1%)
Henderson County, KY, Hospital Facilities Revenue, 3.69%, 4/6/07, Fifth Third Bank*	3,000,000	3,000,000

	Principal Amount	Amortized Cost
Municipal Bonds, continued
Kentucky, continued
Jefferson County, KY, Student Housing Industrial Building Revenue, Series A, 3.67%, 4/5/07, Regions Bank*	$3,000,000	$3,000,000

		6,000,000

Louisiana (4.9%)
Louisiana Offshore Terminal Authority Deepwater Port Revenue, 3.66%, 4/4/07, Suntrust Bank of Nashville*	2,750,000	2,750,000
New Orleans, LA, Refunding, G.O., Series A20, 3.74%, 4/4/07, FGIC* (c)	2,095,000	2,095,000

		4,845,000

Maine (5.1%)
Maine Finance Authority, 3.70%, 4/5/07, Citizens Bank NH*	5,000,000	5,000,000

Massachusetts (3.7%)
Clipper Tax Exempt Trust, Certificates of Participation, 3.70%, 8/2/07, State Street Bank & Trust* (c)	3,670,000	3,670,000

Missouri (3.1%)
Kansas City, MO, Industrial Development Authority Revenue, Downtown Arena Project, Series C, 3.68%, 4/4/07, AMBAC*	3,000,000	3,000,000

New Jersey (5.5%)
New Jersey State, Tax & Revenue Anticipation Notes, 4.50%, 6/22/07	3,000,000	3,004,949
Park Ridge, NJ, Board of Education, G.O., 4.50%, 8/7/07	1,340,000	1,342,257
West Orange Township, NJ, G.O., 4.50%, 6/20/07	1,082,545	1,084,140

		5,431,346

Ohio (14.9%)
Cleveland Heights, OH, Bond Anticipation Notes, 4.50%, 8/9/07	850,000	852,186
Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility Revenue, 3.67%, 4/5/07, Fifth Third Bank	1,600,000	1,600,000
Elyria, OH, G.O., 4.00%, 10/17/07	1,430,000	1,432,627
Elyria, OH, G.O., Energy Conservation Improvement, 4.00%, 10/17/07	3,600,000	3,606,704
Montgomery County, OH, Industrial Development Revenue, 3.75%, 4/5/07, U.S. Bank, N.A.*	1,525,000	1,525,000
Ohio State Water Development Authority, 3.68%, 4/4/07, Barclays Bank PLC*	1,650,000	1,650,000
Trumbull County, OH, 4.00%, 3/27/08	3,800,000	3,813,379

		14,479,896

Other (6.8%)
Puttable Floating Optional Tax-Exempt Receipts, 3.85%, 4/5/07, Merrill Lynch (c)	6,675,000	6,675,000

Texas (3.6%)
North Texas Tollway Authority Revenue, Series C, 3.67%, 4/4/07, FGIC*	3,500,000	3,500,000

Continued

National Tax-Free Money Market Fund

Schedule of Portfolio Investments, continued	March 31, 2007

(Unaudited)

	Principal Amount	Amortized Cost
Municipal Bonds, continued
Utah (5.1%)
Utah Water Finance Agency Revenue, 3.70%, 4/4/07, AMBAC *	$5,000,000	$5,000,000

Virginia (2.1%)
Virginia Beach, VA, Development Authority Revenue, LifeNet Project, 3.66%, 4/4/07, Suntrust Bank *	2,095,000	2,095,000

Wisconsin (3.0%)
Wisconsin State Health & Educational Facilities Authority Revenue, Grace Lutheran Foundation Project, 3.66%, 4/4/07, Firstar Bank, N.A. *	2,340,000	2,340,000
Wisconsin State Health & Educational Facilities Authority Revenue, Series B, 3.68%, 4/5/07, Marshall & Ilsley *	600,000	600,000

		2,940,000

Total Municipal Bonds (Cost $90,366,242)		90,366,242

	Principal Amount	Amortized Cost
Commercial Paper (7.6%)
Connecticut Development Authority, Series 1999, 3.64%, 4/12/07	$2,000,000	$2,000,000
Montgomery County, MD, G.O., 3.60%, 4/4/07	3,000,000	3,000,000
Truckee, NV, Meadows Water Authority, 3.65%, 6/6/07	2,500,000	2,500,000

Total Commercial Paper (Cost $7,500,000)		7,500,000

Investment Company (0.1%)
SEI Institutional Tax Free Fund	144,215	144,215

Total Investment Company (Cost $144,215)		144,215

Total Investments (Cost $98,010,457) — 99.8%		98,010,457
Net other assets (liabilities) — 0.2%		234,800

Net Assets — 100.0%		$98,245,257

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Capital Manager Conservative Growth Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Shares	Fair Value
Affiliated Investment Companies (99.8%)
BB&T International Equity Fund, Institutional Class	305,113	$3,826,120
BB&T Large Cap Fund, Institutional Class	783,098	14,275,870
BB&T Mid Cap Growth Fund, Institutional Class	154,484	2,005,199
BB&T Mid Cap Value Fund, Institutional Class	205,489	3,002,194
BB&T Small Cap Fund, Institutional Class	137,776	2,185,122
BB&T Total Return Bond Fund, Institutional Class	3,490,575	35,568,953
BB&T U.S. Treasury Money Market Fund, Institutional Class	1,625,162	1,625,162

Total Affiliated Investment Companies (Cost $58,671,726)		62,488,620

Total Investments (Cost $58,671,726) — 99.8%		62,488,620
Net other assets (liabilities) — 0.2%		111,090

Net Assets — 100.0%		$62,599,710

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Capital Manager Moderate Growth Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Shares	Fair Value
Affiliated Investment Companies (99.8%)
BB&T International Equity Fund, Institutional Class	680,880	$8,538,230
BB&T Large Cap Fund, Institutional Class	1,746,684	31,842,053
BB&T Mid Cap Growth Fund, Institutional Class	344,449	4,470,953
BB&T Mid Cap Value Fund, Institutional Class	457,872	6,689,515
BB&T Small Cap Fund, Institutional Class	306,915	4,867,679
BB&T Total Return Bond Fund, Institutional Class	2,689,818	27,409,248
BB&T U.S. Treasury Money Market Fund, Institutional Class	3,015,541	3,015,541

Total Affiliated Investment Companies (Cost $80,565,956)		86,833,219

Total Investments (Cost $80,565,956) — 99.8%		86,833,219
Net other assets (liabilities) — 0.2%		185,853

Net Assets — 100.0%		$87,019,072

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Capital Manager Growth Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Shares	Fair Value
Affiliated Investment Companies (99.7%)
BB&T International Equity Fund, Institutional Class	653,501	$8,194,904
BB&T Large Cap Fund, Institutional Class	1,676,840	30,568,788
BB&T Mid Cap Growth Fund, Institutional Class	330,582	4,290,954
BB&T Mid Cap Value Fund, Institutional Class	439,817	6,425,727
BB&T Small Cap Fund, Institutional Class	294,859	4,676,461
BB&T Total Return Bond Fund, Institutional Class	1,114,479	11,356,544
BB&T U.S. Treasury Money Market Fund, Institutional Class	1,743,900	1,743,900

Total Affiliated Investment Companies (Cost $62,107,888)		67,257,278

Total Investments (Cost $62,107,888) — 99.7%		67,257,278
Net other assets (liabilities) — 0.3%		229,068

Net Assets — 100.0%		$67,486,346

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Capital Manager Equity Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

	Shares	Fair Value
Affiliated Investment Companies (99.5%)
BB&T International Equity Fund, Institutional Class	416,395	$5,221,595
BB&T Large Cap Fund, Institutional Class	1,069,020	19,488,230
BB&T Mid Cap Growth Fund, Institutional Class	210,814	2,736,370
BB&T Mid Cap Value Fund, Institutional Class	280,417	4,096,893
BB&T Small Cap Fund, Institutional Class	187,923	2,980,460
BB&T U.S. Treasury Money Market Fund, Institutional Class	1,152,998	1,152,998

Total Affiliated Investment Companies (Cost $32,384,903)		35,676,546

Total Investments (Cost $32,384,903) — 99.5%		35,676,546
Net other assets (liabilities) — 0.5%		194,237

Net Assets — 100.0%		$35,870,783

See page 44 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Funds

Schedule of Portfolio Investments

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of March 31, 2007.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The investment advisor, using board approved procedures, has deemed these securities to be liquid.
(d)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(e)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The investment advisor, using board approved procedures, has deemed these securities to be illiquid. As of March 31, 2007, these securities represent 1.6% and 5.7% of net assets in the North Carolina Intermediate Tax-Free Fund and the Prime Money Market Fund, respectively.
(f)	Represents a security purchased on a when-issued basis. At March 31, 2007, total cost of investments purchased on a when-issued basis for the West Virginia Intermediate Tax-Free Fund and the Total Return Bond Fund was $2,447,400 and $40,625,351, respectively.
*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2007. For bond funds, the maturity date reflected is the final maturity date. For money market funds, the maturity date reflected is the next reset date.
**	Discount Note. Rate disclosed represents the effective yield at March 31, 2007.
***	Interest Bearing Commercial Paper.

ADR — American Depositary Receipt.

AMBAC — Insured by AMBAC Indemnity Corp.

AMBAC-TCRS — Secondarily Insured by AMBAC Indemnity Corp.

ETM — Escrowed to Maturity.

FGIC — Insured by the Financial Guaranty Insurance Corp.

FHA — Insured by the Federal Housing Administration.

FSA — Insured by Financial Security Assurance.

G.O. — General Obligation.

LCD — Letter of Credit.

LLC — Limited Liability Company.

MBIA — Insured by the Municipal Bond Insurance Association.

MTN — Medium Term Note.

NA — North America.

OID — Original Issue Discount.

REIT — Real Estate Investment Trust.

SCSDE — South Carolina School District Enhancement.

SUB UNIT — Subordinate Unit.

XLCA — Insured by XL Capital Assurance.

See accompanying notes to the financial statements.

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

BB&T Funds

Statements of Assets and Liabilities

(Unaudited)	March 31, 2007

	Large Cap Fund	Mid Cap Value Fund
Assets:
Investments, at cost	$732,359,341	$282,842,265
Unrealized appreciation (depreciation)	119,583,725	33,656,506

Investments, at fair value*	851,943,066	316,498,771
Repurchase agreements, at cost	11,351,233	15,762,632
Cash	—	—
Foreign currency, at value**	—	—
Interest and dividends receivable	782,156	241,928
Receivable for capital shares issued	115,448	425,409
Receivable for investments sold	33,615,932	—
Receivable for forward foreign currency contracts	—	—
Reclaims receivable	—	—
Prepaid and other expenses	34,466	20,547

Total Assets	897,842,301	332,949,287

Liabilities:
Call options written (premiums received $—; $—; $—; $—; $—; $22,407; $81,967)	—	—
Cash overdraft	—	—
Dividends payable	216,536	56,500
Payable for forward foreign currency contracts	—	—
Payable for investments purchased	27,007,092	—
Payable for capital shares redeemed	971,019	141,510
Payable for collateral received on loaned securities	141,859,878	98,263,431
Accrued expenses and other payables:
Investment advisory fees	435,771	134,277
Administration fees	72,480	21,877
Fund accounting fees	6,376	2,070
Transfer agency fees	23,258	4,968
Distribution fees	30,697	9,193
Compliance service fees	1,108	342
Trustee fees	133	38
Other	38,382	17,713

Total Liabilities	170,662,730	98,651,919

Net Assets:
Capital	553,998,773	192,349,783
Accumulated (distributions in excess of) net investment income	596,721	110,279
Accumulated realized gains/(losses) from investments, written options and foreign currency transactions	53,000,352	8,180,800
Net unrealized appreciation/(depreciation) on investments, written options and translation of assets and liabilities in foreign currency	119,583,725	33,656,506

Net Assets	$727,179,571	$234,297,368

Net Assets
Class A Shares	$58,079,961	$15,854,563
Class B Shares	21,310,072	6,058,579
Class C Shares	238,877	1,032,787
Institutional Shares	647,550,661	211,351,439

Total	$727,179,571	$234,297,368

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):
Class A Shares	3,196,659	1,090,113
Class B Shares	1,186,106	426,406
Class C Shares	13,321	72,717
Institutional Shares	35,526,580	14,470,828

Total	39,922,666	16,060,064

Net Asset Value
Class A Shares — redemption price per share	$18.17	$14.54

Class B Shares — offering price per share***	$17.97	$14.21

Class C Shares — offering price per share***	$17.93	$14.20

Institutional Shares — offering and redemption price per share	$18.23	$14.61

Maximum Sales Charge — Class A Shares	5.75%	5.75%

Maximum Offering Price (100%/(100% — Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share — Class A Shares	$19.28	$15.43

*	The Large Cap Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Fund, Special Opportunities Equity Fund and Equity Income Fund include securities on loan of $137,204,841; $94,398,103; $67,506,148; $39,802,851; $80,397,856 and $30,126,802; respectively.
**	The International Equity Fund includes foreign currency at cost of $10,725.
***	Redemption price per share varies by length of time shares are held.

See accompanying notes to the financial statements.

Mid Cap Growth Fund	Small Cap Fund	International Equity Fund	Special Opportunities Equity Fund	Equity Income Fund

$181,618,393	$117,270,411	$106,121,438	$240,388,842	$140,220,657
30,094,524	17,369,427	51,548,791	44,066,467	20,470,599

211,712,917	134,639,838	157,670,229	284,455,309	160,691,256
4,005,290	7,036,378	—	38,157,977	8,959,120
—	930	—	—	—
—	—	13,474	—	—
47,028	68,013	606,530	60,157	811,040
602,736	223,532	540,094	1,437,104	791,196
409,867	—	3,038,019	—	—
—	—	2,917	—	—
—	—	360,637	—	—
19,473	34,425	8,940	22,658	20,911

216,797,311	142,003,116	162,240,840	324,133,205	171,273,523

—	—	—	10,355	3,500
—	—	566,135	—	—
—	17,859	—	—	160,926
—	—	504,992	—	—
—	—	733,989	605,317	414,263
223,361	37,967	105,828	140,528	115,098
69,756,347	41,050,960	—	82,685,487	31,528,556

83,935	67,113	113,610	156,650	80,510
13,592	9,023	15,163	22,253	13,057
1,350	1,044	1,655	2,106	1,298
5,019	7,019	1,337	15,871	8,392
4,277	5,461	2,809	79,364	43,124
214	150	238	350	205
24	17	28	38	23
10,629	—	32,943	23,712	5,499

70,098,748	41,196,613	2,078,727	83,742,031	32,374,451

110,346,432	89,560,678	71,010,726	184,382,917	114,858,935
(364,056)	(4,602)	(1,267,536)	(167,882)	(10,862)
6,621,663	(6,119,000)	39,328,908	12,097,620	3,501,933

30,094,524	17,369,427	51,090,015	44,078,519	20,549,066

$146,698,563	$100,806,503	$160,162,113	$240,391,174	$138,899,072

$10,513,352	$9,738,208	$4,969,511	$104,392,277	$77,597,221
2,424,641	4,077,114	1,973,965	26,856,314	12,534,499
36,028	23,864	121,864	43,418,065	20,098,886
133,724,542	86,967,317	153,096,773	65,724,518	28,668,466

$146,698,563	$100,806,503	$160,162,113	$240,391,174	$138,899,072

857,487	617,743	402,584	6,136,303	5,529,941
207,883	266,492	169,471	1,631,589	895,398
3,087	1,561	10,485	2,636,178	1,436,776
10,300,285	5,481,737	12,205,217	3,822,251	2,040,075

11,368,742	6,367,533	12,787,757	14,226,321	9,902,190

$12.26	$15.76	$12.34	$17.01	$14.03

$11.66	$15.30	$11.65	$16.46	$14.00

$11.67	$15.29	$11.62	$16.47	$13.99

$12.98	$15.86	$12.54	$17.20	$14.05

5.75%	5.75%	5.75%	5.75%	5.75%

$13.01	$16.73	$13.10	$18.05	$14.89

See accompanying notes to the financial statements.

BB&T Funds

Statements of Assets and Liabilities

(Unaudited)	March 31, 2007

	Short U.S. Government Fund	Intermediate U.S. Government Fund
Assets:
Investments, at cost	$67,560,529	$230,723,001
Unrealized appreciation (depreciation)	(391,697)	(1,351,228)

Investments, at fair value	67,168,832	229,371,773
Repurchase agreements, at cost	456,779	2,009,462
Cash	—	—
Interest and dividends receivable	467,427	1,477,104
Receivable for capital shares issued	6,278	1,222
Receivable for investments sold	—	—
Prepaid expenses	2,799	7,389

Total Assets	68,102,115	232,866,950

Liabilities:
Dividends payable	18,245	87,889
Payable for collateral received on loaned securities	—	—
Payable for investments purchased	—	—
Payable for capital shares redeemed	55,912	413,493
Payable for collateral received on loaned securities	21,071,875	62,903,454
Accrued expenses and other payables:
Investment advisory fees	18,294	70,046
Administration fees	5,795	16,777
Fund accounting fees	1,007	2,412
Transfer agency fees	862	4,663
Distribution fees	946	5,195
Compliance service fees	72	260
Trustee fees	9	30
Other	3,569	18,032

Total Liabilities	21,176,586	63,522,251

Net Assets:
Capital	55,094,186	184,570,794
Accumulated (distributions in excess of) net investment income	647,626	3,241,575
Accumulated realized gains/(losses) from investment transactions	(8,424,586)	(17,116,442)
Net unrealized appreciation/(depreciation) on investments	(391,697)	(1,351,228)

Net Assets	$46,925,529	$169,344,699

Net Assets
Class A Shares	$4,395,804	$9,780,530
Class B Shares	—	3,472,118
Class C Shares	—	189,973
Institutional Shares	42,529,725	155,902,078

Total	$46,925,529	$169,344,699

Shares of Beneficial Interst Outstanding (Unlimited number of shares authorized, no par value):
Class A Shares	461,465	984,559
Class B Shares	—	350,721
Class C Shares	—	19,175
Institutional Shares	4,460,883	15,672,092

Total	4,922,348	17,026,547

Net Asset Value
Class A Shares — redemption price per share	$9.53	$9.93

Class B Shares — offering price per share**	$—	$9.90

Class C Shares — offering price per share**	$—	$9.91

Institutional Shares — offering and redemption price per share	$9.53	$9.95

Maximum Sales Charge — Class A Shares	3.00%	5.75%

Maximum Offering Price (100%(100% — Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share — Class A Shares	$9.82	$10.54

*	The Short U.S. Government Fund, Intermediate U.S. Government Fund, and Total Return Bond Fund include securities on loan of $20,706,587; $61,083,687 and $96,624,841; respectively.
**	Redemption price per share varies by length of time shares are held.

See accompanying notes to the financial statements.

Total Return Bond Fund	Kentucky Intermediate Tax-Free Fund	Maryland Intermediate Tax-Free Fund	North Carolina Intermediate Tax-Free Fund	South Carolina Intermediate Tax-Free Fund	Virginia Intermediate Tax-Free Fund

$568,124,434	$13,502,358	$10,668,826	$109,305,633	$17,774,542	$75,909,177
676,550	222,590	103,752	2,131,064	371,224	1,654,469

568,800,984	13,724,948	10,772,578	111,436,697	18,145,766	77,563,646
283,000	—	—	—	—	—
10,893	—	—	—	—	—
3,825,143	187,731	103,419	1,381,135	190,485	943,431
1,300,210	—	—	184,998	—	58,000
15,376,763	—	—	3,697,977	293,992	—
12,138	331	258	2,732	1,299	2,922

589,609,131	13,913,010	10,876,255	116,703,539	18,631,542	78,567,999

576,284	7,082	5,854	75,016	10,500	54,645
—	—	—	—	—	—
54,614,639	—	—	5,059,770	—	—
301,244	—	—	2,500	140,525	18,967
98,772,560	—	—	—	—	—

178,074	4,697	2,730	42,793	6,746	30,167
42,029	1,329	1,036	10,834	1,787	7,691
4,520	929	956	2,067	877	1,476
5,823	208	149	1,356	258	940
5,881	742	466	4,167	843	1,904
661	21	16	169	28	119
74	2	2	19	3	13
51,979	631	280	12,455	2,289	6,359

154,553,768	15,641	11,489	5,211,146	163,856	122,281

441,216,221	13,689,830	10,853,097	108,641,903	18,019,686	76,247,797
1,819,175	908	(514)	20,141	1,164	5,635
(8,656,583)	(15,959)	(91,569)	699,285	75,612	537,817
676,550	222,590	103,752	2,131,064	371,224	1,654,469

$435,055,363	$13,897,369	$10,864,766	$111,492,393	$18,467,686	$78,445,718

$7,961,648	$3,490,329	$2,280,767	$19,754,824	$3,996,276	$8,972,048
4,916,960	—	—	—	—	—
91,174	—	—	—	—	—
422,085,581	10,407,040	8,583,999	91,737,569	14,471,410	69,473,670

$435,055,363	$13,897,369	$10,864,766	$111,492,393	$18,467,686	$78,445,718

781,746	345,340	225,111	1,908,857	387,943	791,484
482,381	—	—	—	—	—
8,945	—	—	—	—	—
41,421,772	1,030,894	845,930	8,865,650	1,413,892	6,129,700

42,694,844	1,376,234	1,071,041	10,774,507	1,801,835	6,921,184

$10.18	$10.11	$10.13	$10.35	$10.30	$11.34

$10.19	$—	$—	$—	$—	$—

$10.19	$—	$—	$—	$—	$—

$10.19	$10.10	$10.15	$10.35	$10.24	$11.33

5.75%	3.00%	3.00%	3.00%	3.00%	3.00%

$10.81	$10.42	$10.45	$10.67	$10.62	$11.69

See accompanying notes to the financial statements.

BB&T Funds

Statements of Assets and Liabilities

(Unaudited)	March 31, 2007

	West Virginia Intermediate Tax-Free Fund	Prime Money Market Fund
Assets:
Investments:
Unaffiliated investments, at cost	$69,662,574	$1,530,426,911
Investment in affiliates, at cost	—	—

Total investments, at cost	69,662,574	1,530,426,911
Unrealized appreciation (depreciation)	1,425,059	—

Investments, at value	71,087,633	1,530,426,911
Repurchase agreements, at cost	—	140,188,000
Collateralized Loan Agreements, at cost	—	50,000,000
Interest and dividends receivable	1,100,581	4,679,371
Receivable for capital shares issued	—	—
Receivable for investments sold	—	—
Prepaid expenses	4,150	43,967

Total Assets	72,192,364	1,725,338,249

Liabilities:
Cash overdraft	—	109
Dividends payable	59,005	3,049,138
Payable for investments purchased	2,447,400	12,000,000
Payable for capital shares redeemed	—	—
Accrued expenses and other payables:
Investment advisory fees	26,699	395,320
Administration fees	6,780	156,484
Fund accounting fees	1,432	19,296
Transfer agency fees	2,492	14,636
Distribution fees	3,525	358,720
Compliance service fees	106	2,515
Trustee fees	12	283
Other	—	149,965

Total Liabilities	2,547,451	16,146,466

Net Assets:
Capital	68,054,697	1,709,187,193
Accumulated (distributions in excess of) net investment income	(54,173)	—
Accumulated realized gains/(losses) from investment transactions	219,330	4,590
Net unrealized appreciation/(depreciation) on investments	1,425,059	—

Net Assets	$69,644,913	$1,709,191,783

Net Assets
Class A Shares	$16,614,492	$841,665,950
Class B Shares	—	2,007,424
Class C Shares	—	643,614
Institutional Shares	53,030,421	864,874,795

Total	$69,644,913	$1,709,191,783

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):
Class A Shares	1,704,290	841,663,106
Class B Shares	—	2,008,173
Class C Shares	—	643,610
Institutional Shares	5,434,270	864,887,738

Total	7,138,560	1,709,202,627

Net Asset Value
Class A Shares — redemption price per share	$9.75	$1.00

Class B Shares — offering price per share*	$—	$1.00

Class C Shares — offering price per share*	$—	$1.00

Institutional Shares — offering and redemption price per share	$9.76	$1.00

Maximum Sales Charge — Class A Shares	3.00%	NA

Maximum Offering Price (100%/100% — Maximum Sales Charge) of net asset value adjusted to the nearest cent per share — Class A Shares	$10.05	$1.00

*	Redemption price per share varies by length of time shares are held.
†	Net asset value is calculated using the unrounded net assets of $1,081.57 divided by the unrounded shares outstanding of 96.243.

See accompanying notes to the financial statements.

U.S. Treasury Money Market Fund	National Tax-Free Money Market Fund	Capital Manager Conservative Growth Fund	Capital Manager Moderate Growth Fund	Capital Manager Growth Fund	Capital Manager Equity Fund

$208,629,656	$98,010,457	$—	$—	$—	$—
—	—	58,671,726	80,565,956	62,107,888	32,384,903

208,629,656	98,010,457	58,671,726	80,565,956	62,107,888	32,384,903
—	—	3,816,894	6,267,263	5,149,390	3,291,643

208,629,656	98,010,457	62,488,620	86,833,219	67,257,278	35,676,546
465,443,730	—	—	—	—	—
—	—	—	—	—	—
867,865	549,243	160,341	148,199	81,270	23,199
—	—	124,252	145,779	201,444	182,682
—	—	—	—	—	—
18,569	8,477	3,144	4,314	4,025	3,343

674,959,820	98,568,177	62,776,357	87,131,511	67,544,017	35,885,770

103,276	851	—	—	—	—
1,396,476	290,830	3,543	4,249	987	—
—	—	—	—	—	—
—	—	158,869	65,698	22,443	1,409

150,990	18,082	—	—	—	—
60,260	10,535	—	—	—	—
9,293	934	534	733	570	2,213
5,958	1,415	1,681	5,421	4,876	298
75,518	64	6,361	26,475	22,209	9,038
1,035	121	95	130	101	53
121	19	11	15	12	6
65,803	69	5,553	9,718	6,473	1,970

1,868,730	322,920	176,647	112,439	57,671	14,987

673,090,963	98,242,611	56,310,169	75,246,507	57,517,077	29,267,688
127	1	26,075	37,423	30,248	17,934
—	2,645	2,446,572	5,467,879	4,789,631	3,293,518
—	—	3,816,894	6,267,263	5,149,390	3,291,643

$673,091,090	$98,245,257	$62,599,710	$87,019,072	$67,486,346	$35,870,783

$180,459,386	$293,211	$9,581,255	$36,458,738	$24,839,037	$8,902,851
347,375	1,138	4,934,108	22,104,191	20,012,554	8,556,485
31,036	1,013	101,581	148,828	74,693	1,082
492,253,293	97,949,895	47,982,766	28,307,315	22,560,062	18,410,365

$673,091,090	$98,245,257	$62,599,710	$87,019,072	$67,486,346	$35,870,783

180,459,629	293,212	929,391	3,459,169	2,340,288	767,864
347,492	1,136	478,458	2,134,212	1,920,520	761,681
31,036	1,015	9,878	14,287	7,170	96
492,253,081	97,950,276	4,618,292	2,675,242	2,123,282	1,575,776

673,091,238	98,245,639	6,036,019	8,282,910	6,391,260	3,105,417

$1.00	$1.00	$10.31	$10.54	$10.61	$11.59

$1.00	$1.00	$10.31	$10.36	$10.42	$11.23

$1.00	$1.00	$10.28	$10.42	$10.42	$11.24	†

$1.00	$1.00	$10.39	$10.58	$10.63	$11.68

NA	NA	5.75%	5.75%	5.75%	5.75%

$1.00	$1.00	$10.94	$11.18	$11.26	$12.30

See accompanying notes to the financial statements.

BB&T Funds

Statements of Operations

(Unaudited)	For the Period Ended March 31, 2007

	Large Cap Fund	Mid Cap Value Fund
Investment Income:
Interest income	$790,478	$248,128
Dividend income	7,277,299	1,250,851
Foreign tax withholding	—	—
Income from securities lending	63,412	35,431

Total Investment Income	8,131,189	1,534,410

Expenses:
Investment advisory fees	2,544,457	775,844
Administration fees	395,986	120,243
Fund accounting fees	40,392	12,345
Transfer agency fees	83,944	19,865
Distribution fees — Class A Shares	133,068	18,413
Distribution fees — Class B Shares	86,557	28,902
Distribution fees — Class C Shares	968	4,455
Compliance service fees	6,319	1,694
Custodian fees	17,514	4,084
Legal fees	46,848	11,621
Printing fees	30,488	9,691
Trustee fees	16,259	4,229
Other	74,432	24,956

Total expenses before waivers	3,477,232	1,036,342
Less expenses waived by the investment advisor	(137,539)	(41,938)
Less expenses waived by the distributor	(66,534)	—

Net Expenses	3,273,159	994,404

Net Investment Income (Loss)	4,858,030	540,006

Realized/Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on option contracts	—	—
Net realized gains (losses) from investments and foreign currency transactions	80,119,906	10,322,022
Change in unrealized appreciation/(depreciation) of investment securities and foreign currency transactions	(43,803,568)	15,193,503

Net realized/unrealized gains (losses) on investments and foreign currency transactions	36,316,338	25,515,525

Change in net assets from operations	$41,174,368	$26,055,531

See accompanying notes to the financial statements.

Mid Cap Growth Fund	Small Cap Fund	International Equity Fund	Special Opportunities Equity Fund	Equity Income Fund

$116,150	$250,672	$8,554	$798,845	$377,879
185,952	786,375	1,624,002	512,831	2,153,778
—	—	(88,692)	—	—
194,455	34,365	—	32,772	16,943

496,557	1,071,412	1,543,864	1,344,448	2,548,600

516,981	476,057	1,017,409	829,688	415,695
80,132	54,602	116,745	118,930	68,106
8,554	6,265	27,173	12,623	7,528
16,367	18,520	18,054	55,416	27,486
13,249	24,083	11,529	230,582	171,878
12,223	20,685	9,566	125,091	55,549
168	106	882	193,803	86,851
1,116	714	1,725	1,451	1,127
1,205	1,596	41,105	5,415	2,915
7,814	4,809	11,853	7,960	8,056
4,872	10,971	7,019	9,969	5,365
2,997	1,927	6,462	4,950	2,469
19,794	15,657	21,222	31,743	21,224

685,472	635,992	1,290,744	1,627,621	874,249
(27,945)	(95,212)	(114,579)	—	—
—	(12,041)	(5,764)	(115,291)	(85,939)

657,527	528,739	1,170,401	1,512,330	788,310

(160,970)	542,673	373,463	(167,882)	1,760,290

—	—	—	626,133	163,374
7,632,188	5,093,879	42,051,428	20,069,532	5,787,149
9,136,171	3,830,640	(13,790,147)	5,788,852	4,783,250

16,768,359	8,924,519	28,261,281	26,484,517	10,733,773

$16,607,389	$9,467,192	$28,634,744	$26,316,635	$12,494,063

See accompanying notes to the financial statements.

BB&T Funds

Statements of Operations

(Unaudited)	For the Period Ended March 31, 2007

	Short U.S. Government Fund	Intermediate U.S. Government Fund
Investment Income:
Interest income	$1,317,214	$4,823,169
Dividend income	—	—
Income from securities lending	7,693	19,363

Total Investment Income:	1,324,907	4,842,532

Expenses:
Investment advisory fees	174,115	577,647
Administration fees	33,290	110,441
Fund accounting fees	6,817	16,223
Transfer agency fees	4,519	15,135
Distribution fees — Class A Shares	13,652	23,796
Distribution fees — Class B Shares	—	18,784
Distribution fees — Class C Shares	—	1,104
Compliance service fees	489	1,637
Custodian fees	1,097	3,450
Legal fees	3,480	10,960
Printing fees	1,773	6,586
Trustee fees	1,746	5,657
Interest fees (a)	—	—
Other	6,809	18,502

Total expenses before waivers	247,787	809,922
Less expenses waived by the investment advisor	(43,529)	(115,530)
Less expenses waived by the distributor	(6,826)	(11,898)

Net Expenses	197,432	682,494

Net Investment Income (Loss)	1,127,475	4,160,038

Realized/Unrealized Gains (Losses) on Investments:
Net realized gains (losses) from investment transactions	(50,075)	(374,137)
Change in unrealized appreciation/(depreciation) of investments	236,186	1,416,229

Net realized/unrealized gains (losses) on investments	186,111	1,042,092

Change in net assets from operations	$1,313,586	$5,202,130

(a)	Expense consists of interest expense on the line of credit utilized during the period (See Note 7).

See accompanying notes to the financial statements.

Total Return Bond Fund	Kentucky Intermediate Tax-Free Fund	Maryland Intermediate Tax-Free Fund	North Carolina Intermediate Tax-Free Fund	South Carolina Intermediate Tax-Free Fund	Virginia Intermediate Tax-Free Fund

$11,223,385	$272,310	$187,714	$2,296,970	$392,004	$1,639,321
—	8,480	8,296	53,163	10,759	32,854
39,255	—	—	—	—	—

11,262,640	280,790	196,010	2,350,133	402,763	1,672,175

1,286,316	41,226	30,615	326,958	56,925	232,463
245,917	7,881	5,853	62,505	10,883	44,440
28,467	4,873	5,136	12,381	5,136	8,869
27,477	951	697	6,930	1,280	4,857
17,812	7,382	5,027	47,909	9,938	24,276
24,333	—	—	—	—	—
498	—	—	—	—	—
3,688	108	87	970	152	686
9,604	254	214	2,435	389	1,719
25,101	2,347	2,004	9,877	2,134	5,931
19,589	561	385	3,653	789	3,053
10,363	300	221	2,482	383	1,789
—	—	—	34	—	—
32,365	1,309	1,705	8,707	2,383	7,861

1,731,530	67,192	51,944	484,841	90,392	335,944
(257,265)	(13,742)	(15,308)	(81,740)	(16,128)	(58,116)
(8,906)	(3,691)	(2,513)	(23,955)	(4,969)	(12,138)

1,465,359	49,759	34,123	379,146	69,295	265,690

9,797,281	231,031	161,887	1,970,987	333,468	1,406,485

3,513,241	64,281	52,339	735,060	91,696	610,925
(602,892)	(79,856)	(39,237)	(983,546)	(154,068)	(806,634)

2,910,349	(15,575)	13,102	(248,486)	(62,372)	(195,709)

$12,707,630	$215,456	$174,989	$1,722,501	$271,096	$1,210,776

See accompanying notes to the financial statements.

BB&T Funds

Statements of Operations

(Unaudited)	For the Period Ended March 31, 2007

	West Virginia Intermediate Tax-Free Fund	Prime Money Market Fund
Investment Income:
Interest income	$1,500,501	$42,272,504
Dividend income	39,149	—
Dividend income from affiliates	—	—

Total Investment Income	1,539,650	42,272,504

Expenses:
Investment advisory fees	152,910	3,136,538
Administration fees	38,975	899,455
Fund accounting fees	7,554	90,116
Transfer agency fees	4,244	88,336
Distribution fees — Class A Shares	20,255	1,907,159
Distribution fees — Class B Shares	—	10,030
Distribution fees — Class C Shares	—	2,215
Compliance services fees	487	13,636
Custodian fees	1,161	41,265
Legal fees	4,646	97,104
Printing fees	2,081	79,549
Trustee fees	1,285	31,853
Other	6,080	129,759

Total expenses before waivers	239,678	6,527,015
Less expenses waived by the investment advisor	—	(889,313)
Less expenses waived by the administrator	—	—
Less expenses waived by the distributor	—	—

Net Expenses	239,678	5,637,702

Net Investment Income (Loss)	1,299,972	36,634,802

Realized/Unrealized Gains (Losses) on Investments:
Net realized gains (losses) from investment securities	210,175	86
Net realized gain distributions from underlying funds	—	—
Change in unrealized appreciation/(depreciation) on investments	(297,182)	—

Net realized/unrealized gains(losses) on investments	(87,007)	86

Change in net assets from operations	$1,212,965	$36,634,888

See accompanying notes to the financial statements.

U.S. Treasury Money Market Fund	National Tax-Free Money Market Fund	Capital Manager Conservative Growth Fund	Capital Manager Moderate Growth Fund	Capital Manager Growth Fund	Capital Manager Equity Fund

$17,900,066	$1,897,915	$—	$—	$—	$—
—	2,901	—	—	—	—
—	—	1,023,253	1,029,173	611,355	204,979

17,900,066	1,900,816	1,023,253	1,029,173	611,355	204,979

1,374,374	131,119	78,001	105,750	82,435	41,499
394,126	60,165	35,929	48,713	37,974	19,118
39,499	8,664	3,484	4,732	3,691	1,846
41,115	5,514	5,916	16,134	15,371	7,308
425,337	454	23,952	88,150	60,278	20,819
1,828	5	24,847	110,523	100,377	42,223
228	5	539	729	362	6
6,075	849	514	717	556	286
15,738	2,203	1,111	1,478	1,175	670
44,095	6,221	3,659	5,043	3,970	2,054
41,533	9,807	2,196	3,043	2,385	1,287
15,828	2,098	1,400	1,901	1,465	690
74,403	11,520	8,225	10,946	9,559	7,339

2,474,179	238,624	189,773	397,859	319,598	145,145
(481,029)	(26,225)	(78,001)	(105,750)	(82,435)	(41,499)
—	—	(35,929)	(48,713)	(37,974)	(19,118)
—	(227)	(11,976)	(44,075)	(30,139)	(10,410)

1,993,150	212,172	63,867	199,321	169,050	74,118

15,906,916	1,688,644	959,386	829,852	442,305	130,861

—	2,645	1,228,519	1,377,789	715,465	471,687
—	—	2,872,605	6,353,753	6,090,743	3,704,651
—	—	(1,923,837)	(3,377,979)	(2,750,091)	(1,825,710)

—	2,645	2,177,287	4,353,563	4,056,117	2,350,628

$15,906,916	$1,691,289	$3,136,673	$5,183,415	$4,498,422	$2,481,489

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets

	Large Cap Fund		Mid Cap Value Fund
	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006
	(Unaudited)		(Unaudited)
From Investment Activities
Operations:
Net investment income (loss)	$4,858,030	$12,056,371	$540,006	$904,819
Net realized gains (losses) from investment securities	80,119,906	88,409,170	10,322,022	8,877,102
Change in unrealized appreciation/depreciation of investments	(43,803,568)	(7,600,664)	15,193,503	16,291,051

Change in net assets from operations	41,174,368	92,864,877	26,055,531	26,072,972

Dividends to Class A Shareholders:
Net investment income	(274,547)	(677,051)	(19,238)	(41,421)
Net realized gains from investment transactions	(7,872,487)	(3,036,244)	(693,630)	(1,333,885)
Dividends to Class B Shareholders:
Net investment income	(29,795)	(156,092)	(654)	(901)
Net realized gains from investment transactions	(2,322,633)	(1,539,960)	(279,401)	(513,508)
Dividends to Class C Shareholders:
Net investment income	(321)	(1,303)	(311)	(122)
Net realized gains from investment transactions	(28,087)	(13,216)	(37,242)	(45,330)
Dividends to Institutional Class Shareholders:
Net investment income	(3,852,503)	(11,183,646)	(342,628)	(974,981)
Net realized gains from investment transactions	(92,332,617)	(43,740,178)	(8,780,169)	(18,584,706)

Change in net assets from shareholder dividends	(106,712,990)	(60,347,690)	(10,153,273)	(21,494,854)

Capital Transactions:
Change in net assets from capital transactions	68,426,533	24,201,504	(10,815,920)	35,091,592

Change in net assets	2,887,911	56,718,691	5,086,338	39,669,710
Net Assets:
Beginning of period	724,291,660	667,572,969	229,211,030	189,541,320

End of period	$727,179,571	$724,291,660	$234,297,368	$229,211,030

Accumulated (distributions in excess of) net investment income	$596,721	$(104,143)	$110,279	$(66,896)

See accompanying notes to the financial statements.

Mid Cap Growth Fund		Small Cap Fund		International Equity Fund		Special Opportunities Equity Fund
For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$(160,970)	$203,095	$542,673	$233,763	$373,463	$4,104,559	$(167,882)	$(760,130)
7,632,188	20,794,688	5,093,879	7,772,158	42,051,428	19,044,559	20,695,665	12,366,749
9,136,171	(22,292,477)	3,830,640	(5,276,497)	(13,790,147)	15,908,410	5,788,852	9,047,945

16,607,389	(1,294,694)	9,467,192	2,729,424	28,634,744	39,057,528	26,316,635	20,654,564

(11,053)	(18,135)	(46,829)	(10,336)	(22,755)	(55,882)	—	—
(1,325,555)	(1,059,712)	(553,526)	(191,408)	(7,974)	—	(8,162,266)	(3,922,525)

—	—	(15,999)	(2,860)	(6,694)	(19,949)	—	—
(325,988)	(249,959)	(242,839)	(45,459)	(3,566)	—	(2,323,517)	(1,153,429)

—	—	(80)	(9)	(780)	(1,335)	—	—
(3,932)	(8,280)	(1,227)	(613)	(373)	—	(3,531,389)	(1,585,769)

(192,033)	(373,020)	(456,444)	(292,050)	(790,636)	(3,894,301)	—	—
(15,466,884)	(12,750,698)	(4,595,340)	(8,036,789)	(470,195)	—	(3,593,834)	(3,033,471)

(17,325,445)	(14,459,804)	(5,912,284)	(8,579,524)	(1,302,973)	(3,971,467)	(17,611,006)	(9,695,194)

1,948,774	21,521,015	(26,934,272)	67,122,321	(127,068,739)	(10,378,503)	25,251,546	6,813,948

1,230,718	5,766,517	(23,379,364)	61,272,221	(99,736,968)	24,707,558	33,957,175	17,773,318

145,467,845	139,701,328	124,185,867	62,913,646	259,899,081	235,191,523	206,433,999	188,660,681

$146,698,563	$145,467,845	$100,806,503	$124,185,867	$160,162,113	$259,899,081	$240,391,174	$206,433,999

$(364,056)	$—	$(4,602)	$(27,923)	$(1,267,536)	$(820,134)	$(167,882)	$—

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets, continued

	Large Cap Fund		Mid Cap Value Fund
	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$5,482,609	$11,455,809	$1,965,567	$3,543,605
Proceeds from shares issued in conversion	9,225,927	—	—	—
Dividends reinvested	7,715,303	3,356,212	695,377	1,321,057
Value of shares redeemed	(6,205,216)	(8,183,336)	(1,293,474)	(4,085,956)

Change in net assets from Class A Share transactions	16,218,623	6,628,685	1,367,470	778,706
Class B Shares:
Proceeds from shares issued	5,380,925	1,081,268	395,109	1,037,911
Proceeds from shares issued in conversion	8,152,840	—	—	—
Dividends reinvested	2,333,200	1,681,643	279,223	512,918
Value of shares redeemed	(2,949,035)	(10,671,968)	(418,367)	(768,298)

Change in net assets from Class B Share transactions	12,917,930	(7,909,057)	255,965	782,531
Class C Shares:
Proceeds from shares issued	34,924	33,770	323,070	433,480
Proceeds from shares issued in conversion	40,108	—	—	—
Dividends reinvested	28,408	14,517	32,091	38,170
Value of shares redeemed	(6,701)	(69,676)	(128,771)	(104,036)

Change in net assets from Class C Share transactions	96,739	(21,389)	226,390	367,614
Institutional Shares:
Proceeds from shares issued	89,870,636	120,655,536	39,804,630	65,662,801
Proceeds from shares issued in conversion	132,004,067	—	—	—
Dividends reinvested	66,388,420	36,292,487	6,631,692	13,345,528
Value of shares redeemed	(89,272,060)	(131,444,758)	(14,173,905)	(45,845,588)
Redemption In-Kind	(159,797,822)	—	(44,928,162)	—

Change in net assets from Institutional Share transactions	39,193,241	25,503,265	(12,665,745)	33,162,741

Change in net assets from capital transactions	$68,426,533	$24,201,504	$(10,815,920)	$35,091,592

Share Transactions:
Class A Shares:
Issued	203,602	594,942	138,856	273,562
Issued in conversion	499,435	—	—	—
Reinvested	418,668	179,580	50,280	105,779
Redeemed	(318,559)	(422,997)	(91,623)	(312,940)

Change in Class A Shares	803,146	351,525	97,513	66,401
Class B Shares:
Issued	30,817	56,846	28,439	80,934
Issued in conversion	446,371	—	—	—
Reinvested	128,124	91,167	20,652	41,799
Redeemed	(154,177)	(560,116)	(30,190)	(59,657)

Change in Class B Shares	451,135	(412,103)	18,901	63,076
Class C Shares:
Issued	1,902	1,766	23,481	34,345
Issued in conversion	2,201	—	—	—
Reinvested	1,563	789	2,373	3,110
Redeemed	(368)	(3,652)	(9,287)	(7,989)

Change in Class C Shares	5,298	(1,097)	16,567	29,466
Institutional Shares:
Issued	4,713,043	6,218,257	2,773,450	5,063,390
Issued in conversion	7,122,489	—	—	—
Reinvested	3,591,494	1,936,824	477,340	1,064,393
Redeemed	(4,667,679)	(6,769,780)	(999,979)	(3,519,435)
Redemption In-Kind	(7,650,117)	—	(3,269,881)	—

Change in Institutional Shares	3,109,230	1,385,301	(1,019,070)	2,608,348

Change in Shares	4,368,809	1,323,626	(886,089)	2,767,291

See accompanying notes to the financial statements.

Mid Cap Growth Fund		Small Cap Fund		International Equity Fund		Special Opportunities Equity Fund
For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$496,607	$2,584,357	$554,056	$1,563,815	$683,608	$1,793,701	$17,050,312	$15,547,406
—	—	—	8,076,416	—	—	—	—
1,314,015	1,036,602	583,726	170,057	27,568	47,633	8,015,304	3,800,006
(1,585,496)	(2,501,025)	(1,168,339)	(1,718,429)	(438,641)	(1,828,946)	(5,908,325)	(17,598,570)

225,126	1,119,934	(30,557)	8,091,859	272,535	12,388	19,157,291	1,748,842

84,758	765,099	137,285	315,041	175,536	372,771	2,340,950	2,567,933
—	—	—	4,879,881	—	—	—	—
319,503	246,230	258,615	48,317	9,768	19,183	2,216,989	1,097,183
(310,095)	(706,264)	(572,939)	(1,226,132)	(234,259)	(850,793)	(1,345,528)	(3,722,250)

94,166	305,065	(177,039)	4,017,107	(48,955)	(458,839)	3,212,411	(57,134)

11,968	26,775	3,377	2,569	102,889	170,185	6,635,805	5,924,611
—	8,279	—	19,229	—	—	—	—
3,932	—	1,306	622	1,153	1,343	3,487,658	1,572,304
(12,315)	(74,621)	(1,384)	(6,076)	(184,229)	(90,384)	(2,311,549)	(5,037,947)

3,585	(39,567)	3,299	16,344	(80,187)	81,144	7,811,914	2,458,968

23,912,368	50,476,104	16,871,798	32,824,936	16,065,415	55,147,602	46,485,413	9,101,491
—	—	—	40,922,638	—	—	—	—
8,248,396	6,303,907	1,891,949	3,865,352	739,704	2,544,478	1,876,403	2,382,335
(26,165,817)	(31,644,428)	(8,578,222)	(18,615,915)	(144,017,251)	(67,705,276)	(5,722,149)	(8,820,554)
(4,369,050)	(5,000,000)	(36,915,500)	(4,000,000)	—	—	(47,569,737)	—

1,625,897	20,135,583	(26,729,975)	54,997,011	(127,212,132)	(10,013,196)	(4,930,070)	2,663,272

$1,948,774	$21,521,015	$(26,934,272)	$67,122,321	$(127,068,739)	$(10,378,503)	$25,251,546	$6,813,948

40,435	191,168	35,626	102,573	57,362	172,056	1,011,963	1,018,572
—	—	—	519,217	—	—	—	—
112,507	79,757	37,880	11,590	2,288	4,418	490,233	257,977
(129,103)	(188,884)	(74,893)	(112,183)	(37,092)	(181,464)	(349,026)	(1,151,094)

23,839	82,041	(1,387)	521,197	22,558	(4,990)	1,153,170	125,455

7,132	58,023	9,056	20,791	15,535	37,241	142,997	172,046
—	—	—	320,692	—	—	—	—
28,732	19,667	17,271	3,358	858	1,888	139,785	76,035
(26,810)	(56,695)	(37,690)	(83,084)	(20,892)	(85,845)	(82,369)	(249,906)

9,054	20,995	(11,363)	261,757	(4,499)	(46,716)	200,413	(1,825)

1,038	2,021	225	176	9,214	16,883	408,135	397,055
—	—	—	1,265	—	—	—	—
353	661	87	43	101	131	219,764	108,885
(1,035)	(5,700)	(92)	(409)	(16,825)	(9,159)	(141,388)	(336,921)

356	(3,018)	220	1,075	(7,510)	7,855	486,511	169,019

1,828,352	3,586,780	1,072,779	2,167,101	1,311,179	5,126,219	2,743,580	588,662
—	—	—	2,617,536	—	—	—	—
667,395	461,521	122,214	262,650	60,486	232,202	113,584	160,751
(2,009,835)	(2,306,318)	(548,835)	(1,227,142)	(11,758,619)	(6,367,133)	(327,233)	(577,140)
(324,354)	(338,524)	(2,454,488)	(243,605)	—	—	(2,765,682)	—

161,558	1,403,459	(1,808,330)	3,576,540	(10,386,954)	(1,008,712)	(235,751)	172,273

194,807	1,503,477	(1,820,860)	4,360,569	(10,376,405)	(1,052,563)	1,604,343	464,922

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets

	Equity Income Fund		Short U.S. Government Fund
	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006
	(Unaudited)		(Unaudited)
From Investment Activities
Operations:
Net investment income (loss)	$1,760,290	$2,258,004	$1,127,475	$4,347,092
Net realized gains (losses) from investment securities	5,950,523	3,330,350	(50,075)	(1,978,418)
Change in unrealized appreciation/depreciation of investments	4,783,250	9,391,746	236,186	1,712,330

Change in net assets from operations	12,494,063	14,980,100	1,313,586	4,081,004

Dividends to Class A Shareholders:
Net investment income	(847,218)	(1,319,564)	(93,866)	(230,094)
Net realized gains from investment transactions	(3,240,578)	(981,811)	—	—
Dividends to Class B Shareholders:
Net investment income	(97,072)	(147,380)	—	—
Net realized gains from investment transactions	(530,234)	(137,614)	—	—
Dividends to Class C Shareholders:
Net investment income	(156,383)	(221,294)	—	—
Net realized gains from investment transactions	(815,203)	(213,187)	—	—
Dividends to Institutional Class Shareholders:
Net investment income	(324,904)	(908,127)	(964,309)	(4,533,855)
Net realized gains from investment transactions	(905,002)	(674,732)	—	—

Change in net assets from shareholder dividends	(6,916,594)	(4,603,709)	(1,058,175)	(4,763,949)

Capital Transactions:
Change in net assets from capital transactions	14,204,924	23,032,998	(25,934,111)	(90,478,365)

Change in net assets	19,782,393	33,409,389	(25,678,700)	(91,161,310)
Net Assets:
Beginning of period	119,116,679	85,707,290	72,604,229	163,765,539

End of period	$138,899,072	$119,116,679	$46,925,529	$72,604,229

Accumulated (distributions in excess of) net investment income	$(10,862)	$(345,575)	$647,626	$578,326

See accompanying notes to the financial statements.

Intermediate U.S. Government Fund		Total Return Bond Fund		Kentucky Intermediate Tax-Free Fund		Maryland Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$4,160,038	$20,553,844	$9,797,281	$22,634,567	$231,031	$519,899	$161,887	$326,404
(374,137)	(9,966,118)	3,513,241	(8,825,146)	64,281	(72,900)	52,339	7,432
1,416,229	1,445,810	(602,892)	4,715,034	(79,856)	157,761	(39,237)	69,432

5,202,130	12,033,536	12,707,630	18,524,455	215,456	604,760	174,989	403,268

(200,976)	(465,227)	(160,686)	(284,767)	(47,493)	(80,960)	(29,934)	(49,779)
—	—	—	(31,092)	—	—	—	—

(65,449)	(169,209)	(91,446)	(197,744)	—	—	—	—
—	—	—	(26,599)	—	—	—	—

(3,849)	(8,786)	(1,868)	(5,884)	—	—	—	—
—	—	—	(927)	—	—	—	—

(3,983,162)	(19,963,279)	(9,915,221)	(22,969,331)	(187,764)	(439,339)	(131,988)	(276,916)
—	—	—	(2,117,462)	—	—	—	—

(4,253,436)	(20,606,501)	(10,169,221)	(25,633,806)	(235,257)	(520,299)	(161,922)	(326,695)

(97,980,537)	(283,831,378)	53,768,580	(89,525,200)	12,620	(4,315,092)	882,621	(1,799,980)

(97,031,843)	(292,404,343)	56,306,989	(96,634,551)	(7,181)	(4,230,631)	895,688	(1,723,407)

266,376,542	558,780,885	378,748,374	475,382,925	13,904,550	18,135,181	9,969,078	11,692,485

$169,344,699	$266,376,542	$435,055,363	$378,748,374	$13,897,369	$13,904,550	$10,864,766	$9,969,078

$3,241,575	$3,334,973	$1,819,175	$2,191,115	$908	$5,134	$(514)	$(479)

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets, continued

	Equity Income Fund		Short U.S. Government Fund
	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$15,562,602	$21,290,688	$184,402	$1,127,528
Dividends reinvested	3,649,349	2,115,087	77,605	166,865
Value of shares redeemed	(4,995,037)	(9,336,457)	(2,122,581)	(3,017,691)

Change in net assets from Class A Share transactions	14,216,914	14,069,318	(1,860,574)	(1,723,298)
Class B Shares:
Proceeds from shares issued	2,369,901	3,887,798	—	—
Dividends reinvested	599,875	265,635	—	—
Value of shares redeemed	(554,572)	(955,321)	—	—

Change in net assets from Class B Share transactions	2,415,204	3,198,112	—	—
Class C Shares:
Proceeds from shares issued	5,575,118	5,773,799	—	—
Dividends reinvested	949,073	415,183	—	—
Value of shares redeemed	(1,509,571)	(1,775,128)	—	—

Change in net assets from Class C Share transactions	5,014,620	4,413,854	—	—
Institutional Shares:
Proceeds from shares issued	21,937,492	3,565,186	3,593,180	11,753,484
Dividends reinvested	834,360	1,338,621	370,437	2,059,779
Value of shares redeemed	(1,184,838)	(3,552,093)	(28,037,154)	(102,568,330)
Redemption In-Kind	(29,028,828)	—	—	—

Change in net assets from Institutional Share transactions	(7,441,814)	1,351,714	(24,073,537)	(88,755,067)

Change in net assets from capital transactions	$14,204,924	$23,032,998	$(25,934,111)	$(90,478,365)

Share Transactions:
Class A Shares:
Issued	1,125,123	1,686,364	19,428	119,357
Reinvested	268,772	169,418	8,167	17,694
Redeemed	(359,884)	(736,138)	(223,491)	(319,852)

Change in Class A Shares	1,034,011	1,119,644	(195,896)	(182,801)
Class B Shares:
Issued	171,869	309,059	—	—
Reinvested	44,356	21,327	—	—
Redeemed	(40,272)	(75,605)	—	—

Change in Class B Shares	175,953	254,781	—
Class C Shares:
Issued	405,165	458,843	—	—
Reinvested	70,228	33,388	—	—
Redeemed	(108,985)	(141,240)	—	—

Change in Class C Shares	366,408	350,991	—	—
Institutional Shares:
Issued	1,594,811	278,895	378,215	1,244,012
Reinvested	61,144	107,088	38,927	218,187
Redeemed	(85,369)	(280,919)	(2,950,156)	(10,850,633)
Redemption In-Kind	(2,163,102)	—	—	—

Change in Institutional Shares	(592,516)	105,064	(2,533,014)	(9,388,434)

Change in Shares	983,856	1,830,480	(2,728,910)	(9,571,235)

See accompanying notes to the financial statements.

Intermediate U.S. Government Fund		Total Return Bond Fund		Kentucky Intermediate Tax-Free Fund		Maryland Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$1,613,748	$3,393,825	$2,099,626	$1,566,777	$766,943	$470,225	$314,831	$521,102
178,714	412,369	147,479	281,750	40,844	68,849	21,958	36,314
(1,802,536)	(7,612,519)	(736,627)	(2,569,535)	(44,529)	(398,856)	(24,827)	(221,862)

(10,074)	(3,806,325)	1,510,478	(721,008)	763,258	140,218	311,962	335,354

61,143	403,411	263,292	516,135	—	—	—	—
59,598	151,333	82,970	200,161	—	—	—	—
(686,226)	(2,171,972)	(331,093)	(1,878,269)	—	—	—	—

(565,485)	(1,617,228)	15,169	(1,161,973)	—	—	—	—

42,280	20,199	17,529	30,094	—	—	—	—
2,962	5,918	1,863	6,267	—	—	—	—
(63,201)	(87,702)	(44,757)	(133,111)	—	—	—	—

(17,959)	(61,585)	(25,365)	(96,750)	—	—	—	—

9,382,014	33,817,098	120,090,629	212,135,973	829,727	1,710,390	1,070,949	2,217,996
1,450,784	11,550,412	3,453,104	10,881,639	24,427	694	18,505	—
(108,219,817)	(323,713,750)	(54,077,973)	(117,974,744)	(1,604,792)	(6,166,394)	(518,795)	(4,353,530)
—	—	(17,197,462)	(192,588,337)	—	—	—	—

(97,387,019)	(278,346,240)	52,268,298	(87,545,469)	(750,638)	(4,455,310)	570,659	(2,135,534)

$(97,980,537)	$(283,831,378)	$53,768,580	$(89,525,200)	$12,620	$(4,315,092)	$882,621	$(1,799,980)

162,416	344,880	206,790	155,247	76,153	47,360	31,095	52,437
18,004	42,011	14,501	27,949	4,033	6,892	2,166	3,642
(181,594)	(773,802)	(72,482)	(253,889)	(4,397)	(39,896)	(2,461)	(22,268)

(1,174)	(386,911)	148,809	(70,693)	75,789	14,356	30,800	33,811

6,134	41,199	25,870	51,008	—	—	—	—
6,026	15,461	8,152	19,832	—	—	—	—
(69,317)	(222,404)	(32,511)	(187,185)	—	—	—	—

(57,157)	(165,744)	1,511	(116,345)	—	—	—	—

4,282	1,788	1,721	2,989	—	—	—	—
299	604	183	620	—	—	—	—
(6,364)	(8,890)	(4,392)	(13,311)	—	—	—	—

(1,783)	(6,498)	(2,488)	(9,702)	—	—	—	—

942,522	3,429,697	11,826,254	21,073,955	82,043	172,234	105,617	222,409
145,804	1,174,507	339,043	1,079,488	2,413	70	1,820	—
(10,906,780)	(32,878,165)	(5,323,616)	(11,710,373)	(158,626)	(617,147)	(51,160)	(437,179)
—	—	(1,689,338)	(18,936,906)	—	—	—	—

(9,818,454)	(28,273,961)	5,152,343	(8,493,836)	(74,170)	(444,843)	56,277	(214,770)

(9,878,568)	(28,833,114)	5,300,175	(8,690,576)	1,619	(430,487)	87,077	(180,959)

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets

	North Carolina Intermediate Tax-Free Fund		South Carolina Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006
	(Unaudited)		(Unaudited)
From Investment Activities
Operations:
Net investment income (loss)	$1,970,987	$4,066,584	$333,468	$703,352
Net realized gains (losses) from investment securities	735,060	(13,423)	91,696	9,779
Change in unrealized appreciation/depreciation of investments	(983,546)	48,434	(154,068)	(29,884)

Change in net assets from operations	1,722,501	4,101,595	271,096	683,247

Dividends to Class A Shareholders:
Net investment income	(332,555)	(702,597)	(68,626)	(132,635)
Net realized gains from investment transactions	(16,410)	(188,609)	(5,563)	(70,839)
Dividends to Class B Shareholders:
Net investment income	—	—	—	—
Dividends to Class C Shareholders:
Net investment income	—	—	—	—
Dividends to Institutional Class Shareholders:
Net investment income	(1,671,088)	(3,317,274)	(279,436)	(570,487)
Net realized gains from investment transactions	(76,717)	(813,080)	(21,671)	(276,367)

Change in net assets from shareholder dividends	(2,096,770)	(5,021,560)	(375,296)	(1,050,328)

Capital Transactions:
Change in net assets from capital transactions	4,849,618	(7,080,678)	(855,785)	(745,427)

Change in net assets	4,475,349	(8,000,643)	(959,985)	(1,112,508)
Net Assets:
Beginning of period	107,017,044	115,017,687	19,427,671	20,540,179

End of period	$111,492,393	$107,017,044	$18,467,686	$19,427,671

Accumulated (distributions in excess of) net investment income	$20,141	$52,797	$1,164	$15,758

See accompanying notes to the financial statements.

Virginia Intermediate Tax-Free Fund		West Virginia Intermediate Tax-Free Fund		Prime Money Market Fund		U.S. Treasury Money Market Fund
For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$1,406,485	$2,957,585	$1,299,972	$2,681,574	$36,634,802	$47,931,313	$15,906,916	$26,624,129
610,925	24,954	210,175	136,323	86	5,292	—	—
(806,634)	(334,335)	(297,182)	(192,498)	—	—	—	—

1,210,776	2,648,204	1,212,965	2,625,399	36,634,888	47,936,605	15,906,916	26,624,129

(168,488)	(430,643)	(294,518)	(558,845)	(16,848,752)	(21,234,567)	(3,619,072)	(4,584,379)
(17,262)	(73,017)	(51,255)	(87,942)	—	—	—	—

—	—	—	—	(39,677)	(55,231)	(6,981)	(16,774)

—	—	—	—	(8,670)	(14,081)	(855)	(922)

(1,264,236)	(2,478,318)	(1,004,252)	(2,105,580)	(19,738,887)	(26,636,706)	(12,280,127)	(22,022,054)
(132,683)	(374,838)	(158,341)	(336,138)	—	—	—	—

(1,582,669)	(3,356,816)	(1,508,366)	(3,088,505)	(36,635,986)	(47,940,585)	(15,907,035)	(26,624,129)

1,300,026	(2,498,062)	3,251,231	(2,420,101)	338,600,853	364,257,195	23,271,619	(58,021,270)

928,133	(3,206,674)	2,955,830	(2,883,207)	338,599,755	364,253,215	23,271,500	(58,021,270)

77,517,585	80,724,259	66,689,083	69,572,290	1,370,592,028	1,006,338,813	649,819,590	707,840,860

$78,445,718	$77,517,585	$69,644,913	$66,689,083	$1,709,191,783	$1,370,592,028	$673,091,090	$649,819,590

$5,635	$31,874	$(54,173)	$(55,375)	$—	$1,184	$127	$246

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets, continued

	North Carolina Intermediate Tax-Free Fund		South Carolina Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,616,845	$4,652,606	$153,868	$328,384
Dividends reinvested	264,017	705,765	67,544	183,085
Value of shares redeemed	(1,227,405)	(7,591,504)	(205,560)	(505,780)

Change in net assets from Class A Share transactions	653,457	(2,233,133)	15,852	5,689
Class B Shares:
Proceeds from shares issued	—	—	—	—
Dividends reinvested	—	—	—	—
Value of shares redeemed	—	—	—	—

Change in net assets from Class B share transactions	—	—	—	—
Class C Shares:
Proceeds from shares issued	—	—	—	—
Dividends reinvested	—	—	—	—
Value of shares redeemed	—	—	—	—

Change in net assets from Class C share transactions	—	—	—	—
Institutional Shares:
Proceeds from shares issued	14,596,660	22,919,184	1,099,916	3,332,757
Dividends reinvested	249,000	49,122	35,407	1,063
Value of shares redeemed	(10,649,499)	(27,815,851)	(2,006,960)	(4,084,936)

Change in net assets from Institutional Share transactions	4,196,161	(4,847,545)	(871,637)	(751,116)

Change in net assets from capital transactions	$4,849,618	$(7,080,678)	$(855,785)	$(745,427)

Share Transactions:
Class A Shares:
Issued	156,417	452,100	14,892	31,839
Reinvested	25,419	68,638	6,539	17,805
Redeemed	(118,332)	(740,681)	(19,927)	(49,587)

Change in Class A Shares	63,504	(219,943)	1,504	57
Class B Shares:
Issued	—	—	—	—
Reinvested	—	—	—	—
Redeemed	—	—	—	—

Change in Class B Shares	—	—	—	—
Class C Shares:
Issued	—	—	—	—
Reinvested	—	—	—	—
Redeemed	—	—	—	—

Change in Class C Shares	—	—	—	—
Institutional Shares:
Issued	1,406,808	2,225,950	107,139	325,968
Reinvested	23,987	4,779	3,451	105
Redeemed	(1,026,488)	(2,703,831)	(196,181)	(399,095)

Change in Institutional Shares	404,307	(473,102)	(85,591)	(73,022)

Change in Shares	467,811	(693,045)	(84,087)	(72,965)

See accompanying notes to the financial statements.

Virginia Intermediate Tax-Free Fund		West Virginia Intermediate Tax-Free Fund		Prime Money Market Fund		U.S. Treasury Money Market Fund
For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$503,425	$1,838,786	$1,414,501	$3,071,322	$518,910,855	$877,547,136	$91,163,502	$209,931,673
119,154	250,054	241,654	461,980	16,845,592	21,227,737	3,619,038	4,583,261
(3,489,274)	(3,235,407)	(737,081)	(1,595,339)	(330,417,139)	(755,729,498)	(82,222,880)	(160,875,549)

(2,866,695)	(1,146,567)	919,074	1,937,963	205,339,308	143,045,375	12,559,660	53,639,385

—	—	—	—	157,766	1,712,243	30,164	200,191
—	—	—	—	37,884	54,133	6,683	15,977
—	—	—	—	(443,421)	(1,300,846)	(69,907)	(642,930)

—	—	—	—	(247,771)	465,530	(33,060)	(426,762)

—	—	—	—	649,347	598,347	—	49,093
—	—	—	—	6,950	14,032	839	923
—	—	—	—	(405,773)	(545,083)	(24,812)	(32,524)

—	—	—	—	250,524	67,296	(23,973)	17,492

8,089,915	14,726,302	4,359,965	9,179,142	1,479,060,794	1,603,996,022	403,265,943	992,710,421
204,246	80,896	132,947	6,188	2,108,366	3,220,388	3,872,184	6,433,545
(4,127,440)	(16,158,693)	(2,160,755)	(13,543,394)	(1,347,910,368)	(1,386,537,416)	(396,369,135)	(1,110,395,351)

4,166,721	(1,351,495)	2,332,157	(4,358,064)	133,258,792	220,678,994	10,768,992	(111,251,385)

$1,300,026	$(2,498,062)	$3,251,231	$(2,420,101)	$338,600,853	$364,257,195	$23,271,619	$(58,021,270)

44,373	161,944	144,300	315,965	518,910,855	877,547,136	91,163,502	209,931,673
10,472	22,108	24,714	47,574	16,845,592	21,227,737	3,619,038	4,583,261
(305,687)	(285,422)	(75,501)	(164,690)	(330,417,139)	(755,729,498)	(82,222,880)	(160,875,549)

(250,842)	(101,370)	93,513	198,849	205,339,308	143,045,375	12,559,660	53,639,385

—	—	—	—	157,766	1,712,243	30,164	200,191
—	—	—	—	37,884	54,133	6,683	15,977
—	—	—	—	(443,421)	(1,300,846)	(69,907)	(642,930)

—	—	—	—	(247,771)	465,530	(33,060)	(426,762)

—	—	—	—	649,347	598,347	—	49,093
—	—	—	—	6,950	14,032	839	923
—	—	—	—	(405,773)	(545,083)	(24,812)	(32,524)

—	—	—	—	250,524	67,296	(23,973)	17,492

711,632	1,306,843	446,514	944,140	1,479,060,794	1,603,996,022	403,265,943	992,710,421
17,960	7,154	13,593	637	2,108,366	3,220,388	3,872,184	6,433,545
(362,908)	(1,432,134)	(220,406)	(1,394,252)	(1,347,910,368)	(1,386,537,416)	(396,369,135)	(1,110,395,351)

366,684	(118,137)	239,701	(449,475)	133,258,792	220,678,994	10,768,992	(111,251,385)

115,842	(219,507)	333,214	(250,626)	338,600,853	364,257,195	23,271,619	(58,021,270)

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets

	National Tax-Free Money Market		Capital Manager Conservative Growth Fund
	For the Six Months Ended March 31, 2007	For the Period August 1, 2006 through September 30, 2006 (a)	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006
	(Unaudited)		(Unaudited)
From Investment Activities
Operations:
Net investment income (loss)	$1,688,644	$525,817	$959,386	$2,731,287
Net realized gains (losses) on investment securities	2,645	—	4,101,124	2,677,435
Change in unrealized appreciation/depreciation from investments	—	—	(1,923,837)	(1,047,526)

Change in net assets from operations	1,691,289	525,817	3,136,673	4,361,196

Dividends to Class A Shareholders:
Net investment income	(2,708)	(5)	(147,528)	(316,793)
Net realized gains from investment transactions	—	—	—	—
Dividends to Class B Shareholders:
Net investment income	(12)	(4)	(57,583)	(132,184)
Net realized gains from investment transactions	—	—	—	—
Dividends to Class C Shareholders:
Net investment income	(11)	(4)	(1,150)	(3,332)
Net realized gains from investment transactions	—	—	—	—
Dividends to Institutional Class Shareholders:
Net investment income	(1,688,940)	(525,804)	(781,926)	(2,306,502)
Net realized gains from investment transactions	—	—	—	—

Change in net assets from shareholder dividends	(1,691,671)	(525,817)	(988,187)	(2,758,811)

Capital Transactions:
Change in net assets from capital transactions	2,485,134	95,760,505	(1,054,250)	(25,686,559)

Change in net assets	2,484,752	95,760,505	1,094,236	(24,084,174)
Net Assets:
Beginning of period	95,760,505	—	61,505,474	85,589,648

End of period	$98,245,257	$95,760,505	$62,599,710	$61,505,474

Accumulated (distributions in excess of) net investment income	$1	$3,028	$26,075	$54,876

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

Capital Manager Moderate Growth Fund		Capital Manager Growth Fund		Capital Manager Equity Fund
For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006
(Unaudited)		(Unaudited)		(Unaudited)

$829,852	$2,332,614	$442,305	$1,507,947	$130,861	$644,731
7,731,542	2,175,933	6,806,208	1,232,765	4,176,338	1,957,543
(3,377,979)	1,819,387	(2,750,091)	2,791,650	(1,825,710)	724,038

5,183,415	6,327,934	4,498,422	5,532,362	2,481,489	3,326,312

(388,759)	(821,797)	(197,772)	(438,399)	(41,960)	(120,990)
(718,101)	—	(597,093)	—	(582,657)	(112,648)

(165,434)	(405,497)	(91,686)	(266,484)	(28,255)	(78,167)
(461,691)	—	(513,654)	—	(610,150)	(134,397)

(1,090)	(2,447)	(334)	(879)	(2)	(173)
(3,020)	—	(1,846)	—	(76)	(336)

(332,027)	(1,138,350)	(206,111)	(840,595)	(90,190)	(484,161)
(562,098)	—	(549,734)	—	(1,126,958)	(458,864)

(2,632,220)	(2,368,091)	(2,158,230)	(1,546,357)	(2,480,248)	(1,389,736)

3,546,960	(17,335,086)	2,674,446	(13,457,141)	5,237,564	(10,823,403)

6,098,155	(13,375,243)	5,014,638	(9,471,136)	5,238,805	(8,886,827)

80,920,917	94,296,160	62,471,708	71,942,844	30,631,978	39,518,805

$87,019,072	$80,920,917	$67,486,346	$62,471,708	$35,870,783	$30,631,978

$37,423	$94,881	$30,248	$83,846	$17,934	$47,480

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets, continued

	National Tax-Free Money Market Fund		Capital Manager Conservative Growth Fund
	For the Six Months Ended March 31, 2007	For the Period August 1, 2006 through September 30, 2006 (a)	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$289,498	$1,000	$578,231	$2,894,718
Dividends reinvested	2,709	5	140,796	299,243
Value of shares redeemed	—	—	(826,895)	(2,683,350)

Change in net assets from Class A Share transactions	292,207	1,005	(107,868)	510,611
Class B Shares:
Proceeds from shares issued	123	1,000	284,578	889,140
Dividends reinvested	9	4	55,813	127,595
Value of shares redeemed	—	—	(545,735)	(1,145,079)

Change in net assets from Class B Share transactions	132	1,004	(205,344)	(128,344)
Class C Shares:
Proceeds from shares issued	—	1,000	400	1,495
Dividends reinvested	11	4	1,150	3,332
Value of shares redeemed	—	—	(30,843)	(36,001)

Change in net assets from Class C Share transactions	11	1,004	(29,293)	(31,174)
Institutional Shares:
Proceeds from shares issued	91,181,973	126,414,787	2,320,200	5,104,480
Dividends reinvested	17	5	779,315	2,277,160
Value of shares redeemed	(88,989,206)	(30,657,300)	(3,811,260)	(8,511,559)
Redemption-In-Kind	—	—	—	(24,907,733)

Change in net assets from Institutional Share transactions	2,192,784	95,757,492	(711,745)	(26,037,652)

Change in net assets from capital transactions	$2,485,134	$95,760,505	$(1,054,250)	$(25,686,559)

Share Transactions:
Class A Shares:
Issued	289,498	1,000	56,364	296,643
Reinvested	2,709	5	13,711	30,431
Redeemed	—	—	(80,839)	(273,031)

Change in Class A Shares	292,207	1,005	(10,764)	54,043
Class B Shares:
Issued	123	1,000	27,578	90,828
Reinvested	9	4	5,433	12,972
Redeemed	—	—	(53,174)	(116,632)

Change in Class B Shares	132	1,004	(20,163)	(12,832)
Class C Shares:
Issued	—	1,000	40	152
Reinvested	11	4	112	340
Redeemed	—	—	(3,034)	(3,693)

Change in Class C Shares	11	1,004	(2,882)	(3,201)
Institutional Shares:
Issued	91,181,973	126,414,787	224,133	513,254
Reinvested	17	5	75,299	230,153
Redeemed	(88,989,206)	(30,657,300)	(368,418)	(861,524)
Redemption-In-Kind	—	—	—	(2,498,268)

Change in Institutional Shares	2,192,784	95,757,492	(68,986)	(2,616,385)

Change in Shares	2,485,134	95,760,505	(102,795)	(2,578,375)

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

Capital Manager Moderate Growth Fund		Capital Manager Growth Fund		Capital Manager Equity Fund
For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006
(Unaudited)		(Unaudited)		(Unaudited)

$3,545,604	$8,370,745	$2,878,773	$7,362,741	$1,200,686	$2,384,353
1,080,993	799,802	780,278	429,052	575,385	210,775
(2,704,113)	(5,935,951)	(2,489,941)	(3,318,572)	(656,668)	(1,401,220)

1,922,484	3,234,596	1,169,110	4,473,221	1,119,403	1,193,908

1,229,333	3,181,245	1,108,478	3,406,232	528,385	1,133,885
622,034	401,790	600,897	264,038	636,439	211,435
(2,029,276)	(4,769,211)	(1,785,355)	(2,440,432)	(610,981)	(1,260,549)

(177,909)	(1,186,176)	(75,980)	1,229,838	553,843	84,771

60,546	24,138	14,503	22,379	1,013	5,438
4,109	2,447	2,180	879	78	509
(58,293)	(14,889)	(5,763)	(1,305)	(10,196)	(15,439)

6,362	11,696	10,920	21,953	(9,105)	(9,492)

3,694,037	7,818,183	3,306,180	7,034,663	4,166,953	6,871,867
882,670	1,126,897	750,208	830,721	1,192,658	925,609
(2,780,684)	(3,589,079)	(2,485,992)	(2,757,951)	(1,786,188)	(1,950,722)
—	(24,751,203)	—	(24,289,586)	—	(17,939,344)

1,796,023	(19,395,202)	1,570,396	(19,182,153)	3,573,423	(12,092,590)

$3,546,960	$(17,335,086)	$2,674,446	$(13,457,141)	$5,237,564	$(10,823,403)

336,343	839,102	271,410	739,695	102,969	211,575
102,764	79,930	73,843	43,090	50,080	18,983
(256,278)	(594,781)	(234,519)	(332,216)	(55,958)	(124,422)

182,829	324,251	110,734	450,569	97,091	106,136

119,326	324,054	106,553	347,785	45,831	103,854
60,199	40,900	58,008	27,107	57,129	19,679
(196,442)	(487,690)	(171,406)	(249,120)	(53,829)	(115,637)

(16,917)	(122,736)	(6,845)	125,772	49,131	7,896

5,745	2,457	1,420	2,312	89	504
395	248	210	90	7	48
(5,632)	(1,507)	(565)	(134)	(910)	(1,388)

508	1,198	1,065	2,268	(814)	(836)

348,542	775,206	310,194	703,458	349,353	603,581
83,525	112,593	70,874	83,724	103,006	82,964
(263,038)	(357,251)	(235,331)	(278,118)	(150,558)	(175,325)
—	(2,436,142)	—	(2,407,293)	—	(1,579,166)

169,029	(1,905,594)	145,737	(1,898,229)	301,801	(1,067,946)

335,449	(1,702,881)	250,691	(1,319,620)	447,209	(954,750)

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class A Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments and foreign currency transactions	Total from Investment Activities	Net investment income	Net realized gains on investments and foreign currency transactions	Total Dividends
Large Cap Fund
Six Months Ended March 31, 2007 (Unaudited)	$20.33	0.12	(b)	1.17	1.29	(0.10)	(3.35)	(3.45)
Year Ended September 30, 2006	$19.47	0.30	(b)	2.30	2.60	(0.30)	(1.44)	(1.74)
Year Ended September 30, 2005	$17.26	0.28		2.22	2.50	(0.29)	—	(0.29)
Year Ended September 30, 2004	$14.87	0.23		2.38	2.61	(0.22)	—	(0.22)
Year Ended September 30, 2003	$12.84	0.23		2.03	2.26	(0.23)	—	(0.23)
Year Ended September 30, 2002	$16.79	0.18		(3.47)	(3.29)	(0.18)	(0.48)	(0.66)
Mid Cap Value Fund
Six Months Ended March 31, 2007 (Unaudited)	$13.49	0.02	(b)	1.74	1.76	(0.02)	(0.69)	(0.71)
Year Ended September 30, 2006	$13.35	0.03	(b)	1.60	1.63	(0.04)	(1.45)	(1.49)
Year Ended September 30, 2005	$15.40	0.13	(b)	3.04	3.17	(0.13)	(5.09)	(5.22)
Year Ended September 30, 2004	$12.98	0.18	(b)	2.42	2.60	(0.18)	—	(0.18)
Year Ended September 30, 2003	$10.93	0.16	(b)	2.04	2.20	(0.15)	—	(0.15)
Year Ended September 30, 2002	$13.12	0.17	(b)	(1.04)	(0.87)	(0.17)	(1.15)	(1.32)
Mid Cap Growth Fund
Six Months Ended March 31, 2007 (Unaudited)	$12.45	(0.03	)(b)	1.50	1.47	(0.01)	(1.65)	(1.66)
Year Ended September 30, 2006	$13.90	(0.01	)(b)	— (c)	(0.01)	(0.02)	(1.42)	(1.44)
Year Ended September 30, 2005	$10.95	(0.09	)(b)	3.18	3.09	—	(0.14)	(0.14)
Year Ended September 30, 2004	$9.84	(0.08)		1.19	1.11	—	—	—
Year Ended September 30, 2003	$8.07	(0.09)		1.86	1.77	—	—	—
Year Ended September 30, 2002	$9.80	(0.08)		(1.02)	(1.10)	—	(0.63)	(0.63)
Small Cap Fund
Six Months Ended March 31, 2007 (Unaudited)	$15.11	0.08	(b)	1.56	1.64	(0.08)	(0.91)	(0.99)
Year Ended September 30, 2006	$16.38	—	(b)(c)	1.06	1.06	(0.03)	(2.30)	(2.33)
Year Ended September 30, 2005	$14.21	0.11	(b)	2.62	2.73	(0.14)	(0.42)	(0.56)
Year Ended September 30, 2004	$11.44	—	(b)(c)	2.90	2.90	(0.01)	(0.12)	(0.13)
May 19, 2003 to September 30, 2003 (a)	$10.00	0.01	(b)	1.43	1.44	— (c)	—	— (c)
International Equity Fund
Six Months Ended March 31, 2007 (Unaudited)	$11.06	0.02	(b)	1.34	1.36	(0.06)	(0.02)	(0.08)
Year Ended September 30, 2006	$9.58	0.14	(b)	1.49	1.63	(0.15)	—	(0.15)
Year Ended September 30, 2005	$8.12	0.10	(b)	1.47	1.57	(0.11)	—	(0.11)
Year Ended September 30, 2004	$6.88	0.07	(b)	1.25	1.32	(0.08)	—	(0.08)
Year Ended September 30, 2003	$6.31	0.06	(b)	0.54	0.60	(0.03)	—	(0.03)
Year Ended September 30, 2002	$7.43	(0.02	)(b)	(1.10)	(1.12)	—	—	—
Special Opportunities Equity Fund
Six Months Ended March 31, 2007 (Unaudited)	$16.43	—	(b)(c)	2.18	2.18	—	(1.60)	(1.60)
Year Ended September 30, 2006	$15.57	(0.04)		1.69	1.65	—	(0.79)	(0.79)
Year Ended September 30, 2005	$13.08	(0.07)		2.68	2.61	—	(0.12)	(0.12)
Year Ended September 30, 2004	$10.53	(0.06)		2.69	2.63	—	(0.08)	(0.08)
June 2, 2003 to September 30, 2003 (a)	$10.00	(0.01)		0.54	0.53	—	—	—
Equity Income Fund
Six Months Ended March 31, 2007 (Unaudited)	$13.36	0.21	(b)	1.30	1.51	(0.16)	(0.68)	(0.84)
Year Ended September 30, 2006	$12.09	0.28		1.58	1.86	(0.32)	(0.27)	(0.59)
Year Ended September 30, 2005	$10.35	0.24		1.77	2.01	(0.25)	(0.02)	(0.27)
June 30, 2004 to September 30, 2004 (a)	$10.00	0.05	(b)	0.34	0.39	(0.04)	—	(0.04)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (d)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (e)	Ratio of net investment income (loss) to average net assets (e)	Ratio of expenses to average net assets* (e)	Portfolio turnover rate** (d)

$18.17	6.17%	$58,080	1.16%	1.20%	1.45%	39.05%
$20.33	14.29%	$48,656	1.14%	1.53%	1.43%	34.83%
$19.47	14.60%	$39,756	1.14%	1.56%	1.48%	19.50%
$17.26	17.61%	$31,783	1.20%	1.32%	1.56%	16.40%
$14.87	17.73%	$25,397	1.17%	1.67%	1.55%	18.89%
$12.84	(20.57)%	$22,222	1.23%	1.11%	1.62%	23.02%

$14.54	13.29%	$15,855	1.15%	0.30%	1.19%	21.65%
$13.49	13.18%	$13,393	1.13%	0.23%	1.18%	53.92%
$13.35	20.82%	$12,361	1.15%	0.76%	1.25%	126.99%
$15.40	20.10%	$9,423	1.23%	1.22%	1.35%	19.17%
$12.98	20.31%	$6,841	1.20%	1.33%	1.35%	18.28%
$10.93	(8.24)%	$5,070	1.15%	1.29%	1.38%	18.20%

$12.26	12.51%	$10,513	1.15%	(0.44)%	1.19%	81.48%
$12.45	(0.49)%	$10,381	1.14%	(0.07)%	1.19%	140.90%
$13.90	28.45%	$10,444	1.14%	(0.71)%	1.26%	92.74%
$10.95	11.28%	$8,079	1.25%	(0.90)%	1.36%	138.61%
$9.84	21.93%	$6,486	1.19%	(0.96)%	1.36%	125.97%
$8.07	(12.54)%	$5,533	1.17%	(0.88)%	1.44%	117.06%

$15.76	11.05%	$9,738	1.29%	1.00%	1.74%	24.07%
$15.11	6.96%	$9,353	1.28%	(0.03)%	1.77%	43.25%
$16.38	19.64%	$1,604	1.29%	0.69%	1.77%	8.39%
$14.21	25.53%	$353	1.48%	(0.03)%	1.91%	11.25%
$11.44	14.43%	$112	2.04%	0.35%	2.29%	48.84%

$12.34	12.31%	$4,970	1.39%	0.26%	1.75%	99.19%
$11.06	17.04%	$4,202	1.40%	1.37%	1.75%	36.22%
$9.58	19.46%	$3,687	1.46%	1.15%	1.83%	44.96%
$8.12	19.25%	$1,686	1.58%	0.91%	1.92%	50.68%
$6.88	9.58%	$2,162	1.63%	0.95%	1.90%	199.78%
$6.31	(15.07)%	$1,412	1.68%	(0.24)%	1.93%	95.86%

$17.01	13.69%	$104,392	1.29%	0.02%	1.54%	24.91%
$16.43	11.16%	$81,883	1.28%	(0.26)%	1.53%	58.01%
$15.57	20.05%	$75,627	1.30%	(0.41)%	1.57%	30.38%
$13.08	25.06%	$28,903	1.42%	(0.77)%	1.80%	32.06%
$10.53	5.30%	$5,460	1.06%	(0.42)%	2.02%	13.24%

$14.03	11.56%	$77,597	1.19%	3.07%	1.44%	15.59%
$13.36	15.79%	$60,059	1.20%	2.28%	1.45%	45.38%
$12.09	19.55%	$40,825	1.10%	2.57%	1.57%	39.65%
$10.35	3.89%	$6,342	1.54%	1.79%	2.14%	1.65%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class A Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments		Total from Investment Activities	Net investment income	Net realized gains on investments	Total Dividends
Short U.S. Government Fund
Six Months Ended March 31, 2007 (Unaudited)	$9.48	0.17	(b)	0.04		0.21	(0.16)	—	(0.16)
Year Ended September 30, 2006	$9.50	0.28	(b)	0.01	(i)	0.29	(0.31)	—	(0.31)
Year Ended September 30, 2005	$9.70	0.23		(0.14)		0.09	(0.29)	—	(0.29)
Year Ended September 30, 2004	$9.89	0.17		(0.10)		0.07	(0.26)	—	(0.26)
Year Ended September 30, 2003	$10.08	0.27		(0.11)		0.16	(0.35)	—	(0.35)
Year Ended September 30, 2002	$10.04	0.43	(c)	0.06	(c)	0.49	(0.45)	—	(0.45)
Intermediate U.S. Government Fund
Six Months Ended March 31, 2007 (Unaudited)	$9.89	0.20	(b)	0.05		0.25	(0.21)	—	(0.21)
Year Ended September 30, 2006	$10.01	0.41	(b)	(0.11)		0.30	(0.42)	—	(0.42)
Year Ended September 30, 2005	$10.24	0.35	(b)	(0.15)		0.20	(0.38)	(0.05)	(0.43)
Year Ended September 30, 2004	$10.57	0.32		(0.19)		0.13	(0.33)	(0.13)	(0.46)
Year Ended September 30, 2003	$10.77	0.35		(0.07)		0.28	(0.39)	(0.09)	(0.48)
Year Ended September 30, 2002	$10.38	0.47	(d)	0.42	(d)	0.89	(0.50)	—	(0.50)
Total Return Bond Fund
Six Months Ended March 31, 2007 (Unaudited)	$10.12	0.22	(b)	0.07		0.29	(0.23)	—	(0.23)
Year Ended September 30, 2006	$10.31	0.42	(b)	(0.12)		0.30	(0.44)	(0.05)	(0.49)
Year Ended September 30, 2005	$10.59	0.38	(b)	(0.19)		0.19	(0.44)	(0.03)	(0.47)
Year Ended September 30, 2004	$10.72	0.41		(0.08)		0.33	(0.46)	—	(0.46)
Year Ended September 30, 2003	$10.33	0.47		0.41		0.88	(0.49)	—	(0.49)
Year Ended September 30, 2002	$10.56	0.53	(e)	(0.04	)(e)	0.49	(0.55)	(0.17)	(0.72)
Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2007 (Unaudited)	$10.12	0.16		(0.01)		0.15	(0.16)	—	(0.16)
Year Ended September 30, 2006	$10.06	0.30		0.06		0.36	(0.30)	—	(0.30)
Year Ended September 30, 2005	$10.22	0.27	(b)	(0.16)		0.11	(0.27)	—	(0.27)
Year Ended September 30, 2004	$10.23	0.27	(b)	(0.01)		0.26	(0.27)	—	(0.27)
February 24, 2003 to September 30, 2003 (a)	$10.00	0.15	(b)	0.35		0.50	(0.27)	—	(0.27)
Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2007 (Unaudited)	$10.12	0.15		0.01		0.16	(0.15)	—	(0.15)
Year Ended September 30, 2006	$10.02	0.29		0.10		0.39	(0.29)	—	(0.29)
Year Ended September 30, 2005	$10.15	0.26	(b)	(0.13)		0.13	(0.26)	—	(0.26)
Year Ended September 30, 2004	$10.15	0.24		—	(f)	0.24	(0.24)	—	(0.24)
February 24, 2003 to September 30, 2003 (a)	$10.00	0.18		0.15		0.33	(0.18)	—	(0.18)
North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2007 (Unaudited)	$10.38	0.18	(b)	(0.02)		0.16	(0.18)	(0.01)	(0.19)
Year Ended September 30, 2006	$10.46	0.36		—	(f)	0.36	(0.35)	(0.09)	(0.44)
Year Ended September 30, 2005	$10.67	0.35		(0.19)		0.16	(0.35)	(0.02)	(0.37)
Year Ended September 30, 2004	$10.81	0.32		(0.10)		0.22	(0.32)	(0.04)	(0.36)
Year Ended September 30, 2003	$10.86	0.33		(0.01)		0.32	(0.33)	(0.04)	(0.37)
Year Ended September 30, 2002	$10.54	0.36		0.40		0.76	(0.36)	(0.08)	(0.44)
South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2007 (Unaudited)	$10.35	0.17		(0.03)		0.14	(0.18)	(0.01)	(0.19)
Year Ended September 30, 2006	$10.54	0.34		(0.01)		0.33	(0.34)	(0.18)	(0.52)
Year Ended September 30, 2005	$10.81	0.34		(0.19)		0.15	(0.34)	(0.08)	(0.42)
Year Ended September 30, 2004	$10.88	0.34		(0.07)		0.27	(0.33)	(0.01)	(0.34)
Year Ended September 30, 2003	$10.87	0.34		0.01		0.35	(0.34)	—	(0.34)
Year Ended September 30, 2002	$10.46	0.37		0.41		0.78	(0.37)	—	(0.37)
Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2007 (Unaudited)	$11.39	0.20		(0.03)		0.17	(0.20)	(0.02)	(0.22)
Year Ended September 30, 2006	$11.49	0.40		(0.05)		0.35	(0.39)	(0.06)	(0.45)
Year Ended September 30, 2005	$11.74	0.39		(0.22)		0.17	(0.40)	(0.02)	(0.42)
Year Ended September 30, 2004	$11.96	0.38		(0.14)		0.24	(0.38)	(0.08)	(0.46)
Year Ended September 30, 2003	$11.99	0.37		0.01		0.38	(0.37)	(0.04)	(0.41)
Year Ended September 30, 2002	$11.57	0.41		0.42		0.83	(0.41)	—	(0.41)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.47, $0.02, and 4.38%, respectively.
(d)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.49, $0.40, and 4.74%, respectively.
(e)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.54, $(0.05), and 5.23%, respectively.
(f)	Amount is less than $0.005.
(g)	Not annualized for periods less than one year.
(h)	Annualized for periods less than one year.
(i)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (g)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (e)	Ratio of net investment income (loss) to average net assets (h)		Ratio of expenses to average net assets* (h)	Portfolio turnover rate** (d)

$9.53	2.26%	$4,396	0.91%	3.68%		1.31%	9.26%
$9.48	3.12%	$6,233	0.89%	2.99%		1.29%	98.08%
$9.50	0.96%	$7,980	0.91%	2.40%		1.34%	33.67%
$9.70	0.71%	$8,456	0.99%	1.85%		1.41%	62.59%
$9.89	1.56%	$9,619	1.00%	2.48%		1.40%	93.86%
$10.08	5.03%	$5,286	1.03%	4.03	%(c)	1.43%	73.93%

$9.93	2.53%	$9,781	0.93%	4.12%		1.30%	52.33%
$9.89	3.08%	$9,748	0.92%	4.21%		1.29%	127.13%
$10.01	1.98%	$13,744	0.96%	3.41%		1.33%	107.04%
$10.24	1.30%	$11,959	1.05%	2.90%		1.42%	98.35%
$10.57	2.62%	$9,646	1.07%	3.13%		1.42%	209.07%
$10.77	8.85%	$6,453	1.10%	4.56	%(d)	1.45%	79.36%

$10.18	2.87%	$7,962	0.92%	4.34%		1.29%	102.84%
$10.12	2.96%	$6,407	0.93%	4.16%		1.29%	226.36%
$10.31	1.88%	$7,254	0.96%	3.62%		1.33%	173.74%
$10.59	3.22%	$4,786	1.07%	3.84%		1.44%	31.95%
$10.72	8.69%	$4,308	1.08%	4.34%		1.44%	43.98%
$10.33	4.98%	$2,042	1.11%	5.11	%(e)	1.50%	69.15%

$10.11	1.52%	$3,490	0.92%	3.16%		1.37%	22.60%
$10.12	3.67%	$2,729	0.91%	3.02%		1.37%	64.55%
$10.06	1.06%	$2,566	0.89%	2.65%		1.47%	37.50%
$10.22	2.55%	$2,746	0.78%	2.63%		1.57%	24.78%
$10.23	5.09%	$1,877	0.62%	2.50%		1.65%	42.87%

$10.13	1.59%	$2,281	0.87%	2.98%		1.42%	43.22%
$10.12	3.95%	$1,966	0.85%	2.89%		1.41%	219.80%
$10.02	1.28%	$1,609	0.81%	2.57%		1.52%	44.67%
$10.15	2.37%	$667	0.75%	2.32%		1.73%	55.18%
$10.15	3.32%	$482	0.72%	2.22%		2.24%	40.16%

$10.35	1.54%	$19,755	0.90%	3.41%		1.30%	35.50%
$10.38	3.58%	$19,163	0.90%	3.45%		1.30%	94.95%
$10.46	1.49%	$21,600	0.90%	3.29%		1.36%	60.84%
$10.67	2.10%	$22,689	0.90%	3.03%		1.42%	67.80%
$10.81	3.04%	$25,323	0.92%	3.11%		1.42%	44.56%
$10.86	7.46%	$23,828	0.93%	3.41%		1.43%	20.39%

$10.30	1.38%	$3,996	0.92%	3.30%		1.34%	22.96%
$10.35	3.27%	$4,001	0.93%	3.30%		1.35%	80.24%
$10.54	1.39%	$4,072	0.92%	3.20%		1.40%	56.03%
$10.81	2.60%	$4,149	0.90%	3.11%		1.44%	32.63%
$10.88	3.29%	$4,680	0.86%	3.14%		1.43%	32.04%
$10.87	7.67%	$4,128	0.83%	3.52%		1.48%	21.81%

$11.34	1.50%	$8,972	0.90%	3.41%		1.30%	30.32%
$11.39	3.23%	$11,877	0.90%	3.55%		1.30%	76.53%
$11.49	1.44%	$13,145	0.89%	3.39%		1.36%	48.04%
$11.74	2.05%	$13,005	0.91%	3.22%		1.43%	45.07%
$11.96	3.24%	$7,447	0.92%	3.14%		1.42%	34.17%
$11.99	7.36%	$3,041	0.96%	3.45%		1.46%	13.12%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class A Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities		Net investment income	Net realized gains on investments	Total Dividends
West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2007 (Unaudited)	$9.79	0.18	(b)	(0.01)	0.17		(0.18)	(0.03)	(0.21)
Year Ended September 30, 2006	$9.85	0.39		(0.02)	0.37		(0.37)	(0.06)	(0.43)
Year Ended September 30, 2005	$10.08	0.35	(b)	(0.15)	0.20		(0.35)	(0.08)	(0.43)
Year Ended September 30, 2004	$10.20	0.32		(0.07)	0.25		(0.33)	(0.04)	(0.37)
Year Ended September 30, 2003	$10.35	0.33	(b)	0.01	0.34		(0.33)	(0.16)	(0.49)
Year Ended September 30, 2002	$10.01	0.43		0.31	0.74		(0.38)	(0.02)	(0.40)
Prime Money Market Fund
Six Months Ended March 31, 2007 (Unaudited)	$1.00	0.02		— (c)	0.02		(0.02)	—	(0.02)
Year Ended September 30, 2006	$1.00	0.04		— (c)	0.04		(0.04)	—	(0.04)
Year Ended September 30, 2005	$1.00	0.02		— (c)	0.02		(0.02)	—	(0.02)
Year Ended September 30, 2004	$1.00	—	(c)	— (c)	—	(c)	— (c)	—	— (c)
Year Ended September 30, 2003	$1.00	—	(c)	—	—	(c)	— (c)	—	— (c)
Year Ended September 30, 2002	$1.00	0.01		—	0.01		(0.01)	—	(0.01)
U.S. Treasury Money Market Fund
Six Months Ended March 31, 2007 (Unaudited)	$1.00	0.02		—	0.02		(0.02)	—	(0.02)
Year Ended September 30, 2006	$1.00	0.04		—	0.04		(0.04)	—	(0.04)
Year Ended September 30, 2005	$1.00	0.02		—	0.02		(0.02)	—	(0.02)
Year Ended September 30, 2004	$1.00	—	(c)	—	—	(c)	— (c)	—	— (c)
Year Ended September 30, 2003	$1.00	—	(c)	—	—	(c)	— (c)	—	— (c)
Year Ended September 30, 2002	$1.00	0.01		— (c)	0.01		(0.01)	—	(0.01)
National Tax-Free Money Market Fund
Six Months Ended March 31, 2007 (Unaudited)	$1.00	0.01		— (c)	0.01		(0.01)	—	(0.01)
August 1, 2006 to September 30, 2006 (a)	$1.00	—	(c)	—	—	(c)	— (c)	—	— (c)
Capital Manager Conservative Growth Fund***
Six Months Ended March 31, 2007 (Unaudited)	$9.96	0.15	(b)	0.36	0.51		(0.16)	—	(0.16)
Year Ended September 30, 2006	$9.76	0.31	(b)	0.22	0.53		(0.33)	—	(0.33)
Year Ended September 30, 2005	$9.30	0.23		0.45	0.68		(0.22)	—	(0.22)
Year Ended September 30, 2004	$8.84	0.16	(b)	0.46	0.62		(0.16)	—	(0.16)
Year Ended September 30, 2003	$8.29	0.18		0.57	0.75		(0.16)	(0.04)	(0.20)
Year Ended September 30, 2002	$9.12	0.23		(0.68)	(0.45)		(0.20)	(0.18)	(0.38)
Capital Manager Moderate Growth Fund***
Six Months Ended March 31, 2007 (Unaudited)	$10.22	0.10	(b)	0.55	0.65		(0.11)	(0.22)	(0.33)
Year Ended September 30, 2006	$9.79	0.24	(b)	0.45	0.69		(0.26)	—	(0.26)
Year Ended September 30, 2005	$9.01	0.17	(b)	0.76	0.93		(0.15)	—	(0.15)
Year Ended September 30, 2004	$8.28	0.08	(b)	0.73	0.81		(0.08)	—	(0.08)
Year Ended September 30, 2003	$7.47	0.08		0.82	0.90		(0.08)	(0.01)	(0.09)
Year Ended September 30, 2002	$8.82	0.12		(0.99)	(0.87)		(0.11)	(0.37)	(0.48)
Capital Manager Growth Fund***
Six Months Ended March 31, 2007 (Unaudited)	$10.23	0.07	(b)	0.66	0.73		(0.08)	(0.27)	(0.35)
Year Ended September 30, 2006	$9.68	0.20	(b)	0.56	0.76		(0.21)	—	(0.21)
Year Ended September 30, 2005	$8.70	0.13		0.96	1.09		(0.11)	—	(0.11)
Year Ended September 30, 2004	$7.81	0.05	(b)	0.88	0.93		(0.04)	—	(0.04)
Year Ended September 30, 2003	$6.87	0.04		0.94	0.98		(0.04)	—	(0.04)
Year Ended September 30, 2002	$8.46	0.03		(1.20)	(1.17)		(0.02)	(0.40)	(0.42)
Capital Manager Equity Fund***
Six Months Ended March 31, 2007 (Unaudited)	$11.57	0.04	(b)	0.89	0.93		(0.06)	(0.85)	(0.91)
Year Ended September 30, 2006	$10.95	0.17	(b)	0.83	1.00		(0.19)	(0.19)	(0.38)
Year Ended September 30, 2005	$9.58	0.09	(b)	1.34	1.43		(0.06)	—	(0.06)
Year Ended September 30, 2004	$8.45	0.02	(b)	1.12	1.14		(0.01)	—	(0.01)
Year Ended September 30, 2003	$7.36	—	(b)(c)	1.15	1.15		(0.01)	(0.05)	(0.06)
Year Ended September 30, 2002	$8.96	(0.02)		(1.58)	(1.60)		—	—	—

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
***	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Period from commencement of operations.
(b)	Per share net investment income(loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (d)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (e)	Ratio of net investment income (loss) to average net assets (e)	Ratio of expenses to average net assets* (e)	Portfolio turnover rate** (d)

$9.75	1.73%	$16,614	0.90%	3.64%	0.90%	14.03%
$9.79	3.85%	$15,773	0.90%	3.80%	0.90%	50.14%
$9.85	1.97%	$13,911	0.93%	3.50%	0.96%	32.10%
$10.08	2.51%	$10,815	1.01%	3.24%	1.03%	16.24%
$10.20	3.41%	$11,541	0.98%	3.23%	1.01%	25.59%
$10.35	7.61%	$10,029	0.97%	3.78%	1.13%	61.44%

$1.00	2.22%	$841,666	0.97%	4.42%	1.09%	—
$1.00	3.86%	$636,327	0.98%	3.83%	1.09%	—
$1.00	1.92%	$493,282	0.91%	1.91%	1.13%	—
$1.00	0.41%	$426,217	0.86%	0.40%	1.20%	—
$1.00	0.48%	$459,375	0.98%	0.47%	1.19%	—
$1.00	1.21%	$416,782	1.05%	1.20%	1.23%	—

$1.00	2.14%	$180,459	0.96%	4.25%	1.10%	—
$1.00	3.64%	$167,900	0.96%	3.63%	1.09%	—
$1.00	1.69%	$114,260	0.89%	1.66%	1.14%	—
$1.00	0.31%	$122,500	0.79%	0.31%	1.21%	—
$1.00	0.30%	$135,059	0.99%	0.32%	1.20%	—
$1.00	1.01%	$197,830	1.05%	1.01%	1.24%	—

$1.00	1.53%	$293	0.65%	2.98%	0.95%	—
$1.00	0.51%	$1	0.62%	2.96%	1.26%	—

$10.31	5.11%	$9,581	0.33%	2.91%	0.95%	16.88%
$9.96	5.54%	$9,365	0.33%	3.12%	0.95%	5.69%
$9.76	7.39%	$8,646	0.43%	2.45%	1.01%	52.50%
$9.30	6.97%	$5,242	0.69%	1.68%	1.14%	2.47%
$8.84	9.09%	$2,579	0.78%	1.86%	1.23%	33.03%
$8.29	(5.18)%	$1,198	0.79%	2.25%	1.24%	6.29%

$10.54	6.42%	$36,459	0.35%	1.98%	0.97%	24.06%
$10.22	7.10%	$33,472	0.35%	2.44%	0.97%	7.33%
$9.79	10.35%	$28,912	0.48%	1.77%	1.05%	37.83%
$9.01	9.77%	$20,428	0.74%	0.92%	1.19%	0.17%
$8.28	12.13%	$8,054	0.75%	1.11%	1.20%	21.46%
$7.47	(10.76)%	$3,194	0.81%	1.26%	1.26%	14.56%

$10.61	7.21%	$24,839	0.37%	1.34%	0.98%	29.17%
$10.23	7.97%	$22,801	0.36%	2.01%	0.98%	6.26%
$9.68	12.51%	$17,219	0.48%	1.37%	1.07%	26.22%
$8.70	11.85%	$12,007	0.75%	0.52%	1.23%	0.19%
$7.81	14.22%	$4,660	0.80%	0.59%	1.25%	17.80%
$6.87	(14.82)%	$2,700	0.87%	0.39%	1.32%	8.38%

$11.59	8.16%	$8,903	0.38%	0.77%	0.99%	31.99%
$11.57	9.39%	$7,762	0.36%	1.53%	0.97%	1.48%
$10.95	14.95%	$6,183	0.45%	0.91%	1.09%	2.14%
$9.58	13.53%	$3,557	0.77%	0.22%	1.31%	3.10%
$8.45	15.61%	$1,225	0.95%	0.05%	1.40%	8.30%
$7.36	(17.86)%	$645	0.90%	(0.15)%	1.35%	5.75%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class B Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments and foreign currency transactions	Total from Investment Activities	Net investment income	Net realized gains on investments and foreign currency transactions	Total Dividends
Large Cap Fund
Six Months Ended March 31, 2007 (Unaudited)	$20.15	0.05	(b)	1.15	1.20	(0.03)	(3.35)	(3.38)
Year Ended September 30, 2006	$19.31	0.16	(b)	2.27	2.43	(0.15)	(1.44)	(1.59)
Year Ended September 30, 2005	$17.12	0.13		2.22	2.35	(0.16)	—	(0.16)
Year Ended September 30, 2004	$14.75	0.09		2.38	2.47	(0.10)	—	(0.10)
Year Ended September 30, 2003	$12.75	0.12		2.01	2.13	(0.13)	—	(0.13)
Year Ended September 30, 2002	$16.68	0.06		(3.44)	(3.38)	(0.07)	(0.48)	(0.55)
Mid Cap Value Fund
Six Months Ended March 31, 2007 (Unaudited)	$13.23	(0.03	)(b)	1.70	1.67	— (c)	(0.69)	(0.69)
Year Ended September 30, 2006	$13.16	(0.07	)(b)	1.59	1.52	— (c)	(1.45)	(1.45)
Year Ended September 30, 2005	$15.30	—	(b)(c)	3.02	3.02	(0.07)	(5.09)	(5.16)
Year Ended September 30, 2004	$12.91	0.07	(b)	2.42	2.49	(0.10)	—	(0.10)
Year Ended September 30, 2003	$10.90	0.07		2.03	2.10	(0.09)	—	(0.09)
Year Ended September 30, 2002	$13.10	0.08		(1.03)	(0.95)	(0.10)	(1.15)	(1.25)
Mid Cap Growth Fund
Six Months Ended March 31, 2007 (Unaudited)	$11.95	(0.07	)(b)	1.43	1.36	—	(1.65)	(1.65)
Year Ended September 30, 2006	$13.47	(0.11	)(b)	0.01 (g)	(0.10)	—	(1.42)	(1.42)
Year Ended September 30, 2005	$10.70	(0.17	)(b)	3.08	2.91	—	(0.14)	(0.14)
Year Ended September 30, 2004	$9.68	(0.16)		1.18	1.02	—	—	—
Year Ended September 30, 2003	$8.00	(0.13)		1.81	1.68	—	—	—
Year Ended September 30, 2002	$9.79	(0.14	)(b)	(1.02)	(1.16)	—	(0.63)	(0.63)
Small Cap Fund
Six Months Ended March 31, 2007 (Unaudited)	$14.73	0.02	(b)	1.52	1.54	(0.06)	(0.91)	(0.97)
Year Ended September 30, 2006	$16.11	(0.12	)(b)	1.05	0.93	(0.01)	(2.30)	(2.31)
Year Ended September 30, 2005	$14.06	—	(b)(c)	2.58	2.58	(0.11)	(0.42)	(0.53)
Year Ended September 30, 2004	$11.40	(0.10	)(b)	2.88	2.78	—	(0.12)	(0.12)
May 19, 2003 to September 30, 2003 (a)	$10.00	(0.04	)(b)	1.44	1.40	—	—	—
International Equity Fund
Six Months Ended March 31, 2007 (Unaudited)	$10.46	(0.03	)(b)	1.28	1.25	(0.04)	(0.02)	(0.06)
Year Ended September 30, 2006	$9.09	0.06	(b)	1.42	1.48	(0.11)	—	(0.11)
Year Ended September 30, 2005	$7.74	0.03	(b)	1.38	1.41	(0.06)	—	(0.06)
Year Ended September 30, 2004	$6.57	0.02	(b)	1.19	1.21	(0.04)	—	(0.04)
Year Ended September 30, 2003	$6.07	(0.02	)(b)	0.54	0.52	(0.02)	—	(0.02)
Year Ended September 30, 2002	$7.19	(0.07	)(b)	(1.05)	(1.12)	—	—	—
Special Opportunities Equity Fund
Six Months Ended March 31, 2007 (Unaudited)	$16.00	(0.06	)(b)	2.12	2.06	—	(1.60)	(1.60)
Year Ended September 30, 2006	$15.29	(0.16)		1.66	1.50	—	(0.79)	(0.79)
Year Ended September 30, 2005	$12.95	(0.13)		2.59	2.46	—	(0.12)	(0.12)
Year Ended September 30, 2004	$10.50	(0.12)		2.65	2.53	—	(0.08)	(0.08)
June 2, 2003 to September 30, 2003 (a)	$10.00	(0.02)		0.52	0.50	—	—	—
Equity Income Fund
Six Months Ended March 31, 2007 (Unaudited)	$13.33	0.16	(b)	1.30	1.46	(0.11)	(0.68)	(0.79)
Year Ended September 30, 2006	$12.08	0.19		1.56	1.75	(0.23)	(0.27)	(0.50)
Year Ended September 30, 2005	$10.34	0.16		1.77	1.93	(0.17)	(0.02)	(0.19)
June 30, 2004 to September 30, 2004 (a)	$10.00	0.03	(b)	0.34	0.37	(0.03)	—	(0.03)
Intermediate U.S. Government Fund
Six Months Ended March 31, 2007 (Unaudited)	$9.86	0.17	(b)	0.04	0.21	(0.17)	—	(0.17)
Year Ended September 30, 2006	$9.98	0.34	(b)	(0.12)	0.22	(0.34)	—	(0.34)
Year Ended September 30, 2005	$10.20	0.27	(b)	(0.13)	0.14	(0.31)	(0.05)	(0.36)
Year Ended September 30, 2004	$10.53	0.21		(0.16)	0.05	(0.25)	(0.13)	(0.38)
Year Ended September 30, 2003	$10.73	0.27		(0.07)	0.20	(0.31)	(0.09)	(0.40)
Year Ended September 30, 2002	$10.35	0.39	(d)	0.41 (d)	0.80	(0.42)	—	(0.42)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.41, $0.39 and 3.99% respectively.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (e)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (f)	Ratio of net investment income (loss) to average net assets (f)		Ratio of expenses to average net assets* (f)	Portfolio turnover rate** (d)

$17.97	5.77%	$21,310	1.92%	0.51%		1.96%	39.05%
$20.15	13.45%	$14,808	1.88%	0.85%		1.93%	34.83%
$19.31	13.75%	$22,148	1.89%	0.82%		1.99%	19.50%
$17.12	16.75%	$26,309	1.95%	0.58%		2.06%	16.40%
$14.75	16.74%	$26,215	1.91%	0.92%		2.05%	18.89%
$12.75	(21.14)%	$24,849	1.98%	0.36%		2.12%	23.02%

$14.21	12.88%	$6,059	1.90%	(0.45)%		1.94%	21.65%
$13.23	12.38%	$5,391	1.89%	(0.53)%		1.93%	53.92%
$13.16	19.94%	$4,534	1.89%	0.02%		1.99%	126.99%
$15.30	19.31%	$3,582	1.98%	0.47%		2.10%	19.17%
$12.91	19.31%	$2,071	1.95%	0.58%		2.10%	18.28%
$10.90	(8.80)%	$1,158	1.91%	0.63%		2.12%	18.20%

$11.66	12.06%	$2,425	1.90%	(1.19)%		1.94%	81.48%
$11.95	(1.23)%	$2,377	1.89%	(0.83)%		1.94%	140.90%
$13.47	27.42%	$2,395	1.91%	(1.46)%		2.01%	92.74%
$10.70	10.54%	$1,973	2.00%	(1.65)%		2.11%	138.61%
$9.68	21.00%	$1,030	1.95%	(1.73)%		2.11%	125.97%
$8.00	(13.20)%	$507	1.76%	(1.52)%		2.07%	117.06%

$15.30	10.66%	$4,077	2.04%	0.26%		2.24%	24.07%
$14.73	6.19%	$4,092	2.04%	(0.79)%		2.28%	43.25%
$16.11	18.79%	$259	2.05%	0.00%		2.27%	8.39%
$14.06	24.56%	$136	2.22%	(0.75)%		2.41%	11.25%
$11.40	14.00%	$29	2.69%	(0.93)%		2.69%	48.84%

$11.65	11.96%	$1,974	2.14%	(0.52)%		2.25%	99.19%
$10.46	16.27%	$1,819	2.15%	0.64%		2.25%	36.22%
$9.09	18.34%	$2,007	2.20%	0.36%		2.33%	44.96%
$7.74	18.47%	$2,140	2.33%	0.24%		2.42%	50.68%
$6.57	8.63%	$2,012	2.40%	(0.37)%		2.41%	199.78%
$6.07	(15.58)%	$2,056	2.43%	(1.01)%		2.43%	95.86%

$16.46	13.28%	$26,856	2.04%	(0.74)%		2.04%	24.91%
$16.00	10.35%	$22,901	2.03%	(1.01)%		2.03%	58.01%
$15.29	19.09%	$21,911	2.06%	(1.18)%		2.08%	30.38%
$12.95	24.17%	$13,215	2.15%	(1.51)%		2.30%	32.06%
$10.50	5.00%	$4,360	1.80%	(1.16)%		2.50%	13.24%

$14.00	11.21%	$12,534	1.94%	2.32%		1.94%	15.59%
$13.33	14.84%	$9,592	1.95%	1.52%		1.95%	45.38%
$12.08	18.79%	$5,611	1.87%	1.74%		2.09%	39.65%
$10.34	3.66%	$1,672	2.29%	1.07%		2.65%	1.65%

$9.90	2.16%	$3,472	1.68%	3.38%		1.80%	52.33%
$9.86	2.32%	$4,020	1.68%	3.48%		1.79%	127.13%
$9.98	1.33%	$5,725	1.71%	2.67%		1.84%	107.04%
$10.20	0.55%	$6,883	1.80%	2.15%		1.92%	98.35%
$10.53	1.86%	$7,869	1.82%	2.42%		1.92%	209.97%
$10.73	7.96%	$5,981	1.85%	3.81	%(d)	1.95%	79.36%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class B Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments		Total from Investment Activities		Net investment income	Net realized gains on investments	Total Dividends
Total Return Bond Fund
Six Months Ended March 31, 2007 (Unaudited)	$10.13	0.18	(b)	0.07		0.25		(0.19)	—	(0.19)
Year Ended September 30, 2006	$10.32	0.34	(b)	(0.12)		0.22		(0.36)	(0.05)	(0.41)
Year Ended September 30, 2005	$10.59	0.30	(b)	(0.18)		0.12		(0.36)	(0.03)	(0.39)
Year Ended September 30, 2004	$10.72	0.32		(0.07)		0.25		(0.38)	—	(0.38)
Year Ended September 30, 2003	$10.34	0.39		0.40		0.79		(0.41)	—	(0.41)
Year Ended September 30, 2002	$10.57	0.45	(d)	(0.04	)(d)	0.41		(0.47)	(0.17)	(0.64)
Prime Money Market Fund
Six Months Ended March 31, 2007 (Unaudited)	$1.00	0.02		—	(c)	0.02		(0.02)	—	(0.02)
Year Ended September 30, 2006	$1.00	0.03		—	(c)	0.03		(0.03)	—	(0.03)
Year Ended September 30, 2005	$1.00	0.01		—	(c)	0.01		(0.01)	—	(0.01)
Year Ended September 30, 2004	$1.00	—	(c)	—	(c)	—	(c)	— (c)	—	— (c)
Year Ended September 30, 2003	$1.00	—	(c)	—		—	(c)	— (c)	—	— (c)
Year Ended September 30, 2002	$1.00	0.01		—		0.01		(0.01)	—	(0.01)
U.S. Treasury Money Market Fund
Six Months Ended March 31, 2007 (Unaudited)	$1.00	0.02		—		0.02		(0.02)	—	(0.02)
Year Ended September 30, 2006	$1.00	0.03		—		0.03		(0.03)	—	(0.03)
Year Ended September 30, 2005	$1.00	0.01		—		0.01		(0.01)	—	(0.01)
Year Ended September 30, 2004	$1.00	—	(c)	—		—	(c)	— (c)	—	— (c)
Year Ended September 30, 2003	$1.00	—	(c)	—		—	(c)	— (c)	—	— (c)
Year Ended September 30, 2002	$1.00	0.01		—		0.01		(0.01)	—	(0.01)
National Tax-Free Money Market Fund
Six Months Ended March 31, 2007 (Unaudited)	$1.00	0.01		—	(c)	0.01		(0.01)	—	(0.01)
August 1, 2006 to September 30, 2006 (a)	$1.00	—	(c)	—		—	(c)	— (c)	—	— (c)
Capital Manager Conservative Growth Fund***
Six Months Ended March 31, 2007 (Unaudited)	$9.96	0.11	(b)	0.36		0.47		(0.12)	—	(0.12)
Year Ended September 30, 2006	$9.76	0.23	(b)	0.23		0.46		(0.26)	—	(0.26)
Year Ended September 30, 2005	$9.30	0.16		0.45		0.61		(0.15)	—	(0.15)
Year Ended September 30, 2004	$8.85	0.09	(b)	0.45		0.54		(0.09)	—	(0.09)
Year Ended September 30, 2003	$8.29	0.11		0.59		0.70		(0.10)	(0.04)	(0.14)
Year Ended September 30, 2002	$9.13	0.15		(0.67)		(0.52)		(0.14)	(0.18)	(0.32)
Capital Manager Moderate Growth Fund***
Six Months Ended March 31, 2007 (Unaudited)	$10.05	0.06	(b)	0.55		0.61		(0.08)	(0.22)	(0.30)
Year Ended September 30, 2006	$9.64	0.17	(b)	0.42		0.59		(0.18)	—	(0.18)
Year Ended September 30, 2005	$8.86	0.09	(b)	0.77		0.86		(0.08)	—	(0.08)
Year Ended September 30, 2004	$8.15	0.02	(b)	0.71		0.73		(0.02)	—	(0.02)
Year Ended September 30, 2003	$7.41	0.04		0.80		0.84		(0.09)	(0.01)	(0.10)
Year Ended September 30, 2002	$8.75	0.05		(0.97)		(0.92)		(0.05)	(0.37)	(0.42)
Capital Manager Growth Fund***
Six Months Ended March 31, 2007 (Unaudited)	$10.05	0.05	(b)	0.64		0.69		(0.05)	(0.27)	(0.32)
Year Ended September 30, 2006	$9.51	0.12	(b)	0.56		0.68		(0.14)	—	(0.14)
Year Ended September 30, 2005	$8.55	0.05	(b)	0.95		1.00		(0.04)	—	(0.04)
Year Ended September 30, 2004	$7.70	(0.02	)(b)	0.87		0.85		—	—	—
Year Ended September 30, 2003	$6.80	(0.01)		0.91		0.90		— (c)	—	— (c)
Year Ended September 30, 2002	$8.42	(0.01)		(1.21)		(1.22)		—	(0.40)	(0.40)
Capital Manager Equity Fund***
Six Months Ended March 31, 2007 (Unaudited)	$11.26	0.01	(b)	0.85		0.86		(0.04)	(0.85)	(0.89)
Year Ended September 30, 2006	$10.67	0.09	(b)	0.80		0.89		(0.11)	(0.19)	(0.30)
Year Ended September 30, 2005	$9.36	0.01	(b)	1.31		1.32		(0.01)	—	(0.01)
Year Ended September 30, 2004	$8.30	(0.05	)(b)	1.11		1.06		—	—	—
Year Ended September 30, 2003	$7.28	(0.05	)(b)	1.12		1.07		—	(0.05)	(0.05)
Year Ended September 30, 2002	$8.93	(0.04)		(1.61)		(1.65)		—	—	—

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
***	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses) and the net investment income ratio would have been: $0.46, $(0.05) and 4.51%, respectively.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (e)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (f)	Ratio of net investment income (loss) to average net assets (f)		Ratio of expenses to average net assets* (f)	Portfolio turnover rate** (d)

$10.19	2.49%	$4,917	1.67%	3.58%		1.79%	102.84%
$10.13	2.27%	$4,872	1.68%	3.39%		1.79%	226.36%
$10.32	1.21%	$6,161	1.71%	2.87%		1.84%	173.14%
$10.59	2.45%	$6,602	1.82%	3.09%		1.94%	31.95%
$10.72	7.77%	$6,358	1.83%	3.61%		1.94%	43.18%
$10.34	4.18%	$4,465	1.84%	4.39	%(d)	1.99%	69.15%

$1.00	1.99%	$2,007	1.47%	3.92%		1.59%	—
$1.00	3.37%	$2,256	1.48%	3.34%		1.59%	—
$1.00	1.32%	$1,790	1.49%	1.28%		1.63%	—
$1.00	0.06%	$2,280	1.20%	0.06%		1.70%	—
$1.00	0.15%	$2,543	1.32%	0.16%		1.69%	—
$1.00	0.60%	$2,730	1.67%	0.70%		1.77%	—

$1.00	1.92%	$347	1.46%	3.76%		1.60%	—
$1.00	3.12%	$381	1.46%	2.97%		1.59%	—
$1.00	1.09%	$807	1.48%	1.05%		1.64%	—
$1.00	0.05%	$887	1.05%	0.05%		1.71%	—
$1.00	0.16%	$1,126	1.12%	0.15%		1.70%	—
$1.00	0.39%	$1,121	1.69%	0.48%		1.77%	—

$1.00	1.13%	$1	1.37%	2.26%		1.42%	—
$1.00	0.36%	$1	1.39%	2.19%		1.78%	—

$10.31	4.72%	$4,934	1.08%	2.17%		1.45%	16.88%
$9.96	4.75%	$4,968	1.08%	2.37%		1.45%	5.69%
$9.76	6.58%	$4,992	1.20%	1.64%		1.51%	52.50%
$9.30	6.10%	$4,857	1.44%	0.93%		1.64%	2.47%
$8.85	8.45%	$3,150	1.53%	1.07%		1.73%	33.03%
$8.29	(5.94)%	$1,682	1.53%	1.49%		1.73%	6.29%

$10.36	6.05%	$22,104	1.10%	1.26%		1.47%	24.06%
$10.05	6.21%	$21,610	1.10%	1.70%		1.47%	7.33%
$9.64	9.72%	$21,909	1.24%	0.99%		1.55%	37.83%
$8.86	8.94%	$19,049	1.49%	0.17%		1.69%	0.17%
$8.15	11.29%	$8,929	1.50%	0.35%		1.70%	21.46%
$7.41	(11.35)%	$4,384	1.56%	0.52%		1.76%	14.56%

$10.42	6.85%	$20,013	1.12%	0.92%		1.48%	29.17%
$10.05	7.22%	$19,366	1.11%	1.27%		1.48%	6.26%
$9.51	11.68%	$17,141	1.23%	0.59%		1.57%	26.22%
$8.55	11.04%	$13,730	1.50%	(0.23)%		1.73%	0.19%
$7.70	13.31%	$9,142	1.55%	(0.16)%		1.75%	17.80%
$6.80	(15.53)%	$5,712	1.62%	(0.35)%		1.82%	8.38%

$11.23	7.74%	$8,556	1.13%	0.21%		1.49%	31.99%
$11.26	8.51%	$8,023	1.11%	0.80%		1.47%	1.48%
$10.67	14.11%	$7,515	1.21%	0.11%		1.58%	2.14%
$9.36	12.77%	$5,720	1.52%	(0.54)%		1.81%	3.10%
$8.30	14.74%	$2,475	1.70%	(0.69)%		1.90%	8.30%
$7.28	(18.48)%	$1,302	1.67%	(0.94)%		1.87%	5.75%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class C Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments and foreign currency transactions	Total from Investment Activities	Net investment income	Net realized gains on investments and foreign currency transactions	Total Dividends
Large Cap Fund
Six Months Ended March 31, 2007 (Unaudited)	$20.11	0.04	(b)	1.16	1.20	(0.03)	(3.35)	(3.38)
Year Ended September 30, 2006	$19.28	0.16	(b)	2.26	2.42	(0.15)	(1.44)	(1.59)
Year Ended September 30, 2005	$17.09	0.14		2.19	2.33	(0.14)	—	(0.14)
Year Ended September 30, 2004	$14.73	0.09		2.37	2.46	(0.10)	—	(0.10)
Year Ended September 30, 2003	$12.74	0.13		1.99	2.12	(0.13)	—	(0.13)
Year Ended September 30, 2002	$16.67	0.08		(3.45)	(3.37)	(0.08)	(0.48)	(0.56)
Mid Cap Value Fund
Six Months Ended March 31, 2007 (Unaudited)	$13.23	(0.03	)(b)	1.69	1.66	— (c)	(0.69)	(0.69)
Year Ended September 30, 2006	$13.16	(0.07	)(b)	1.59	1.52	— (c)	(1.45)	(1.45)
Year Ended September 30, 2005	$15.30	—	(b)(c)	3.02	3.02	(0.07)	(5.09)	(5.16)
Year Ended September 30, 2004	$12.92	0.07	(b)	2.41	2.48	(0.10)	—	(0.10)
Year Ended September 30, 2003	$10.90	0.07	(b)	2.04	2.11	(0.09)	—	(0.09)
Year Ended September 30, 2002	$13.11	0.08		(1.04)	(0.96)	(0.10)	(1.15)	(1.25)
Mid Cap Growth Fund
Six Months Ended March 31, 2007 (Unaudited)	$11.96	(0.07	)(b)	1.43	1.36	—	(1.65)	(1.65)
Year Ended September 30, 2006	$13.47	(0.09	)(b)	— (c)	(0.09)	—	(1.42)	(1.42)
Year Ended September 30, 2005	$10.70	(0.17	)(b)	3.08	2.91	—	(0.14)	(0.14)
Year Ended September 30, 2004	$9.69	(0.16)		1.17	1.01	—	—	—
Year Ended September 30, 2003	$8.00	(0.15)		1.84	1.69	—	—	—
Year Ended September 30, 2002	$9.79	(0.15	)(b)	(1.01)	(1.16)	—	(0.63)	(0.63)
Small Cap Fund
Six Months Ended March 31, 2007 (Unaudited)	$14.71	0.02	(b)	1.53	1.55	(0.06)	(0.91)	(0.97)
Year Ended September 30, 2006	$16.10	(0.11	)(b)	1.03	0.92	(0.01)	(2.30)	(2.31)
Year Ended September 30, 2005	$14.06	(0.02	)(b)	2.60	2.58	(0.12)	(0.42)	(0.54)
Year Ended September 30, 2004	$11.40	(0.12	)(b)	2.90	2.78	—	(0.12)	(0.12)
May 19, 2003 to September 30, 2003 (a)	$10.00	(0.05	)(b)	1.45	1.40	—	—	—
International Equity Fund
Six Months Ended March 31, 2007 (Unaudited)	$10.44	(0.03	)(b)	1.27	1.24	(0.04)	(0.02)	(0.06)
Year Ended September 30, 2006	$9.07	0.05	(b)	1.42	1.47	(0.10)	—	(0.10)
Year Ended September 30, 2005	$7.74	0.06	(b)	1.36	1.42	(0.09)	—	(0.09)
Year Ended September 30, 2004	$6.58	—	(b)	1.20	1.20	(0.04)	—	(0.04)
Year Ended September 30, 2003	$6.07	(0.07	)(b)	0.60	0.53	(0.02)	—	(0.02)
Year Ended September 30, 2002	$7.20	(0.07)		(1.06)	(1.13)	—	—	—
Special Opportunities Equity Fund
Six Months Ended March 31, 2007 (Unaudited)	$16.01	(0.06	)(b)	2.12	2.06	—	(1.60)	(1.60)
Year Ended September 30, 2006	$15.30	(0.14)		1.64	1.50	—	(0.79)	(0.79)
Year Ended September 30, 2005	$12.95	(0.13)		2.60	2.47	—	(0.12)	(0.12)
Year Ended September 30, 2004	$10.50	(0.11)		2.64	2.53	—	(0.08)	(0.08)
June 2, 2003 to September 30, 2003 (a)	$10.00	(0.02)		0.52	0.50	—	—	—
Equity Income Fund
Six Months Ended March 31, 2007 (Unaudited)	$13.32	0.16	(b)	1.30	1.46	(0.11)	(0.68)	(0.79)
Year Ended September 30, 2006	$12.07	0.19		1.56	1.75	(0.23)	(0.27)	(0.50)
Year Ended September 30, 2005	$10.34	0.17		1.76	1.93	(0.18)	(0.02)	(0.20)
June 30, 2004 to September 30, 2004 (a)	$10.00	0.03	(b)	0.34	0.37	(0.03)	—	(0.03)
Intermediate U.S. Government Fund
Six Months Ended March 31, 2007 (Unaudited)	$9.86	0.17	(b)	0.05	0.22	(0.17)	—	(0.17)
Year Ended September 30, 2006	$9.98	0.34	(b)	(0.12)	0.22	(0.34)	—	(0.34)
Year Ended September 30, 2005	$10.20	0.27	(b)	(0.13)	0.14	(0.31)	(0.05)	(0.36)
Year Ended September 30, 2004	$10.53	0.17		(0.12)	0.05	(0.25)	(0.13)	(0.38)
Year Ended September 30, 2003	$10.74	0.26		(0.07)	0.19	(0.31)	(0.09)	(0.40)
Year Ended September 30, 2002	$10.35	0.38	(d)	0.43 (d)	0.81	(0.42)	—	(0.42)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.40, $0.41 and 3.99%, respectively.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (e)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (f)	Ratio of net investment income (loss) to average net assets (f)		Ratio of expenses to average net assets* (f)	Portfolio turnover rate ** (d)

$17.93	5.77%	$239	1.91%	0.44%		1.95%	39.05%
$20.11	13.42%	$161	1.88%	0.82%		1.94%	34.83%
$19.28	13.77%	$176	1.88%	0.80%		1.98%	19.50%
$17.09	16.72%	$157	1.95%	0.57%		2.07%	16.40%
$14.73	16.72%	$122	1.92%	0.90%		2.06%	18.89%
$12.74	(21.10)%	$52	1.94%	0.41%		2.08%	23.02%

$14.20	12.82%	$1,033	1.90%	(0.48)%		1.94%	21.65%
$13.23	12.38%	$743	1.89%	(0.53)%		1.93%	53.92%
$13.16	19.97%	$351	1.90%	0.01%		2.00%	126.99%
$15.30	19.20%	$523	1.98%	0.45%		2.10%	19.17%
$12.92	19.40%	$484	1.95%	0.61%		2.10%	18.28%
$10.90	(8.86)%	$300	1.91%	0.65%		2.12%	18.20%

$11.67	12.05%	$36	1.90%	(1.18)%		1.94%	81.48%
$11.96	(1.15)%	$33	1.88%	(0.70)%		1.93%	140.90%
$13.47	27.42%	$77	1.91%	(1.46)%		2.00%	92.74%
$10.70	10.42%	$208	2.00%	(1.65)%		2.11%	138.61%
$9.69	21.13%	$164	1.95%	(1.71)%		2.11%	125.97%
$8.00	(13.20)%	$143	1.81%	(1.58)%		2.13%	117.06%

$15.29	10.67%	$24	2.04%	0.23%		2.24%	24.07%
$14.71	6.17%	$20	2.03%	(0.76)%		2.27%	43.25%
$16.10	18.71%	$4	2.04%	(0.12)%		2.25%	8.39%
$14.06	24.56%	$1	2.25%	(0.89)%		2.44%	11.25%
$11.40	14.00%	$1	2.64%	(1.15)%		2.64%	48.84%

$11.62	11.93%	$122	2.13%	(0.59)%		2.25%	99.19%
$10.44	16.26%	$188	2.15%	0.47%		2.25%	36.22%
$9.07	18.38%	$92	2.23%	0.70%		2.34%	44.96%
$7.74	18.30%	$2	2.32%	(0.04)%		2.42%	50.68%
$6.58	8.80%	$2	2.40%	(1.06)%		2.40%	199.78%
$6.07	(15.69)%	$7	2.43%	(0.98)%		2.43%	95.86%

$16.47	13.27%	$43,418	2.04%	(0.73)%		2.04%	24.91%
$16.01	10.34%	$34,418	2.03%	(1.02)%		2.03%	58.01%
$15.30	19.16%	$30,299	2.06%	(1.17)%		2.08%	30.38%
$12.95	24.17%	$15,611	2.15%	(1.51)%		2.30%	32.06%
$10.50	5.00%	$4,052	1.80%	(1.17)%		2.52%	13.24%

$13.99	11.22%	$20,099	1.94%	2.35%		1.94%	15.59%
$13.32	14.85%	$14,261	1.95%	1.52%		1.95%	45.38%
$12.07	18.74%	$8,683	1.87%	1.77%		2.08%	39.65%
$10.34	3.66%	$1,816	2.29%	1.14%		2.65%	1.65%

$9.91	2.26%	$190	1.68%	3.38%		1.80%	52.33%
$9.86	2.31%	$207	1.68%	3.47%		1.79%	127.13%
$9.98	1.33%	$274	1.71%	2.66%		1.84%	107.04%
$10.20	0.55%	$607	1.80%	2.15%		1.92%	98.35%
$10.53	1.77%	$836	1.82%	2.57%		1.92%	209.07%
$10.74	8.05%	$1,313	1.79%	3.81	%(d)	1.89%	79.36%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class C Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities		Net investment income	Net realized gains on investments	Total Dividends
Total Return Bond Fund
Six Months Ended March 31, 2007 (Unaudited)	$10.13	0.18	(b)	0.07	0.25		(0.19)	—	(0.19)
Year Ended September 30, 2006	$10.32	0.34	(b)	(0.12)	0.22		(0.36)	(0.05)	(0.41)
Year Ended September 30, 2005	$10.59	0.30	(b)	(0.18)	0.12		(0.36)	(0.03)	(0.39)
Year Ended September 30, 2004	$10.72	0.33		(0.08)	0.25		(0.38)	—	(0.38)
Year Ended September 30, 2003	$10.33	0.39		0.41	0.80		(0.41)	—	(0.41)
Year Ended September 30, 2002	$10.56	0.43	(b)(d)	— (d)	0.43		(0.49)	(0.17)	(0.66)
Prime Money Market Fund
Six Months Ended March 31, 2007 (Unaudited)	$1.00	0.02		— (c)	0.02		(0.02)	—	(0.02)
Year Ended September 30, 2006	$1.00	0.03		— (c)	0.03		(0.03)	—	(0.03)
Year Ended September 30, 2005	$1.00	0.01		— (c)	0.01		(0.01)	—	(0.01)
Year Ended September 30, 2004	$1.00	—	(c)	— (c)	—	(c)	— (c)	—	— (c)
Year Ended September 30, 2003	$1.00	—	(c)	—	—	(c)	— (c)	—	— (c)
January 30, 2002 to September 30, 2002 (a)	$1.00	0.01		—	0.01		(0.01)	—	(0.01)
U.S. Treasury Money Market Fund
Six Months Ended March 31, 2007 (Unaudited)	$1.00	0.02		—	0.02		(0.02)	—	(0.02)
Year Ended September 30, 2006	$1.00	0.03		—	0.03		(0.03)	—	(0.03)
Year Ended September 30, 2005	$1.00	0.01		—	0.01		(0.01)	—	(0.01)
Year Ended September 30, 2004	$1.00	—	(c)	—	—	(c)	— (c)	—	— (c)
Year Ended September 30, 2003	$1.00	—	(c)	—	—	(c)	— (c)	—	— (c)
January 30, 2002 to September 30, 2002 (a)	$1.00	—	(c)	—	—	(c)	— (c)	—	— (c)
National Tax-Free Money Market Fund
Six Months Ended March 31, 2007 (Unaudited)	$1.00	0.01		— (c)	0.01		(0.01)	—	(0.01)
August 1, 2006 to September 30, 2006 (a)	$1.00	—	(c)	—	—	(c)	— (c)	—	— (c)
Capital Manager Conservative Growth Fund***
Six Months Ended March 31, 2007 (Unaudited)	$9.93	0.11	(b)	0.36	0.47		(0.12)	—	(0.12)
Year Ended September 30, 2006	$9.73	0.23	(b)	0.23	0.46		(0.26)	—	(0.26)
Year Ended September 30, 2005	$9.27	0.16		0.45	0.61		(0.15)	—	(0.15)
Year Ended September 30, 2004	$8.82	0.09	(b)	0.44	0.53		(0.08)	—	(0.08)
Year Ended September 30, 2003	$8.26	0.09		0.61	0.70		(0.10)	(0.04)	(0.14)
Year Ended September 30, 2002	$9.10	0.17		(0.69)	(0.52)		(0.14)	(0.18)	(0.32)
Capital Manager Moderate Growth Fund***
Six Months Ended March 31, 2007 (Unaudited)	$10.10	0.07	(b)	0.55	0.62		(0.08)	(0.22)	(0.30)
Year Ended September 30, 2006	$9.69	0.17	(b)	0.42	0.59		(0.18)	—	(0.18)
Year Ended September 30, 2005	$8.91	0.09	(b)	0.77	0.86		(0.08)	—	(0.08)
Year Ended September 30, 2004	$8.18	0.01	(b)	0.73	0.74		(0.01)	—	(0.01)
Year Ended September 30, 2003	$7.42	0.03		0.82	0.85		(0.08)	(0.01)	(0.09)
Year Ended September 30, 2002	$8.77	0.04		(0.97)	(0.93)		(0.05)	(0.37)	(0.42)
Capital Manager Growth Fund***
Six Months Ended March 31, 2007 (Unaudited)	$10.05	0.05	(b)	0.64	0.69		(0.05)	(0.27)	(0.32)
Year Ended September 30, 2006	$9.52	0.11	(b)	0.57	0.68		(0.15)	—	(0.15)
Year Ended September 30, 2005	$8.56	0.04	(b)	0.95	0.99		(0.03)	—	(0.03)
Year Ended September 30, 2004	$7.71	(0.02	)(b)	0.87	0.85		—	—	—
Year Ended September 30, 2003	$6.80	(0.01	)(b)	0.93	0.92		(0.01)	—	(0.01)
Year Ended September 30, 2002	$8.41	(0.02)		(1.19)	(1.21)		—	(0.40)	(0.40)
Capital Manager Equity Fund***
Six Months Ended March 31, 2007 (Unaudited)	$11.22	—	(b)(c)	0.89	0.89		(0.02)	(0.85)	(0.87)
Year Ended September 30, 2006	$10.64	0.10	(b)	0.78	0.88		(0.11)	(0.19)	(0.30)
Year Ended September 30, 2005	$9.33	(0.01	)(b)	1.32	1.31		— (c)	—	— (c)
Year Ended September 30, 2004	$8.28	(0.05	)(b)	1.10	1.05		—	—	—
Year Ended September 30, 2003	$7.26	(0.05	)(b)	1.12	1.07		— (c)	(0.05)	(0.05)
Year Ended September 30, 2002	$8.92	(0.12)		(1.54)	(1.66)		—	—	—

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
***	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses) and the net investment income ratio would have been: $0.44, $(0.01) and 4.40%, respectively.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (e)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (f)	Ratio of net investment income (loss) to average net assets (f)		Ratio of expenses to average net assets* (f)	Portfolio turnover rate** (d)

$10.19	2.49%	$91	1.67%	3.56%		1.79%	102.84%
$10.13	2.18%	$116	1.68%	3.35%		1.79%	226.36%
$10.32	1.21%	$218	1.71%	2.88%		1.84%	173.74%
$10.59	2.44%	$257	1.82%	3.09%		1.94%	31.95%
$10.72	7.86%	$282	1.83%	3.61%		1.94%	43.98%
$10.33	4.37%	$318	1.89%	4.28	%(d)	2.03%	69.15%

$1.00	1.97%	$644	1.48%	3.91%		1.59%	—
$1.00	3.35%	$393	1.48%	3.35%		1.59%	—
$1.00	1.32%	$326	1.49%	1.29%		1.64%	—
$1.00	0.06%	$453	1.20%	0.06%		1.70%	—
$1.00	0.15%	$555	1.30%	0.14%		1.69%	—
$1.00	0.28%	$314	1.60%	0.40%		1.65%	—

$1.00	1.89%	$31	1.46%	3.75%		1.60%	—
$1.00	3.13%	$55	1.45%	3.30%		1.59%	—
$1.00	1.07%	$38	1.50%	1.40%		1.66%	—
$1.00	0.05%	$5	1.02%	0.05%		1.71%	—
$1.00	0.16%	$8	1.12%	0.17%		1.70%	—
$1.00	0.18%	$10	1.60%	0.27%		1.64%	—

$1.00	1.09%	$1	1.45%	2.19%		1.50%	—
$1.00	0.36%	$1	1.39%	2.19%		1.78%	—

$10.28	4.71%	$102	1.08%	2.14%		1.45%	16.88%
$9.93	4.75%	$127	1.08%	2.35%		1.45%	5.69%
$9.73	6.58%	$155	1.20%	1.63%		1.52%	52.50%
$9.27	6.06%	$180	1.44%	0.93%		1.64%	2.47%
$8.82	8.50%	$148	1.53%	1.05%		1.73%	33.03%
$8.26	(5.98)%	$62	1.52%	1.45%		1.72%	6.29%

$10.42	6.12%	$149	1.10%	1.31%		1.47%	24.06%
$10.10	6.19%	$139	1.10%	1.71%		1.47%	7.33%
$9.69	9.62%	$122	1.25%	0.95%		1.56%	37.83%
$8.91	9.08%	$178	1.49%	0.17%		1.69%	0.17%
$8.18	11.39%	$182	1.51%	0.40%		1.71%	21.46%
$7.42	(11.40)%	$307	1.58%	0.53%		1.78%	14.56%

$10.42	6.86%	$75	1.12%	1.03%		1.48%	29.17%
$10.05	7.19%	$61	1.11%	1.17%		1.46%	6.26%
$9.52	11.61%	$37	1.26%	0.43%		1.59%	26.22%
$8.56	11.02%	$63	1.50%	(0.23)%		1.73%	0.19%
$7.71	13.48%	$52	1.54%	(0.14)%		1.74%	17.80%
$6.80	(15.43)%	$12	1.61%	(0.34)%		1.81%	8.38%

$11.24	7.98%	$1	1.01%	0.00%		1.31%	31.99%
$11.22	8.44%	$10	1.11%	0.90%		1.48%	1.48%
$10.64	14.15%	$19	1.27%	(0.09)%		1.63%	2.14%
$9.33	12.68%	$85	1.52%	(0.54)%		1.81%	3.10%
$8.28	14.78%	$28	1.73%	(0.66)%		1.92%	8.30%
$7.26	(18.61)%	$1	1.94%	(1.31)%		1.94%	5.75%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Institutional Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments and foreign currency transactions	Total from Investment Activities	Net investment income	Net realized gains on investments and foreign currency transactions	Total Dividends
Large Cap Fund
Six Months Ended March 31, 2007 (Unaudited)	$20.38	0.14	(b)	1.18	1.32	(0.12)	(3.35)	(3.47)
Year Ended September 30, 2006	$19.51	0.35	(b)	2.31	2.66	(0.35)	(1.44)	(1.79)
Year Ended September 30, 2005	$17.29	0.34		2.22	2.56	(0.34)	—	(0.34)
Year Ended September 30, 2004	$14.90	0.26		2.39	2.65	(0.26)	—	(0.26)
Year Ended September 30, 2003	$12.87	0.27		2.03	2.30	(0.27)	—	(0.27)
Year Ended September 30, 2002	$16.82	0.22		(3.47)	(3.25)	(0.22)	(0.48)	(0.70)
Mid Cap Value Fund
Six Months Ended March 31, 2007 (Unaudited)	$13.54	0.04	(b)	1.74	1.78	(0.02)	(0.69)	(0.71)
Year Ended September 30, 2006	$13.38	0.06	(b)	1.62	1.68	(0.07)	(1.45)	(1.52)
Year Ended September 30, 2005	$15.41	0.17	(b)	3.05	3.22	(0.16)	(5.09)	(5.25)
Year Ended September 30, 2004	$12.98	0.22	(b)	2.42	2.64	(0.21)	—	(0.21)
Year Ended September 30, 2003	$10.93	0.19	(b)	2.04	2.23	(0.18)	—	(0.18)
Year Ended September 30, 2002	$13.12	0.20		(1.04)	(0.84)	(0.20)	(1.15)	(1.35)
Mid Cap Growth Fund
Six Months Ended March 31, 2007 (Unaudited)	$13.09	(0.01	)(b)	1.57	1.56	(0.02)	(1.65)	(1.67)
Year Ended September 30, 2006	$14.51	0.02	(b)	0.02 (f)	0.04	(0.04)	(1.42)	(1.46)
Year Ended September 30, 2005	$11.40	(0.06	)(b)	3.31	3.25	—	(0.14)	(0.14)
Year Ended September 30, 2004	$10.22	(0.08)		1.26	1.18	—	—	—
Year Ended September 30, 2003	$8.36	(0.06)		1.92	1.86	—	—	—
Year Ended September 30, 2002	$10.10	(0.06)		(1.05)	(1.11)	—	(0.63)	(0.63)
Small Cap Fund
Six Months Ended March 31, 2007 (Unaudited)	$15.19	0.09	(b)	1.58	1.67	(0.09)	(0.91)	(1.00)
Year Ended September 30, 2006	$16.44	0.05	(b)	1.05	1.10	(0.05)	(2.30)	(2.35)
Year Ended September 30, 2005	$14.23	0.16	(b)	2.62	2.78	(0.15)	(0.42)	(0.57)
Year Ended September 30, 2004	$11.44	0.02	(b)	2.91	2.93	(0.02)	(0.12)	(0.14)
May 19, 2003 to September 30, 2003 (a)	$10.00	(0.01	)(b)	1.45	1.44	— (c)	—	— (c)
International Equity Fund
Six Months Ended March 31, 2007 (Unaudited)	$11.23	0.02	(b)	1.38	1.40	(0.07)	(0.02)	(0.09)
Year Ended September 30, 2006	$9.72	0.18	(b)	1.50	1.68	(0.17)	—	(0.17)
Year Ended September 30, 2005	$8.24	0.12	(b)	1.49	1.61	(0.13)	—	(0.13)
Year Ended September 30, 2004	$6.98	0.10	(b)	1.26	1.36	(0.10)	—	(0.10)
Year Ended September 30, 2003	$6.41	0.05	(b)	0.57	0.62	(0.05)	—	(0.05)
Year Ended September 30, 2002	$7.53	—		(1.12)	(1.12)	— (c)	—	— (c)
Special Opportunities Equity Fund
Six Months Ended March 31, 2007 (Unaudited)	$16.57	0.02	(b)	2.21	2.23	—	(1.60)	(1.60)
Year Ended September 30, 2006	$15.65	—	(c)	1.71	1.71	—	(0.79)	(0.79)
Year Ended September 30, 2005	$13.12	(0.03)		2.68	2.65	—	(0.12)	(0.12)
Year Ended September 30, 2004	$10.53	(0.05)		2.72	2.67	—	(0.08)	(0.08)
June 2, 2003 to September 30, 2003 (a)	$10.00	—	(c)	0.53	0.53	— (c)	—	— (c)
Equity Income Fund
Six Months Ended March 31, 2007 (Unaudited)	$13.37	0.24	(b)	1.29	1.53	(0.17)	(0.68)	(0.85)
Year Ended September 30, 2006	$12.10	0.32		1.57	1.89	(0.35)	(0.27)	(0.62)
Year Ended September 30, 2005	$10.35	0.28		1.76	2.04	(0.27)	(0.02)	(0.29)
June 30, 2004 to September 30, 2004 (a)	$10.00	0.05	(b)	0.34	0.39	(0.04)	—	(0.04)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (d)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (e)	Ratio of net investment income (loss) to average net assets (e)	Ratio of expenses to average net assets* (e)	Portfolio turnover rate** (d)

$18.23	6.34%	$647,551	0.91%	1.46%	0.95%	39.05%
$20.38	14.59%	$660,667	0.89%	1.80%	0.93%	34.83%
$19.51	14.92%	$605,493	0.89%	1.82%	0.99%	19.50%
$17.29	17.86%	$620,186	0.95%	1.58%	1.06%	16.40%
$14.90	17.98%	$475,289	0.92%	1.90%	1.06%	18.89%
$12.87	(20.33)%	$319,971	0.98%	1.37%	1.12%	23.02%

$14.61	13.44%	$211,351	0.90%	0.57%	0.94%	21.65%
$13.54	13.52%	$209,685	0.89%	0.48%	0.93%	53.92%
$13.38	21.14%	$172,295	0.89%	1.02%	0.99%	126.99%
$15.41	20.44%	$182,791	0.98%	1.47%	1.10%	19.17%
$12.98	20.60%	$142,280	0.95%	1.57%	1.10%	18.28%
$10.93	(8.01)%	$85,013	0.90%	1.54%	1.13%	18.20%

$12.98	12.58%	$133,725	0.90%	(0.19)%	0.94%	81.48%
$13.09	(0.15)%	$132,677	0.89%	0.17%	0.94%	140.90%
$14.51	28.73%	$126,785	0.91%	(0.46)%	1.01%	92.74%
$11.40	11.55%	$118,012	1.00%	(0.65)%	1.11%	138.61%
$10.22	22.25%	$100,226	0.95%	(0.72)%	1.12%	125.97%
$8.36	(12.26)%	$69,975	0.89%	(0.62)%	1.17%	117.06%

$15.86	11.29%	$86,967	1.04%	1.20%	1.24%	24.07%
$15.19	7.23%	$110,722	1.02%	0.30%	1.26%	43.25%
$16.44	19.99%	$61,046	1.05%	1.07%	1.28%	8.39%
$14.23	25.78%	$66,802	1.26%	0.15%	1.42%	11.25%
$11.44	14.43%	$43,462	1.69%	(0.17)%	1.69%	48.84%

$12.54	12.46%	$153,097	1.13%	0.38%	1.25%	99.19%
$11.23	17.38%	$253,690	1.15%	1.68%	1.25%	36.22%
$9.72	19.61%	$229,406	1.20%	1.34%	1.33%	44.96%
$8.24	19.48%	$233,275	1.32%	1.30%	1.42%	50.68%
$6.98	9.72%	$187,315	1.40%	0.78%	1.41%	199.78%
$6.41	(14.85)%	$123,330	1.43%	0.03%	1.43%	95.86%

$17.20	13.88%	$65,725	1.04%	0.23%	1.04%	24.91%
$16.57	11.50%	$67,232	1.03%	(0.02)%	1.03%	58.01%
$15.65	20.29%	$60,823	1.06%	(0.18)%	1.08%	30.38%
$13.12	25.44%	$39,816	1.12%	(0.49)%	1.32%	32.06%
$10.53	5.31%	$26,360	0.82%	(0.11)%	1.64%	13.24%

$14.05	11.75%	$28,668	0.94%	3.44%	0.94%	15.59%
$13.37	16.04%	$35,205	0.95%	2.55%	0.95%	45.38%
$12.10	19.88%	$30,588	0.90%	2.62%	1.12%	39.65%
$10.35	3.94%	$21,128	1.29%	1.91%	1.63%	1.65%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Institutional Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments		Total from Investment Activities	Net investment income	Net realized gains on investments	Total Dividends
Short U.S. Government Fund
Six Months Ended March 31, 2007 (Unaudited)	$9.49	0.19	(b)	0.02		0.21	(0.17)	—	(0.17)
Year Ended September 30, 2006	$9.51	0.30	(b)	0.01	(i)	0.31	(0.33)	—	(0.33)
Year Ended September 30, 2005	$9.71	0.25		(0.13)		0.12	(0.32)	—	(0.32)
Year Ended September 30, 2004	$9.90	0.20		(0.11)		0.09	(0.28)	—	(0.28)
Year Ended September 30, 2003	$10.09	0.29		(0.11)		0.18	(0.37)	—	(0.37)
Year Ended September 30, 2002	$10.05	0.45	(c)	0.06	(c)	0.51	(0.47)	—	(0.47)
Intermediate U.S. Government Fund
Six Months Ended March 31, 2007 (Unaudited)	$9.90	0.22	(b)	0.05		0.27	(0.22)	—	(0.22)
Year Ended September 30, 2006	$10.03	0.44	(b)	(0.13)		0.31	(0.44)	—	(0.44)
Year Ended September 30, 2005	$10.25	0.37	(b)	(0.13)		0.24	(0.41)	(0.05)	(0.46)
Year Ended September 30, 2004	$10.58	0.34		(0.18)		0.16	(0.36)	(0.13)	(0.49)
Year Ended September 30, 2003	$10.78	0.37		(0.07)		0.30	(0.41)	(0.09)	(0.50)
Year Ended September 30, 2002	$10.39	0.49	(d)	0.42	(d)	0.91	(0.52)	—	(0.52)
Total Return Bond Fund
Six Months Ended March 31, 2007 (Unaudited)	$10.13	0.23	(b)	0.07		0.30	(0.24)	—	(0.24)
Year Ended September 30, 2006	$10.32	0.45	(b)	(0.13)		0.32	(0.46)	(0.05)	(0.51)
Year Ended September 30, 2005	$10.59	0.39	(b)	(0.16)		0.23	(0.47)	(0.03)	(0.50)
Year Ended September 30, 2004	$10.72	0.44		(0.08)		0.36	(0.49)	—	(0.49)
Year Ended September 30, 2003	$10.33	0.49		0.41		0.90	(0.51)	—	(0.51)
Year Ended September 30, 2002	$10.56	0.55	(e)	(0.04	)(e)	0.51	(0.57)	(0.17)	(0.74)
Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2007 (Unaudited)	$10.11	0.18		(0.01)		0.17	(0.18)	—	(0.18)
Year Ended September 30, 2006	$10.04	0.33		0.07		0.40	(0.33)	—	(0.33)
Year Ended September 30, 2005	$10.20	0.29	(b)	(0.16)		0.13	(0.29)	—	(0.29)
Year Ended September 30, 2004	$10.22	0.28	(b)	(0.02)		0.26	(0.28)	—	(0.28)
February 24, 2003 to September 30, 2003 (a)	$10.00	0.16	(b)	0.20		0.36	(0.14)	—	(0.14)
Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2007 (Unaudited)	$10.13	0.16		0.02		0.18	(0.16)	—	(0.16)
Year Ended September 30, 2006	$10.04	0.31		0.09		0.40	(0.31)	—	(0.31)
Year Ended September 30, 2005	$10.16	0.28	(b)	(0.12)		0.16	(0.28)	—	(0.28)
Year Ended September 30, 2004	$10.16	0.25		—	(f)	0.25	(0.25)	—	(0.25)
February 24, 2003 to September 30, 2003 (a)	$10.00	0.13		0.16		0.29	(0.13)	—	(0.13)
North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2007 (Unaudited)	$10.38	0.19	(b)	(0.02)		0.17	(0.19)	(0.01)	(0.20)
Year Ended September 30, 2006	$10.46	0.39		—	(f)	0.39	(0.38)	(0.09)	(0.47)
Year Ended September 30, 2005	$10.66	0.38		(0.19)		0.19	(0.37)	(0.02)	(0.39)
Year Ended September 30, 2004	$10.81	0.35		(0.12)		0.23	(0.34)	(0.04)	(0.38)
Year Ended September 30, 2003	$10.86	0.35		(0.01)		0.34	(0.35)	(0.04)	(0.39)
Year Ended September 30, 2002	$10.54	0.38		0.39		0.77	(0.37)	(0.08)	(0.45)
South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2007 (Unaudited)	$10.29	0.18		(0.03)		0.15	(0.19)	(0.01)	(0.20)
Year Ended September 30, 2006	$10.47	0.37		—	(f)	0.37	(0.37)	(0.18)	(0.55)
Year Ended September 30, 2005	$10.74	0.36		(0.19)		0.17	(0.36)	(0.08)	(0.44)
Year Ended September 30, 2004	$10.81	0.35		(0.06)		0.29	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2003	$10.81	0.35		—	(f)	0.35	(0.35)	—	(0.35)
Year Ended September 30, 2002	$10.39	0.39		0.41		0.80	(0.38)	—	(0.38)
Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2007 (Unaudited)	$11.39	0.20		(0.03)		0.17	(0.21)	(0.02)	(0.23)
Year Ended September 30, 2006	$11.49	0.42		(0.04)		0.38	(0.42)	(0.06)	(0.48)
Year Ended September 30, 2005	$11.74	0.42		(0.23)		0.19	(0.42)	(0.02)	(0.44)
Year Ended September 30, 2004	$11.95	0.40		(0.13)		0.27	(0.40)	(0.08)	(0.48)
Year Ended September 30, 2003	$11.99	0.39		—	(f)	0.39	(0.39)	(0.04)	(0.43)
Year Ended September 30, 2002	$11.57	0.43		0.41		0.84	(0.42)	—	(0.42)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.49, $0.02, and 4.65%, respectively.
(d)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.51, $0.40, and 4.99%, respectively.
(e)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.56, $(0.05), and 5.54%, respectively.
(f)	Amount is less than $0.005.
(g)	Not annualized for periods less than one year.
(h)	Annualized for periods less than one year.
(i)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (g)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (g)	Ratio of net investment income (loss) to average net assets (h)		Ratio of expenses to average net assets* (h)	Portfolio turnover rate** (d)

$9.53	2.28%	$42,530	0.66%	3.91%		0.81%	9.26%
$9.49	3.37%	$66,371	0.64%	3.21%		0.79%	98.08%
$9.51	1.21%	$155,786	0.66%	2.64%		0.84%	33.67%
$9.71	0.96%	$195,920	0.74%	2.10%		0.91%	62.59%
$9.90	1.78%	$199,980	0.76%	2.81%		0.91%	93.86%
$10.09	5.27%	$181,797	0.78%	4.30	%(c)	0.93%	73.93%

$9.95	2.76%	$155,902	0.68%	4.35%		0.80%	52.33%
$9.90	3.23%	$252,402	0.67%	4.45%		0.79%	127.13%
$10.03	2.34%	$539,038	0.70%	3.67%		0.83%	107.04%
$10.25	1.56%	$534,682	0.80%	3.15%		0.92%	98.35%
$10.58	2.88%	$447,665	0.82%	3.43%		0.92%	209.07%
$10.78	9.11%	$340,231	0.85%	4.81	%(d)	0.95%	79.36%

$10.19	3.00%	$422,086	0.67%	4.59%		0.79%	102.84%
$10.13	3.30%	$367,353	0.67%	4.42%		0.79%	226.36%
$10.32	2.23%	$461,749	0.71%	3.87%		0.83%	173.74%
$10.59	3.47%	$272,749	0.82%	4.09%		0.94%	31.95%
$10.72	8.95%	$215,000	0.83%	4.61%		0.94%	43.98%
$10.33	5.19%	$142,509	0.83%	5.42	%(e)	0.98%	69.15%

$10.10	1.55%	$10,407	0.67%	3.42%		0.87%	22.60%
$10.11	4.04%	$11,175	0.66%	3.26%		0.87%	64.55%
$10.04	1.28%	$15,569	0.68%	2.87%		0.97%	37.50%
$10.20	2.61%	$13,441	0.63%	2.78%		1.07%	24.78%
$10.22	3.63%	$14,759	0.53%	2.56%		1.23%	42.87%

$10.15	1.82%	$8,584	0.62%	3.22%		0.92%	43.22%
$10.13	4.10%	$8,003	0.60%	3.13%		0.90%	219.80%
$10.04	1.60%	$10,084	0.58%	2.78%		1.03%	44.67%
$10.16	2.52%	$9,108	0.60%	2.47%		1.23%	55.18%
$10.16	2.93%	$4,897	0.61%	2.27%		1.65%	40.16%

$10.35	1.66%	$91,738	0.65%	3.66%		0.80%	35.50%
$10.38	3.84%	$87,854	0.65%	3.70%		0.80%	94.95%
$10.46	1.80%	$93,418	0.68%	3.51%		0.86%	60.84%
$10.66	2.15%	$96,738	0.75%	3.18%		0.92%	67.80%
$10.81	3.19%	$95,613	0.77%	3.26%		0.92%	44.56%
$10.86	7.62%	$93,856	0.78%	3.57%		0.93%	20.39%

$10.24	1.42%	$14,471	0.68%	3.57%		0.85%	22.96%
$10.29	3.66%	$15,426	0.69%	3.58%		0.86%	80.24%
$10.47	1.62%	$16,468	0.71%	3.44%		0.93%	56.03%
$10.74	2.77%	$17,488	0.75%	3.26%		0.94%	32.63%
$10.81	3.35%	$18,297	0.72%	3.31%		0.93%	32.04%
$10.81	7.94%	$17,960	0.67%	3.70%		0.97%	21.81%

$11.33	1.54%	$69,474	0.65%	3.66%		0.80%	30.32%
$11.39	3.49%	$65,652	0.65%	3.80%		0.80%	76.53%
$11.49	1.66%	$67,579	0.68%	3.60%		0.86%	48.04%
$11.74	2.29%	$68,786	0.76%	3.37%		0.93%	45.07%
$11.95	3.31%	$77,577	0.78%	3.28%		0.92%	34.17%
$11.99	7.48%	$81,683	0.78%	3.66%		0.93%	13.12%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Institutional Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Dividends
West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2007 (Unaudited)	$9.80	0.19	(b)	(0.01)	0.18	(0.19)	(0.03)	(0.22)
Year Ended September 30, 2006	$9.86	0.40		(0.01)	0.39	(0.39)	(0.06)	(0.45)
Year Ended September 30, 2005	$10.09	0.37	(b)	(0.15)	0.22	(0.37)	(0.08)	(0.45)
Year Ended September 30, 2004	$10.21	0.36		(0.09)	0.27	(0.35)	(0.04)	(0.39)
Year Ended September 30, 2003	$10.35	0.35		0.02	0.37	(0.35)	(0.16)	(0.51)
Year Ended September 30, 2002	$10.02	0.41		0.34	0.75	(0.40)	(0.02)	(0.42)
Prime Money Market Fund
Six Months Ended March 31, 2007 (Unaudited)	$1.00	0.02		— (c)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2006	$1.00	0.04		— (c)	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2005	$1.00	0.02		— (c)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2004	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2003	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2002	$1.00	0.02		— (c)	0.02	(0.02)	—	(0.02)
U.S. Treasury Money Market Fund
Six Months Ended March 31, 2007 (Unaudited)	$1.00	0.02		—	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2006	$1.00	0.04		—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2005	$1.00	0.02		—	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2004	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2003	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2002	$1.00	0.02		—	0.02	(0.02)	—	(0.02)
National Tax-Free Money Market Fund
Six Months Ended March 31, 2007 (Unaudited)	$1.00	0.02		— (c)	0.02	(0.02)	—	(0.02)
August 1, 2006 to September 30, 2006 (a)	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Capital Manager Conservative Growth Fund***
Six Months Ended March 31, 2007 (Unaudited)	$10.04	0.17	(b)	0.35	0.52	(0.17)	—	(0.17)
Year Ended September 30, 2006	$9.83	0.33	(b)	0.24	0.57	(0.36)	—	(0.36)
Year Ended September 30, 2005	$9.36	0.26		0.46	0.72	(0.25)	—	(0.25)
Year Ended September 30, 2004	$8.90	0.18	(b)	0.46	0.64	(0.18)	—	(0.18)
Year Ended September 30, 2003	$8.33	0.18		0.61	0.79	(0.18)	(0.04)	(0.22)
Year Ended September 30, 2002	$9.17	0.22		(0.66)	(0.44)	(0.22)	(0.18)	(0.40)
Capital Manager Moderate Growth Fund***
Six Months Ended March 31, 2007 (Unaudited)	$10.25	0.13	(b)	0.55	0.68	(0.13)	(0.22)	(0.35)
Year Ended September 30, 2006	$9.83	0.27	(b)	0.43	0.70	(0.28)	—	(0.28)
Year Ended September 30, 2005	$9.04	0.19	(b)	0.77	0.96	(0.17)	—	(0.17)
Year Ended September 30, 2004	$8.30	0.10	(b)	0.74	0.84	(0.10)	—	(0.10)
Year Ended September 30, 2003	$7.47	0.10		0.82	0.92	(0.08)	(0.01)	(0.09)
Year Ended September 30, 2002	$8.82	0.14		(0.99)	(0.85)	(0.13)	(0.37)	(0.50)
Capital Manager Growth Fund***
Six Months Ended March 31, 2007 (Unaudited)	$10.24	0.09	(b)	0.67	0.76	(0.10)	(0.27)	(0.37)
Year Ended September 30, 2006	$9.69	0.22	(b)	0.57	0.79	(0.24)	—	(0.24)
Year Ended September 30, 2005	$8.70	0.15	(b)	0.97	1.12	(0.13)	—	(0.13)
Year Ended September 30, 2004	$7.81	0.07	(b)	0.88	0.95	(0.06)	—	(0.06)
Year Ended September 30, 2003	$6.87	0.06	(b)	0.93	0.99	(0.05)	—	(0.05)
Year Ended September 30, 2002	$8.46	0.05		(1.20)	(1.15)	(0.04)	(0.40)	(0.44)
Capital Manager Equity Fund***
Six Months Ended March 31, 2007 (Unaudited)	$11.65	0.06	(b)	0.88	0.94	(0.06)	(0.85)	(0.91)
Year Ended September 30, 2006	$11.02	0.20	(b)	0.84	1.04	(0.22)	(0.19)	(0.41)
Year Ended September 30, 2005	$9.64	0.12	(b)	1.34	1.46	(0.08)	—	(0.08)
Year Ended September 30, 2004	$8.49	0.04	(b)	1.14	1.18	(0.03)	—	(0.03)
Year Ended September 30, 2003	$7.39	0.02	(b)	1.15	1.17	(0.02)	(0.05)	(0.07)
Year Ended September 30, 2002	$8.97	(0.01)		(1.57)	(1.58)	— (c)	—	— (c)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
***	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (d)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (e)	Ratio of net investment income (loss) to average net assets (e)	Ratio of expenses to average net assets* (e)	Portfolio turnover rate** (d)

$9.76	1.85%	$53,030	0.65%	3.88%	0.65%	14.03%
$9.80	4.10%	$50,916	0.65%	4.03%	0.65%	50.14%
$9.86	2.22%	$55,662	0.68%	3.74%	0.72%	32.10%
$10.09	2.76%	$63,518	0.76%	3.49%	0.78%	16.24%
$10.21	3.77%	$79,361	0.73%	3.48%	0.76%	25.59%
$10.35	7.78%	$78,170	0.72%	4.04%	0.82%	61.44%

$1.00	2.48%	$864,875	0.47%	4.92%	0.59%	—
$1.00	4.38%	$731,616	0.48%	4.34%	0.59%	—
$1.00	2.34%	$510,941	0.49%	2.31%	0.63%	—
$1.00	0.70%	$529,849	0.57%	0.69%	0.70%	—
$1.00	0.87%	$667,534	0.60%	0.86%	0.69%	—
$1.00	1.61%	$532,465	0.64%	1.54%	0.71%	—

$1.00	2.39%	$492,253	0.46%	4.75%	0.60%	—
$1.00	4.15%	$481,484	0.46%	4.04%	0.59%	—
$1.00	2.11%	$592,736	0.48%	2.02%	0.64%	—
$1.00	0.54%	$926,162	0.57%	0.53%	0.71%	—
$1.00	0.67%	$838,022	0.61%	0.67%	0.70%	—
$1.00	1.40%	$915,013	0.65%	1.35%	0.72%	—

$1.00	1.62%	$97,950	0.40%	3.22%	0.45%	—
$1.00	0.53%	$95,757	0.40%	3.14%	0.79%	—

$10.39	5.20%	$47,983	0.08%	3.20%	0.45%	16.88%
$10.04	5.87%	$47,046	0.08%	3.35%	0.45%	5.69%
$9.83	7.70%	$71,796	0.20%	2.64%	0.51%	52.50%
$9.36	7.16%	$67,925	0.44%	1.93%	0.64%	2.47%
$8.90	9.55%	$31,748	0.53%	2.09%	0.73%	33.03%
$8.33	(5.05)%	$26,347	0.54%	2.47%	0.74%	6.29%

$10.58	6.52%	$28,307	0.10%	2.51%	0.47%	24.06%
$10.25	7.33%	$25,699	0.10%	2.65%	0.47%	7.33%
$9.83	10.69%	$43,353	0.23%	2.01%	0.56%	37.83%
$9.04	10.12%	$33,971	0.49%	1.17%	0.69%	0.17%
$8.30	12.40%	$26,168	0.50%	1.35%	0.70%	21.46%
$7.47	(10.55)%	$20,977	0.58%	1.48%	0.78%	14.56%

$10.63	7.43%	$22,560	0.12%	1.73%	0.48%	29.17%
$10.24	8.22%	$20,243	0.11%	2.24%	0.48%	6.26%
$9.69	12.89%	$37,546	0.23%	1.60%	0.57%	26.22%
$8.70	12.10%	$28,660	0.50%	0.77%	0.73%	0.19%
$7.81	14.49%	$21,484	0.56%	0.82%	0.76%	17.80%
$6.87	(14.61)%	$17,981	0.62%	0.63%	0.82%	8.38%

$11.68	8.25%	$18,410	0.13%	1.10%	0.49%	31.99%
$11.65	9.66%	$14,837	0.11%	1.75%	0.47%	1.48%
$11.02	15.23%	$25,802	0.22%	1.10%	0.58%	2.14%
$9.64	13.87%	$21,051	0.52%	0.42%	0.81%	3.10%
$8.49	15.82%	$16,077	0.70%	0.29%	0.90%	8.30%
$7.39	(17.61)%	$11,352	0.83%	(0.15)%	1.03%	5.75%

See accompanying notes to the financial statements.

BB&T Funds

Notes to Financial Statements

(Unaudited)	March 31, 2007

1.	Organization:

The BB&T Funds (the “Trust”) commenced operations on October 5, 1992 and are registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

As of the date of these financial statements the BB&T Funds offer shares of the Large Cap Fund (formerly known as the Large Company Value Fund), the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund (formerly known as the Small Company Value Fund), the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund, the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Total Return Bond Fund, the Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund, the West Virginia Intermediate Tax-Free Fund, the Equity Index Fund, the Sterling Capital Small Cap Value Fund, the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the National Tax-Free Money Market Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). The Large Cap Growth Fund merged into the Large Cap Fund on January 29, 2007. The Equity Index Fund and the Sterling Capital Small Cap Value Fund are not discussed herein because they have a different fiscal year. The Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund and the West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds”. The Prime Money Market Fund, the U.S. Treasury Money Market Fund and the National Tax-Free Money Market Fund are referred to as the “Money Market Funds”. The Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund are referred to as the “Fund of Funds”. The Funds, excluding the Money Market Funds and the Fund of Funds, are referred to as the “Variable Net Asset Value Funds”. The Fund of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds except the Tax-Free Funds are diversified funds under the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The BB&T Funds are authorized to issue an unlimited amount of shares without par value. The Funds discussed herein offer up to four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. As of March 31, 2007, Class B Shares and Class C Shares of the Short U.S. Government Fund and the Tax-Free Funds were not yet being offered. Class A Shares of the Variable Net Asset Value Funds and Fund of Funds, excluding the Short U.S. Government Fund, have a maximum sales charge of 5.75% as a percentage of original purchase price. The Class A Shares of the Tax-Free Funds and the Short U.S. Government Fund have a maximum sales charge of 3.00% as a percentage of the original purchase price. Prior to February 1, 2007, certain purchases of Class A Shares of $1 million or more were not subject to a front-end sales charge, but were subject to a contingent deferred sales charge (“CDSC”) of 1.00% of the purchase price if redeemed less than one year after purchase. Beginning February 1, 2007, purchases of Class A Shares of $1 million or more will not be subject to a front-end sales charge but will be subject to a CDSC of 1.00% of the purchase price if redeemed less than two years after purchase. The Class B Shares of the Funds are offered without any front-end sales charge but will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. The Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

During the period ended March 31, 2007, the Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Total Return Bond Fund delivered securities of the Funds in exchange for the redemption of Institutional Shares (redemption-in-kind). Cash and securities were transferred for redemptions at a fair value of $159,797,822; $44,928,162; $4,369,050; $36,915,500; $47,569,737; $29,028,828 and $17,197,462

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2007

for the Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Total Return Bond Fund, respectively. For financial reporting purposes the Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Total Return Bond Fund recorded net realized gains and losses of $20,139,921; $1,220,176; $418,810; $(599,283), $6,293,003; $2,474,383 and $4,401, respectively, in connection with the transactions. However, for tax purposes, the transactions received tax-free treatment. These permanent book to tax differences were reclassified within the components of net assets in accordance with the Funds’ accounting policies more fully disclosed in note 2.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

New Accounting Standards:

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In July 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements once adopted.

Securities Valuation:

Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities and U.S. Government agency securities of the Variable Net Asset Value Funds, the principal market for which is a securities exchange

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2007

or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees of the Trust (“Board of Trustees”) to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially effects the furnished price) will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Equity Fund’s net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Foreign Currency Translation:

The accounting records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments; and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts:

The International Equity Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts:

The Variable Net Asset Value Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities that the respective Funds intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2007

and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts as of March 31, 2007.

Securities Transactions and Related Income:

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments:

The Funds, with the exception of the U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements:

The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. (“BB&T AM”) or a sub-advisor deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Written Options:

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in fair value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put options written) or sell (call options written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2007

price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Funds of Funds each may sell call options and the Large Cap Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Fund, International Equity Fund, Special Opportunities Equity Fund, Equity Income Fund, Short U.S. Government Fund, Intermediate U.S. Government Fund and Total Return Bond Fund may purchase put options, purchase call options and write secured put options that are traded on recognized U.S. exchanges and enter into closing transactions with respect to such options. The Special Opportunities Equity Fund and the Equity Income Fund had the following transactions in call options during the period ended March 31, 2007.

	Special Opportunities Equity Fund		Equity Income Fund
Covered Call Options	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Balance at beginning of period	7,214	$910,575	1,320	$170,749
Options written	1,597	127,152	700	81,967
Options closed	(4,792)	(364,692)	(325)	(41,405)
Options expired	(2,959)	(587,991)	(995)	(129,344)
Options exercised	(603)	(62,637)	—	—

Balance at end of period	457	$22,407	700	$81,967

The following is a summary of options outstanding as of March 31, 2007:

Security	Number of Contracts	Fair Value
Special Opportunities Equity Fund
Corning, Inc., $25.00, 5/19/07	140	$5,600
J.B. Hunt Transport Services, Inc., $30.00, 5/19/07	317	4,755

	457	$10,355

Equity Income Fund
KB Home Corp., $60.00, 1/20/07	700	$3,500

	700	$3,500

Security Loans:

To generate additional income, the Funds may lend up to 33 1/3% of their respective total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government agency securities, equal at all times to at least 100% of the fair value.

Pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”), the cash collateral received by the Funds was pooled and at March 31, 2007 was invested in commercial paper, corporate bonds, mutual funds, and repurchase agreements (with interest rates ranging from 5.26% to 5.60% and maturity dates ranging from April 2007 through August 2042). These investments are managed by U.S. Bank National Association (“U.S. Bank, N.A.”). The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Funds to be of good standing and creditworthy under guidelines established by

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2007

the Board of Trustees and when, in the judgement of the Funds, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time and are, therefore, not considered to be illiquid investments. As of March 31, 2007, the following Funds had loans outstanding:

	Value of Loaned Securities	Value of Collateral	Average Value on Loan for the Period Ended March 31, 2007
Large Cap Fund	$137,204,841	$141,859,878	$124,092,702
Mid Cap Value Fund	94,398,103	98,263,431	74,452,741
Mid Cap Growth Fund	67,506,148	69,756,347	61,504,867
Small Cap Fund	39,802,851	41,050,960	35,502,977
Special Opportunities Equity Fund	80,397,856	82,685,487	54,944,540
Equity Income Fund	30,126,802	31,528,556	28,632,729
Short U.S. Government Fund	20,706,587	21,071,875	25,282,007
Intermediate U.S. Government Fund	61,083,687	62,903,454	62,952,150
Total Return Bond Fund	96,624,841	98,772,560	103,780,003
U.S. Treasury Money Market Fund	—	—	212,617,312

Allocation Methodology:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses that are attributable to both the Trust and the BB&T Variable Insurance Funds are allocated across the Funds and BB&T Variable Insurance Funds, based upon relative net assets or on another reasonable basis. BB&T AM serves as the investment advisor for each of the Funds and BB&T Variable Insurance Funds. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Total Return Bond Fund, the Tax-Free Funds and the Money Market Funds. Dividends from net investment income are declared and paid monthly for the Large Cap Fund, the Mid Cap Value Fund and the Small Cap Fund. Dividends from net investment income are declared and paid quarterly for the Mid Cap Growth Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Funds of Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of market discounts, net operating loss, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Federal Income Taxes:

It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2007

Redemption Fees:

Effective November 4, 2005, the holding period for shares redeemed or exchanged was reduced from 30 days to 7 days. For shares of the Funds that were redeemed or exchanged in less than 7 days a fee of 2% of the total redemption amount may be assessed subject to certain exceptions or limitations. These exceptions include but are not limited to redemptions or exchanges in the Money Market Funds, automatic non-discretionary rebalancing programs and systematic withdrawal plans. The fee is applied to shares redeemed or exchanged in the order in which they were purchased, and is retained by the Funds for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. For financial statement purposes, these amounts are included in the Statements of Changes in Net Assets as “Proceeds from Shares Issued”. Effective July 24, 2006, the Funds no longer assess redemption fees. Fees for the Funds during the periods ended September 30, 2006 and March 31, 2007, respectively, were as follows:

Fund	For the Year Ended September 30, 2006	For the Period Ended March 31, 2007
Large Cap Fund	$745	$—
Large Cap Growth Fund	3	—
Mid Cap Value Fund	254	—
Mid Cap Growth Fund	1,003	—
Small Cap Fund	107	—
International Equity Fund	—	—
Special Opportunities Equity Fund	2,322	—
Equity Income Fund	300	—
Short U.S. Government Fund	872	—
Intermediate U.S. Government Fund	2,240	—
Total Return Bond Fund	7,373	—
Kentucky Intermediate Tax-Free Fund	—	—
Maryland Intermediate Tax-Free Fund	—	—
North Carolina Intermediate Tax-Free Fund	386	—
South Carolina Intermediate Tax-Free Fund	—	—
Virginia Intermediate Tax-Free Fund	—	—
West Virginia Intermediate Tax-Free Fund	1,646	—
Prime Money Market Fund	—	—
U.S. Treasury Money Market Fund	—	—
National Tax-Free Money Market Fund	—	—
Capital Manager Conservative Growth Fund	124	—
Capital Manager Moderate Growth Fund	—	—
Capital Manager Growth Fund	135	—
Capital Manager Equity Fund	5	—

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2007

3.	Conversion of the Large Cap Fund and the Large Cap Growth Fund:

On January 29, 2007, net assets of the Large Cap Growth Fund managed by BB&T AM were exchanged in a tax-free conversion for shares of the Large Cap Fund. All fees and expenses incurred by the Large Cap Growth Fund, Large Cap Fund and BB&T AM directly in connection with the consummation of the transaction were borne by BB&T AM. The following is summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation/depreciation of assets acquired as of the conversion date:

	Shares Issued	Net Assets Converted	Net Asset Value Per Share Issued	Unrealized Appreciation (Depreciation)
Large Cap Fund
A Shares	499,435	$9,225,927	$18.47	$(3,731,846)
B Shares	446,371	8,152,840	18.26	(4,681,784)
C Shares	2,201	40,108	18.22	(5,710)
Institutional Shares	7,122,489	132,004,067	18.53	11,140,426

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding in-kind transactions and securities maturing less than one year from acquisition) for the period ended March 31, 2007 were as follows:

	Purchases	Sales
Large Cap Fund	$261,518,666	$274,316,316
Mid Cap Value Fund	62,825,342	44,185,203
Mid Cap Growth Fund	107,033,310	111,836,320
Small Cap Fund	25,343,050	20,893,611
International Equity Fund	533,411,023	196,416,750
Special Opportunities Equity Fund	69,725,689	44,310,990
Equity Income Fund	50,288,614	16,957,515
Short U.S. Government Fund	2,417,125	12,252,601
Intermediate U.S. Government Fund	47,234,916	63,158,908
Total Return Bond Fund	320,452,813	270,035,705
Kentucky Intermediate Tax-Free Fund	3,021,171	3,557,846
Maryland Intermediate Tax-Free Fund	4,971,899	4,218,621
North Carolina Intermediate Tax-Free Fund	42,364,650	37,845,975
South Carolina Intermediate Tax-Free Fund	4,193,537	5,574,841
Virginia Intermediate Tax-Free Fund	24,194,972	22,889,734
West Virginia Intermediate Tax-Free Fund	11,863,184	9,260,328
Capital Manager Conservative Growth Fund	12,103,071	10,245,246
Capital Manager Moderate Growth Fund	27,265,714	19,881,509
Capital Manager Growth Fund	25,980,803	18,563,515
Capital Manager Equity Fund	16,869,651	10,251,642

Purchases and sales of U.S. Government Securities (excluding in-kind transactions and securities maturing less than one year from acquisition) for the period ended March 31, 2007 were as follows:

	Purchases	Sales
Short U.S. Government Fund	$2,913,633	$11,850,801
Intermediate U.S. Government Fund	54,633,672	119,467,775
Total Return Bond Fund	158,524,372	161,288,317

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2007

Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.

Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At March 31, 2007, the North Carolina Intermediate Tax-Free Fund and the Prime Money Market Fund held illiquid restricted securities representing 1.6% and 5.7% of net assets, respectively. The illiquid restricted securities held as of March 31, 2007 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Carrying Value Per Unit (% of Par)	Fair Value
North Carolina Intermediate Tax-Free Fund
North Carolina Medical Care Commission Hospital Revenue, 4.60%, 8/15/07	3/2/2002	$1,764,467	$1,795,000	100.06	$1,796,023

Prime Money Market Fund
Cal Securitization, 5.40%, 12/17/07	12/14/2006	6,964,833	6,964,833	100.00	6,964,833
Genworth Life Insurance Co., 5.47%, 5/9/07	5/9/2006	5,000,000	5,000,000	100.00	5,000,000
Goldman Sachs Group, Inc., 5.37%, 1/16/08	12/15/2006	35,000,000	35,000,000	100.00	35,000,000
Metropolitan Life Insurance Co., 5.45%, 8/17/07	8/16/2006	5,000,000	5,000,000	100.00	5,000,000
Metropolitan Life Insurance Co., 5.48%, 2/22/08	2/10/2003	5,000,000	5,000,000	100.00	5,000,000
Monet Trust, 2000-1, 5.42%, 6/28/07	9/27/2000	30,000,000	30,000,000	100.00	30,000,000
New York Life Insurance Co., 5.44%, 8/24/07	8/25/2006	5,000,000	5,000,000	100.00	5,000,000
Pyxis Master Trust, 5.37%, 3/6/08	3/6/2007	5,000,000	5,000,000	100.00	5,000,000

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2007

5.	Related Party Transactions:

Investment advisory services are provided to the Funds by BB&T AM. Under the terms of the Investment Advisory Agreement, BB&T AM is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees”. BB&T AM waived investment advisory fees and certain expenses for the Large Cap Fund which are not subject to recoupment and are included on the Statements of Operations as “Less expenses waived by the investment advisor”.

Information regarding these transactions is as follows for the period ended March 31, 2007:

	Contractual Fee Rate	Fee Rate After Contractual Waivers (1)	Fee Rate After Contractual Waivers (2)*
Large Cap Fund (3)	0.74%	0.70%	0.70%
Mid Cap Value Fund	0.74%	0.70%	0.70%
Mid Cap Growth Fund	0.74%	0.70%	0.70%
Small Cap Fund	1.00%	0.80%	0.80%
International Equity Fund	1.00%	0.90%	0.85%
Special Opportunities Equity Fund	0.80%	0.80%	0.80%
Equity Income Fund	0.70%	0.70%	0.70%
Short U.S. Government Fund	0.60%	0.45%	0.45%
Intermediate U.S. Government Fund	0.60%	0.48%	0.48%
Total Return Bond Fund	0.60%	0.48%	0.48%
Kentucky Intermediate Tax-Free Fund	0.60%	0.40%	0.40%
Maryland Intermediate Tax-Free Fund	0.60%	0.30%	0.30%
North Carolina Intermediate Tax-Free Fund	0.60%	0.45%	0.45%
South Carolina Intermediate Tax-Free Fund (3)	0.60%	0.45%	0.45%
Virginia Intermediate Tax-Free Fund	0.60%	0.45%	0.45%
West Virginia Intermediate Tax-Free Fund	0.45%	0.45%	0.45%
Prime Money Market Fund	0.40%	0.29%	0.28%
U.S. Treasury Money Market Fund	0.40%	0.26%	0.26%
National Tax-Free Money Market Fund	0.25%	0.20%	0.20%
Capital Manager Conservative Growth Fund	0.25%	0.00%	0.00%
Capital Manager Moderate Growth Fund	0.25%	0.00%	0.00%
Capital Manager Growth Fund	0.25%	0.00%	0.00%
Capital Manager Equity Fund	0.25%	0.00%	0.00%
*	Effective February 1, 2007, BB&T AM contractually agreed to waive a portion of the investment advisory fee as disclosed in the table above. All contractual investment advisory fee waivers are not subject to recoupment in subsequent fiscal periods.
(1)	For the period October 1, 2006 through January 31, 2007.
(2)	For the period February 1, 2007 through March 31, 2007.
(3)	For all or a portion of the period ended March 31, 2007 BB&T AM voluntarily waived additional investment advisory fees for the Large Cap Fund and South Carolina Intermediate Tax-Free Fund. All voluntary investment advisory fee waivers are not subject to recoupment in subsequent fiscal periods and may be discontinued at any time.

Pursuant to a Sub-Advisory agreement with BB&T AM, UBS Global Asset Management (Americas), Inc. (“UBS”) serves as the Sub-Advisor to the International Equity Fund, subject to the general supervision of the Funds’ Board of Trustees and BB&T AM. Pursuant to a Sub-Advisory agreement with BB&T AM, Federated Investment Management Company (“Federated”) serves as the Sub-Advisor to the Prime Money Market Fund and the National Tax-Free Money Market Fund, subject to the general supervision of the Funds’ Board of Trustees and BB&T AM. Pursuant to a Sub-Advisory agreement with BB&T AM, Scott & Stringfellow, Inc., a wholly owned subsidiary of BB&T Corporation, serves as the Sub-Advisor to the Special Opportunities Equity Fund and the Equity Income Fund, subject to the general supervision of the Funds’ Board of Trustees and BB&T AM. Pursuant to

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2007

a Sub-Advisory agreement with BB&T AM, Sterling Capital Management LLC, a wholly owned subsidiary of BB&T Corporation, serves as the Sub-Advisor to the Mid Cap Value Fund and the Total Return Bond Fund, subject to the general supervision of the Funds’ Board of Trustees and BB&T AM. For their services, Sub-Advisors are entitled to a fee, payable by BB&T AM.

BB&T AM serves the Funds as administrator. BB&T AM receives compensation for providing administration services at a rate of 0.12% of the BB&T Funds’ and BB&T Variable Insurance Funds’ aggregate average daily net assets up to $5 billion and a rate of 0.08% of the aggregate average daily net assets in excess of $5 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statements of Operations as “Administration fees”. BB&T AM voluntarily waived administration fees of $35,929, $48,713, $37,974 and $19,118, respectively, of the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund for the period ended March 31, 2007. Administration fee waivers are included on the Statements of Operations as “Less expenses waived by the administrator” and these waivers are not subject to recoupment in subsequent fiscal periods. Pursuant to a Sub-Administration Agreement with BB&T AM, BISYS Fund Services Ohio, Inc. (“BISYS Ohio”) serves as sub-administrator to the Funds subject to the general supervision of the Funds’ Board of Trustees and BB&T AM. For these services, BISYS Ohio is entitled to a fee, payable by BB&T AM. BISYS Ohio is a subsidiary of the BISYS Group, Inc.

BISYS Ohio serves the Funds as fund accountant and transfer agent and receives compensation for providing fund accounting and transfer agency services at a rate of 0.02% (0.01% for each service) of the average daily net assets of each Fund, plus certain out of pocket expenses. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees” and “Transfer agency fees”, respectively.

Under a Compliance Services Agreement between the Trust and BISYS Ohio (the “CCO Agreement”), BISYS Ohio makes an employee available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. Expenses incurred for the Funds are reflected on the Statements of Operations as “Compliance service fees”. BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

For the period ended March 31, 2007, the Funds’ paid $125,381 in brokerage fees to Scott & Stringfellow, Inc., a wholly owned subsidiary of BB&T Corporation, on the execution of purchases and sales of the Funds’ portfolio investments.

Effective November 1, 2005, BB&T Funds Distributor, Inc. (“BBTFDI”) serves as distributor to each Fund of the Trust pursuant to a Distribution Agreement (the “Distribution Agreement”). Effective February 1, 2006 and through January 31, 2007, BBTFDI contractually agreed to waive 0.25% of the Class A distribution fees of the Funds except for the Mid Cap Value Fund, Mid Cap Growth Fund, West Virginia Intermediate Tax-Free Fund, Prime Money Market Fund and the U.S. Treasury Money Market Fund. BBTFDI waived $457,292 of distribution fees for the period ended March 31, 2007. Distribution fee waivers are included in the Statements of Operations as “Less expenses waived by the Distributor” and these waivers are not subject to recoupment in subsequent fiscal periods. Prior to November 1, 2005, BISYS Fund Services LP served as distributor to each Fund of BB&T Funds pursuant to a Distribution Agreement dated February 7, 1997, as amended.

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the distributor of up to 0.50%, 1.00% and 1.00% of the average daily net assets of the Class A Shares, Class B Shares, and Class C Shares, respectively, with exception of the Mid Cap Value Fund, the Mid Cap Growth Fund and the West Virginia Intermediate Tax-Free Fund which receives payments of up to 0.25% of the average daily net assets for Class A. The fees may be used by BBTFDI to pay banks, broker dealers and other institutions, including affiliates of the advisor. As distributor, BBTFDI, is entitled to receive commissions on sales of shares of the Variable Net Asset Value Funds. For the period ended March 31, 2007, BBTFDI received $1,603,747 from commissions earned on sales of shares of the Funds’ Variable Net Asset Value Funds. Commissions paid to affiliated broker-dealers during the period ended March 31, 2007 were $1,436,606.

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2007

The advisor or BB&T AM and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the shares and/or for the servicing of the shares. These are additional payments over and above the sales charge (including Rule 12b-1 fees) and service fees paid by the Funds. The payments, which may be different for different financial institutions, will not change the price an investor will pay for shares or the amount that a Fund will receive for the sale of shares.

Certain Officers and Trustees of the Funds are affiliated with the adviser, the administrator, or the sub-administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles. Each of the five Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who serve on both the Board and the Audit Committee are compensated $6,000 per quarter and $2,400 for each regularly scheduled meeting, plus reimbursement for certain expenses. During the period ended March 31, 2007, actual Trustee compensation was $102,111 in total.

6.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

7.	Line of Credit

U.S. Bank, N.A. has made available a credit facility to the Funds, pursuant to a Credit Agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Funds to avoid security liquidation that BB&T AM believes are unfavorable to shareholders. Outstanding principal amounts under the Agreement bear interest at an interest rate equal to the Prime Rate minus 2.00%. At March 31, 2007, the following Funds utilized lines of credit:

	Average Interest Rate	Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During The Period
North Carolina Intermediate Tax-Free Fund	6.25%	$194,000	1	$34	$194,000

8.	Federal Income Tax Information:

As of the latest tax year end of September 30, 2006, the following Funds have net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by U.S. Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Small Cap Fund*	$7,051,245	2009
Small Cap Fund*	2,350,415	2010
International Equity Fund	636,946	2011
Short U.S. Government Fund	349,217	2008
Short U.S. Government Fund	498,342	2009
Short U.S. Government Fund	118,919	2012
Short U.S. Government Fund	2,094,190	2013
Short U.S. Government Fund	1,246,269	2014
Intermediate U.S. Government Fund	222,709	2013
Intermediate U.S. Government Fund	4,243,104	2014
Total Return Bond Fund	1,527,254	2014
Kentucky Intermediate Tax-Free Fund	7,545	2011
Kentucky Intermediate Tax-Free Fund	3,794	2014
Maryland Intermediate Tax-Free Fund	14,230	2011
Maryland Intermediate Tax-Free Fund	113,581	2013
Capital Manager Conservative Growth Fund	1,243,302	2012
Capital Manager Conservative Growth Fund	164,216	2013
*	The amount of these losses that may be utilized are limited to $2,350,415 on annual basis as a result of certain ownership changes in 2006.

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2007

The tax character of dividends paid to shareholders during the latest tax year end of September 30, 2006, were as follows:

	Distributions Paid From
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Exempt Distributions	Current Year Distributions of Earnings and Profits	Total Distributions Paid*
Large Cap Fund	$16,180,152	$43,804,755	$59,984,907	$—	$—	$59,984,907
Mid Cap Value Fund	11,456,392	9,945,224	21,401,616	—	—	21,401,616
Mid Cap Growth Fund	1,262,723	13,009,021	14,271,744	—	188,060	14,459,804
Small Cap Fund	845,622	7,693,220	8,538,842	—	24,778	8,563,620
International Equity Fund	2,763,161	—	2,763,161	—	—	2,763,161
Special Opportunities Equity Fund	3,037,182	6,658,012	9,695,194	—	—	9,695,194
Equity Income Fund	3,534,406	507,611	4,042,017	—	—	4,042,017
Short U.S. Government Fund	4,796,925	—	4,796,925	—	—	4,796,925
Intermediate U.S. Government Fund	20,142,563	—	20,142,563	—	—	20,142,563
Total Return Bond Fund	22,226,099	2,176,080	24,402,179	—	—	24,402,179
Kentucky Intermediate Tax-Free Fund	—	—	—	521,519	—	521,519
Maryland Intermediate Tax-Free Fund	106	—	106	326,935	—	327,041
North Carolina Intermediate Tax-Free Fund	104,708	911,150	1,015,858	3,962,871	—	4,978,729
South Carolina Intermediate Tax-Free Fund	—	347,206	347,206	694,356	—	1,041,562
Virginia Intermediate Tax-Free Fund	—	447,855	447,855	2,890,792	—	3,338,647
West Virginia Intermediate Tax-Free Fund	15,699	409,576	425,275	2,631,959	—	3,057,234
Prime Money Market Fund	44,000,932	—	44,000,932	—	—	44,000,932
U.S. Treasury Money Market Fund	25,302,481	—	25,302,481	—	—	25,302,481
National Tax-Free Money Market Fund	—	—	—	267,647	—	267,647
Capital Manager Conservative Growth Fund	2,156,986	—	2,156,986	—	—	2,156,986
Capital Manager Moderate Growth Fund	1,857,732	—	1,857,732	—	—	1,857,732
Capital Manager Growth Fund	1,244,704	—	1,244,704	—	—	1,244,704
Capital Manager Equity Fund	1,277,116	—	1,277,116	—	—	1,277,116

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2007

As of latest tax year end of September 30, 2006, the components of accumulated earnings (deficit) on a tax basis was as follows:

	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains (Losses)	Accumulated Earnings	Dividends Payable*	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Large Cap Fund	$6,041,345	$70,414,557	$76,455,902	$(783,804)	$—	$160,326,236	$235,998,334
Mid Cap Value Fund	6,958,982	1,115,592	8,074,574	(143,586)	—	18,114,339	26,045,327
Mid Cap Growth Fund	—	16,286,520	16,286,520	—	—	20,783,667	37,070,187
Small Cap Fund	—	3,598,280	3,598,280	(27,923)	(9,401,660)	13,522,220	7,690,917
International Equity Fund	820,876	—	820,876	(1,414,301)	(716,946)	63,129,987	61,819,616
Special Opportunities Equity Fund	1,779,078	7,901,155	9,680,233	—	—	37,622,395	47,302,628
Equity Income Fund	483,827	2,979,473	3,463,300	(636,097)	—	15,635,465	18,462,668
Short U.S. Government Fund	850,380	—	850,380	(272,055)	(8,244,574)	(757,819)	(8,424,068)
Intermediate U.S. Government Fund	4,628,534	—	4,628,534	(1,293,561)	(14,952,855)	(4,556,907)	(16,174,789)
Total Return Bond Fund	4,328,179	—	4,328,179	(2,137,064)	(10,356,412)	(533,970)	(8,699,267)
Kentucky Intermediate Tax-Free Fund	43,896	—	43,896	(38,763)	(80,022)	302,229	227,340
Maryland Intermediate Tax-Free Fund	25,627	—	25,627	(26,107	(143,744)	142,826	(1,398)
North Carolina Intermediate Tax-Free Fund	370,719	15,453	386,172	(317,922)	—	3,156,509	3,224,759
South Carolina Intermediate Tax-Free Fund	72,147	9,845	81,992	(56,389)	—	526,597	552,200
Virginia Intermediate Tax-Free Fund	264,659	25,902	290,561	(232,785)	—	2,512,038	2,569,814
West Virginia Intermediate Tax-Free Fund	161,128	188,044	349,172	(216,502)	—	1,752,947	1,885,617
Prime Money Market Fund	5,136,281	4,504	5,140,785	(5,135,097)	—	—	5,688
U.S. Treasury Money Market Fund	2,497,403	—	2,497,403	(2,497,157)	—	—	246
National Tax-Free Money Market Fund	261,198	—	261,198	(258,170)	—	—	3,028
Capital Manager Conservative Growth Fund	669,925	—	669,925	(615,051)	(1,407,518)	5,493,699	4,141,055
Capital Manager Moderate Growth Fund	610,542	348,321	958,863	(515,660)	—	8,778,167	9,221,370
Capital Manager Growth Fund	388,051	951,905	1,339,956	(304,206)	—	6,593,327	7,629,077
Capital Manager Equity Fund	160,409	1,535,846	1,696,255	(112,928)	—	5,018,527	6,601,854

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2007

Under current tax law, capital losses realized after October 31 of a Fund’s period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2007:

Post-October Losses
International Equity Fund	$80,000
Short U.S. Government Fund	3,937,637
Intermediate U.S. Government Fund	10,487,042
Total Return Bond Fund	8,829,158
Kentucky Intermediate Tax-Free Fund	68,683
Maryland Intermediate Tax-Free Fund	15,933

At March 31, 2007 the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Fund	$744,178,032	$128,537,004	$(9,420,737)	$119,116,267
Mid Cap Value Fund	298,896,159	34,928,608	(1,563,364)	33,365,244
Mid Cap Growth Fund	185,717,480	31,563,780	(1,563,053)	30,000,727
Small Cap Fund	124,321,601	18,863,227	(1,508,612)	17,354,615
International Equity Fund	106,921,767	53,072,713	(2,324,251)	50,748,462
Special Opportunities Equity Fund	278,528,669	44,904,729	(820,111)	44,084,618
Equity Income Fund	149,179,791	21,192,053	(721,468)	20,470,585
Short U.S. Government Fund	68,147,244	122,044	(643,677)	(521,633)
Intermediate U.S. Government Fund	234,521,913	631,352	(3,772,030)	(3,140,678)
Total Return Bond Fund	568,144,119	2,402,537	(1,462,672)	939,865
Kentucky Intermediate Tax-Free Fund	13,498,547	229,803	(3,402)	226,401
Maryland Intermediate Tax-Free Fund	10,668,989	112,835	(9,246)	103,589
North Carolina Intermediate Tax-Free Fund	109,273,840	2,235,462	(72,605)	2,162,857
South Carolina Intermediate Tax-Free Fund	17,773,525	387,402	(15,161)	372,241
Virginia Intermediate Tax-Free Fund	75,858,242	1,705,404	—	1,705,404
West Virginia Intermediate Tax-Free Fund	69,631,868	1,456,362	(597)	1,455,765
Prime Money Market Fund	1,720,614,911	—	—	—
U.S. Treasury Money Market Fund	674,073,386	—	—	—
National Tax-Free Money Market Fund	98,010,457	—	—	—
Capital Manager Conservative Growth Fund	58,921,931	4,152,649	(585,960)	3,566,689
Capital Manager Moderate Growth Fund	80,969,448	6,483,386	(619,615)	5,863,771
Capital Manager Growth Fund	62,885,030	5,212,588	(840,340)	4,372,248
Capital Manager Equity Fund	32,479,033	3,291,643	(94,130)	3,197,513

9.	Legal and Regulatory Matters

On September 26, 2006 BISYS Fund Services, Inc. (“BISYS”), an affiliate of BISYS Ohio, which provides various services to the Funds as described in footnote 5, announced a settlement with the SEC regarding the SEC’s investigation related to BISYS’ past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. Although BISYS has reached a settlement with the SEC, the Funds’ management is not aware that any determination has been made as to how the BISYS settlement monies will be distributed. The SEC’s examination of BISYS’ mutual fund clients and their advisers has not been completed. Accordingly, the Funds’ management is currently unable to determine the impact, if any, of such matters on the Funds or the Funds’ financial statements.

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2007

10.	Subsequent event for service provider change

Effective April 23, 2007, BB&T AM receives compensation for providing administration services on the aggregate average daily net assets of the BB&T Funds or BB&T Variable Insurance Funds’ at a rate of 0.11% on the first $3.5 billion, 0.075% on the next $1 billion, 0.06% on the next $1.5 billion, and 0.04% over $6 billion.

Effective April 23, 2007, PFPC, Inc. (“PFPC”) serves as sub administrator to the Funds subject to the general supervision of the Funds’ Board of Trustees and BB&T AM. For these services, PFPC is entitled to a fee, payable by BB&T AM.

Effective April 23, 2007, PFPC serves the Funds as fund accountant and transfer agent and receives compensation from the Funds for providing fund accounting and transfer agency services.

11.	Special meeting of shareholders

On January 24, 2007, there was a special meeting of the shareholders of the BB&T Large Cap Growth Fund (“Growth Fund”) and the BB&T Large Cap Fund (“Large Cap Fund”). The purpose of the meeting was: (1) to consider and act upon a Plan of Reorganization (“Reorganization Plan”) adopted by BB&T Funds providing for the transfer of all the assets of the Growth Fund in exchange the Large Cap Fund and the assumption by the Large Cap Fund of all the liabilities of the Growth Fund, followed by the dissolution and liquidation of the Growth Fund and the distribution of Shares of the Large Cap Fund to the shareholders of the Growth Fund, and (2) to transact such other business as may properly come before the Special Meeting or any adjournment thereof. A description of the proposal and the number of shares voted is as follows:

1.	To consider and act upon a Plan of Reorganization (“Reorganization Plan”) adopted by BB&T Funds providing for the transfer of all the assets of the Growth Fund in exchange the Large Cap Fund and the assumption by the Large Cap Fund of all the liabilities of the Growth Fund, followed by the dissolution and liquidation of the Growth Fund and the distribution of Shares of the Large Cap Fund to the shareholders of the Growth Fund.

AFFIRMATIVE	AGAINST	ABSTAIN
15,782,589	5,316	5,462

BB&T Funds

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; (ii) on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872; (ii) on the SEC’s website at http://www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Semiannual Report March 31, 2007

INVESTMENT ADVISER

BB&T Asset Management, Inc.

434 Fayetteville Street

5th Floor

Raleigh, NC 27601

DISTRIBUTOR

BB&T Funds Distributor, Inc.

3435 Stelzer Road

Columbus, OH 43219

(Through 4/20/07)

BB&T AM Distributors, Inc.

760 Moore Road

King of Prussia, PA 19406

(Effective 4/23/07)

LEGAL COUNSEL

Ropes & Gray LLP

One Metro Center

700 12th Street, N.W.

Suite 900

Washington D.C. 20005

TRANSFER AGENT

BISYS Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

(Through 4/20/07)

PFPC, Inc.

760 Moore Road

King of Prussia, PA 19406

(Effective 4/23/07)

AUDITORS KPMG LLP 191 W. Nationwide Boulevard Suite 500 Columbus, OH 43215

Item 2.	Code of Ethics.

Not applicable — only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable. Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable — Only applicable for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         BB&T Funds

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer (Principal Financial Officer)

Date    June 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President (Principal Executive Officer)

Date    June 8, 2007

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer (Principal Financial Officer)

Date    June 8, 2007

*	Print the name and title of each signing officer under his or her signature.